UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	    WASHINGTON, D.C. 20549
	   	 --------

		FORM N-CSR
		 --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-4325

FIRST INVESTORS LIFE SERIES FUND
(Exact name of registrant as specified in charter)
		 --------

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)


REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2003

DATE OF REPORTING PERIOD:  DECEMBER 31, 2003

Item 1.  Reports to Stockholders

	   The Annual Report to Stockholders follows

[Logo: "FIRST INVESTORS"]

The words "LIFE SERIES FUND" in a rectangular blue box across the top of the page.

BLUE CHIP
CASH MANAGEMENT
DISCOVERY
FOCUSED EQUITY
GOVERNMENT
GROWTH
HIGH YIELD
INTERNATIONAL SECURITIES
INVESTMENT GRADE
TARGET MATURITY 2007
TARGET MATURITY 2010
TARGET MATURITY 2015
VALUE

ANNUAL REPORT
December 31, 2003

Portfolio Manager's Letter
FIRST INVESTORS LIFE BLUE CHIP FUND

Dear Investor:

This is the annual report for the First Investors Life Blue Chip Fund for the year ended December 31, 2003. During the year, the Fund's return on a net asset value basis was 26.2% and the Fund declared dividends of 11 cents per share.

The Fund's performance was largely driven by stocks that benefited from improving economic conditions, solid performance of large-cap stocks and sector allocation decisions.

The Fund's performance was helped by holdings in a number of sectors. As the year unfolded and the economy continued to improve, the Fund increased its exposure to cyclical sectors, such as technology and industrials. These sectors posted strong returns, with the Fund's technology holdings performing particularly well. The Fund also benefited from solid stock selection in the telecommunications and health care sectors. In addition, the Fund's performance was aided by its overweight position in gold mining stocks within the materials sector.

The Fund's overall performance during the reporting period was hurt by underweight positions in the utilities and consumer discretionary sectors, as these sectors posted solid returns.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ DENNIS T. FITZPATRICK

Dennis T. Fitzpatrick
Portfolio Manager

January 31, 2004

Cumulative Performance Information
FIRST INVESTORS LIFE BLUE CHIP FUND

Comparison of change in value of $10,000 investment in the First Investors Life Blue Chip Fund and the Standard & Poor's 500 Index.

BLUE CHIP FUND
GRAPH PLOTS
As of December 31, 2003

                 LIFE SERIES             S&P 500
              BLUE CHIP FUND               INDEX

DEC-93               $10,000             $10,000
DEC-94                 9,855              10,132
DEC-95                13,205              13,940
DEC-96                16,047              17,140
DEC-97                20,334              22,859
DEC-98                24,127              29,337
DEC-99                30,237              35,510
DEC-00                28,497              32,276
DEC-01                23,004              28,439
DEC-02                17,069              22,154
DEC-03                21,540              28,508

(INSET BOX IN CHART READS:)

                Average Annual Total Returns*
One Year                 26.19%
Five Years               (2.24%)
Ten Years                 7.98%

The graph compares a $10,000 investment in the First Investors Life Blue Chip Fund beginning 12/31/93 with a theoretical investment in the Standard & Poor's 500 Index (the "Index"). The Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of such funds, which represent all major industries. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended
  12/31/03.

The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Standard & Poor's 500 Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS LIFE BLUE CHIP FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--98.4%
              Consumer Discretionary--12.3%
     7,800  * American Axle & Manufacturing Holdings, Inc.                                        $315,276         $18
    13,400    Autoliv, Inc.                                                                        504,510          28
    11,300  * Bed Bath & Beyond, Inc.                                                              489,855          27
    10,500    Best Buy Company, Inc.                                                               548,520          31
    22,100    Clear Channel Communications, Inc.                                                 1,034,943          58
     9,900    Colgate-Palmolive Company                                                            495,495          28
    27,514  * Comcast Corporation - Class "A"                                                      904,385          51
    19,400  * Comcast Corporation - Special Class "A"                                              606,832          34
    12,000    Dollar General Corporation                                                           251,880          14
    11,100  * eBay, Inc.                                                                           716,949          40
     7,100    Gannett Company, Inc.                                                                633,036          35
    39,800    Gap, Inc.                                                                            923,758          52
    16,100    GTECH Holdings Corporation                                                           796,789          44
     9,300    Harley-Davidson, Inc.                                                                442,029          25
    51,300    Home Depot, Inc.                                                                   1,820,637         102
    10,200  * Kohl's Corporation                                                                   458,388          26
     6,300    Lear Corporation                                                                     386,379          22
    47,100  * Liberty Media Corporation - Class "A"                                                560,019          31
    14,800    Lowe's Companies, Inc.                                                               819,772          46
    19,500    Mattel, Inc.                                                                         375,765          21
    33,500    McDonald's Corporation                                                               831,805          46
    41,300    Newell Rubbermaid, Inc.                                                              940,401          53
     7,500    Omnicom Group, Inc.                                                                  654,975          37
    18,000    Reebok International, Ltd.                                                           707,760          40
    29,700    Target Corporation                                                                 1,140,480          64
    74,800  * Time Warner, Inc.                                                                  1,345,652          75
    17,500    TJX Companies, Inc.                                                                  385,875          21
    38,900    Viacom, Inc. - Class "B"                                                           1,726,382          97
    50,200    Walt Disney Company                                                                1,171,166          65
----------------------------------------------------------------------------------------------------------------------
                                                                                                21,989,713       1,231
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--9.6%
    27,200    Altria Group, Inc.                                                                 1,480,224          83
    16,800    Anheuser-Busch Companies, Inc.                                                       885,024          50
    35,200    Coca-Cola Company                                                                  1,786,400         100
    15,300  * Costco Wholesale Corporation                                                         568,854          32
    26,600    CVS Corporation                                                                      960,792          54
    10,300    General Mills, Inc.                                                                  466,590          26
    18,700    Gillette Company                                                                     686,851          38
     6,700    Kellogg Company                                                                      255,136          14
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE BLUE CHIP FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples (continued)
    13,300    Kimberly-Clark Corporation                                                          $785,897         $44
    26,500  * Kroger Company                                                                       490,515          27
    15,900    Pepsi Bottling Group, Inc.                                                           384,462          22
    42,800    PepsiCo, Inc.                                                                      1,995,336         112
    24,700    Procter & Gamble Company                                                           2,467,036         138
    35,500    Sara Lee Corporation                                                                 770,705          43
    59,100    Wal-Mart Stores, Inc.                                                              3,135,255         176
----------------------------------------------------------------------------------------------------------------------
                                                                                                17,119,077         959
----------------------------------------------------------------------------------------------------------------------
              Energy--6.0%
     7,100    Apache Corporation                                                                   575,810          32
    13,100    BP PLC (ADR)                                                                         646,485          36
    15,900    ChevronTexaco Corporation                                                          1,373,601          77
    15,173    ConocoPhillips                                                                       994,894          56
     9,400    EOG Resources, Inc.                                                                  433,998          24
    87,700    ExxonMobil Corporation                                                             3,595,700         202
    24,900    Halliburton Company                                                                  647,400          36
    14,000    Occidental Petroleum Corporation                                                     591,360          33
    18,000    Schlumberger, Ltd.                                                                   984,960          55
    36,200  * Transocean, Inc.                                                                     869,162          49
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,713,370         600
----------------------------------------------------------------------------------------------------------------------
              Financials--19.4%
    42,100    ACE, Ltd.                                                                          1,743,782          98
    36,800    American Express Company                                                           1,774,864          99
    45,100    American International Group, Inc.                                                 2,989,228         167
    15,900    Aon Corporation                                                                      380,646          21
    30,900    Bank of America Corporation                                                        2,485,287         139
    19,700    Bank of New York Company, Inc.                                                       652,464          37
    17,700    Bank One Corporation                                                                 806,943          45
       250  * Berkshire Hathaway, Inc. - Class "B"                                                 703,750          39
    12,100    Chubb Corporation                                                                    824,010          46
    99,100    Citigroup, Inc.                                                                    4,810,314         269
     9,000    Eaton Vance Corporation                                                              329,760          18
    31,100    Fannie Mae                                                                         2,334,366         131
    21,500    FleetBoston Financial Corporation                                                    938,475          53
    10,500    Goldman Sachs Group, Inc.                                                          1,036,665          58
    10,800    GreenPoint Financial Corporation                                                     381,456          21
    35,300    J.P. Morgan Chase & Company                                                        1,296,569          73
    13,400    Marsh & McLennan Companies, Inc.                                                     641,726          36
    36,200    MBNA Corporation                                                                     899,570          50
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials (continued)
    17,700    Mellon Financial Corporation                                                        $568,347         $32
    24,000    Merrill Lynch & Company, Inc.                                                      1,407,600          79
    20,300    Morgan Stanley                                                                     1,174,761          66
    13,300    State Street Corporation                                                             692,664          39
    45,000    U.S. Bancorp                                                                       1,340,100          75
    53,000    UnumProvident Corporation                                                            835,810          47
    18,200    Wachovia Corporation                                                                 847,938          47
    18,600    Washington Mutual, Inc.                                                              746,232          42
    34,000    Wells Fargo & Company                                                              2,002,260         112
----------------------------------------------------------------------------------------------------------------------
                                                                                                34,645,587       1,939
----------------------------------------------------------------------------------------------------------------------
              Health Care--14.1%
    29,900    Abbott Laboratories                                                                1,393,340          78
    32,900  * Amgen, Inc.                                                                        2,033,220         114
     7,600  * Barr Laboratories, Inc.                                                              584,820          33
    20,300  * Boston Scientific Corporation                                                        746,228          42
    14,400    Cardinal Health, Inc.                                                                880,704          49
    15,600    Eli Lilly & Company                                                                1,097,148          61
     7,600  * Forest Laboratories, Inc.                                                            469,680          26
     4,000  * Genetech, Inc.                                                                       374,280          21
     8,200    Guidant Corporation                                                                  493,640          28
    55,000    Johnson & Johnson                                                                  2,841,300         159
    14,600    McKesson Corporation                                                                 469,536          26
    31,300    Medtronic, Inc.                                                                    1,521,493          85
    31,700    Merck & Company, Inc.                                                              1,464,540          82
    47,700  * Orthodontic Centers of America, Inc.                                                 383,985          21
   151,640    Pfizer, Inc.                                                                       5,357,441         300
    27,200  * Province Healthcare Company                                                          435,200          24
     7,400    Teva Pharmaceutical Industries, Ltd. (ADR)                                           419,654          24
    22,300    UnitedHealth Group, Inc.                                                           1,297,414          73
    12,300  * Varian Medical Systems, Inc.                                                         849,930          48
    13,200  * Watson Pharmaceuticals, Inc.                                                         607,200          34
    33,200    Wyeth                                                                              1,409,340          79
----------------------------------------------------------------------------------------------------------------------
                                                                                                25,130,093       1,407
----------------------------------------------------------------------------------------------------------------------
              Industrials--10.8%
    17,700    3M Company                                                                         1,505,031          84
    13,200    American Power Conversion Corporation                                                322,740          18
    11,900    Avery Dennison Corporation                                                           666,638          37
    10,200    Caterpillar, Inc.                                                                    846,804          47
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE BLUE CHIP FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials (continued)
    57,200  * Cendant Corporation                                                               $1,273,844         $71
     8,000    Danaher Corporation                                                                  734,000          41
    10,100    Emerson Electric Company                                                             653,975          37
     6,400    FedEx Corporation                                                                    432,000          24
   142,100    General Electric Company                                                           4,402,258         246
    14,700    Honeywell International, Inc.                                                        491,421          28
    15,600    ITT Industries, Inc.                                                               1,157,676          65
    18,100    Lockheed Martin Corporation                                                          930,340          52
    34,400    Masco Corporation                                                                    942,904          53
     9,000    Northrop Grumman Corporation                                                         860,400          48
    36,800    Tyco International, Ltd.                                                             975,200          55
    11,200    Union Pacific Corporation                                                            778,176          44
    10,100    United Parcel Service, Inc. - Class "B"                                              752,955          42
    17,500    United Technologies Corporation                                                    1,658,475          93
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,384,837       1,085
----------------------------------------------------------------------------------------------------------------------
              Information Technology--19.3%
     6,500  * Amdocs, Ltd.                                                                         146,120           8
    16,700    Analog Devices, Inc.                                                                 762,355          43
    40,400  * Applied Materials, Inc.                                                              906,980          51
    53,000  * Applied Micro Circuits Corporation                                                   316,940          18
    16,000    Automatic Data Processing, Inc.                                                      633,760          36
    26,800  * Checkpoint Systems, Inc.                                                             506,788          28
   155,000  * Cisco Systems, Inc.                                                                3,764,950         211
    19,900  * Computer Sciences Corporation                                                        880,177          49
    21,600  * Comverse Technology, Inc.                                                            379,944          21
    57,500  * Dell, Inc.                                                                         1,952,700         109
    55,200  * EMC Corporation                                                                      713,184          40
    25,000    First Data Corporation                                                             1,027,250          58
    61,800    Hewlett-Packard Company                                                            1,419,546          79
   135,800    Intel Corporation                                                                  4,372,760         245
    26,400    International Business Machines Corporation                                        2,446,752         137
     7,100  * Intuit, Inc.                                                                         375,661          21
    16,400  * Jabil Circuit, Inc.                                                                  464,120          26
     4,800    Maxim Integrated Products, Inc.                                                      239,040          13
   197,300    Microsoft Corporation                                                              5,433,642         304
    34,700    Motorola, Inc.                                                                       488,229          27
    42,200    Nokia Corporation - Class "A" (ADR)                                                  717,400          40
    70,200  * Nortel Networks Corporation                                                          296,946          17
    20,000  * NVIDIA Corporation                                                                   465,000          26
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology (continued)
    85,800  * Oracle Corporation                                                                $1,132,560         $63
    12,000    QUALCOMM, Inc.                                                                       647,160          36
    10,700  * Symantec Corporation                                                                 370,755          21
    26,500    Symbol Technologies, Inc.                                                            447,585          25
    48,948  * Taiwan Semiconductor Manufacturing Co.,
                Ltd. (ADR)                                                                         501,227          28
    48,300    Texas Instruments, Inc.                                                            1,419,054          80
    17,500  * Veritas Software Corporation                                                         650,300          36
    46,500  * Western Digital Corporation                                                          548,235          31
----------------------------------------------------------------------------------------------------------------------
                                                                                                34,427,120       1,927
----------------------------------------------------------------------------------------------------------------------
              Materials--2.7%
    21,700    Alcoa, Inc.                                                                          824,600          46
    46,500  * Coeur d'Alene Mines Corporation                                                      268,770          15
    14,600    Dow Chemical Company                                                                 606,922          34
    18,100    Du Pont (E.I.) de Nemours & Company                                                  830,609          47
    16,500    International Paper Company                                                          711,315          40
     1,300  * International Steel Group, Inc.                                                       50,635           3
    19,800    Newmont Mining Corporation                                                           962,478          54
    14,600    Praxair, Inc.                                                                        557,720          31
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,813,049         270
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--2.8%
    56,500    BellSouth Corporation                                                              1,598,950          89
    31,000    China Mobile, Ltd. (ADR)                                                             481,430          27
    27,800  * Nextel Communications, Inc. - Class "A"                                              780,068          44
    44,900    Verizon Communications, Inc.                                                       1,575,092          88
    22,800    Vodafone Group PLC (ADR)                                                             570,912          32
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,006,452         280
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE BLUE CHIP FUND
December 31, 2003


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.4%
     9,300    Dominion Resources, Inc.                                                            $593,619         $33
    10,500    Entergy Corporation                                                                  599,865          34
    12,400    Exelon Corporation                                                                   822,864          46
    23,400    ONEOK, Inc.                                                                          516,672          29
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,533,020         142
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $132,217,131)                                               175,762,318       9,840
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT
                AGENCY OBLIGATIONS--1.6%
    $1,100M   Fannie Mae, 1%, 1/26/04                                                            1,099,236          62
     1,800M   Freddie Mac, 1.02%, 1/7/04                                                         1,799,694         101
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Government Agency Obligations
  (cost $2,898,930)                                                                              2,898,930         163
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $135,116,061)                                      100.0%     178,661,248      10,003
Excess of Liabilities Over Other Assets                                                .0          (51,002)         (3)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                          100.0%    $178,610,246     $10,000
======================================================================================================================

* Non-income producing

See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS LIFE CASH MANAGEMENT FUND

Dear Investor:

This is the annual report for the First Investors Life Cash Management Fund for the year ended December 31, 2003. During the year, the Fund's return was 0.54%. The Fund maintained a $1.00 net asset value per share throughout the year.

The Fund's performance was largely driven by the low interest rate environment. Short-term interest rates moved generally lower through the first half of 2003 as economic growth remained uncertain and concerns regarding deflation troubled the market. During the second half of the year, short-term interest rates moved higher, but their average rate remained well below the average rate during the first half of the year.

The Fund responded to the historically low short-term interest rates by maintaining a relatively long weighted average maturity. The yield curve remained positively sloped during most of the year and offered opportunities for incremental return by investing in securities with longer maturities. The Fund effectively used corporate bonds and notes, floating rate securities and various types of callable securities to realize incremental return. The Fund continued to mitigate credit risk by generally limiting its corporate security investments to shorter maturities and smaller position sizes. In addition, the Fund invested a large portion of its assets in U.S. government and agency securities and maintained about 8 percent of its assets in domestic bank obligations.

Although money market funds are relatively conservative vehicles, there can be no assurance that they will be able to maintain a stable net asset value of $1.00 per share. Money market mutual funds are not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ MICHAEL J. O'KEEFE

Michael J. O'Keefe
Portfolio Manager

January 31, 2004


Portfolio of Investments
FIRST INVESTORS LIFE CASH MANAGEMENT FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                        Interest                  $10,000 of
    Amount    Security                                                                Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE NOTES--53.4%
      $300M   3M Co., 1/9/04                                                          1.00%       $299,933        $311
       300M   Anheuser-Busch Co., Inc., 1/13/04+                                      1.01         299,899         311
       283M   Archer-Daniels-Midland Co., 2/26/04+                                    1.05         282,538         293
       500M   Bell Atlantic New Jersey, Inc., 2/1/04                                  1.15         501,966         521
       300M   BellSouth Corp., 1/8/04+                                                1.02         299,940         311
       300M   Clorox Co., 1/27/04                                                     1.02         299,779         311
       300M   Dow Jones & Co., Inc., 2/5/2004+                                        1.04         299,697         311
       200M   Du Pont (E.I.) de Nemours & Co., 1/27/04                                1.04         199,850         207
       300M   Gannett Co., Inc., 1/12/04+                                             1.04         299,905         311
       200M   Merck & Co., Inc., 1/5/04                                               1.01         199,978         207
       300M   Merrill Lynch & Co., Inc., 1/9/04                                       1.00         299,933         311
       300M   National Rural Utilities Cooperative
                Finance Corp., 1/26/04                                                1.07         299,777         311
       300M   New York Times Co., Inc., 1/15/04                                       1.02         299,881         311
       400M   Pfizer, Inc., 1/21/04+                                                  1.02         399,773         415
       300M   Proctor & Gamble Co., 1/14/04+                                          1.01         299,891         311
       260M   Prudential Funding Corp., 1/30/04                                       1.02         259,786         270
       302M   W.W. Grainger, Inc., 1/28/04                                            1.01         301,771         313
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $5,144,297)                                                 5,144,297       5,336
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--28.1%
              Fannie Mae:
       350M     1/7/04                                                                1.04         349,939         363
       300M     1/16/04                                                               1.05         299,869         311
       300M     10/1/04                                                               1.50         300,000         311
       250M     12/21/04                                                              1.50         250,000         259
       200M   Federal Home Loan Bank, 1/12/04                                         1.20         200,237         208
              Freddie Mac:
       150M     5/20/04                                                               1.30         151,107         157
       295M     11/3/04                                                               1.33         295,000         306
       300M     11/16/04                                                              1.45         300,000         311
       415M     11/16/04                                                              1.49         414,922         430
       150M     11/19/04                                                              1.51         149,990         156
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
  (cost $2,711,064)                                                                              2,711,064       2,812
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                       Interest                  $10,000 of
     Amount    Security                                                               Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              FLOATING RATE NOTES--7.8%
      $300M   Fannie Mae, 9/10/04                                                     1.11%       $300,000        $311
       250M   Federal Farm Credit Bank, 2/26/04                                       1.07         249,989         259
       200M   Student Loan Marketing Association, 1/9/04                              1.12         200,003         208
----------------------------------------------------------------------------------------------------------------------
Total Value of Floating Rate Notes (cost $749,992)                                                 749,992         778
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--6.2%
              U.S. Treasury Bills:
       300M     1/2/04                                                                 .92         299,992         311
       300M     1/22/04                                                                .85         299,851         311
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $599,843)                                         599,843         622
----------------------------------------------------------------------------------------------------------------------
              BANKERS' ACCEPTANCES--3.7%
       355M   Chase Manhattan Bank, NA,
                2/6/04 (cost $354,609)                                                1.10         354,609         368
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $9,559,805)++                                        99.2%      9,559,805       9,916
Other Assets, Less Liabilities                                                          .8          80,646          84
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%     $9,640,451     $10,000
======================================================================================================================

 * The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates on floating rate notes are adjusted periodically and the rates shown are the rates in effect at December 31, 2003.

 + See Note 5

++ Aggregate cost for federal income tax purposes is the same.

See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS LIFE DISCOVERY FUND

Dear Investor:

This is the annual report for the First Investors Life Discovery Fund for the year ended December 31, 2003. During the year, the Fund's return on a net asset value basis was 39.2%.

The primary factors that drove the Fund's performance were the improving economy, a strong rebound of small-cap stocks and the Fund's sector allocation choices.

As in the early stages of past economic recoveries, small-cap stocks outperformed larger-cap stocks for the year. During the previous three years, the small-cap growth segment had been particularly hard-hit, and given the substantial decline, the segment had more of an opportunity to recover its standing. The technology and health care sectors were the leaders within the small-cap segment.

On a relative basis, the Fund underperformed the Russell 2000 Index for the year. The primary reason was the Fund's focus on investing in companies that were profitable and had reasonable valuations. The Fund's underweight positions in more speculative, higher risk companies, which ultimately performed well during the year, hurt its relative performance. The Fund's beta (a measure of volatility) was less than that of its benchmark over the course of the year.

Concerns about the viability of the economic recovery, as well as high valuations of some companies, resulted in an underweight position in the technology sector. Although the Fund benefited from many of its individual health care holdings, the decision to underweight the biotechnology sub-sector hurt relative performance, as these stocks were among the strongest performers of the year. Stock selection in the industrials sector also hurt relative performance, as several of these holdings performed poorly.

On the positive side, the financials sector was the biggest contributor to relative performance due to the Fund's overweight position and better stock selection. Our overweight decision was based on the view that small banks would benefit from the low interest rate environment. Also, we believed that property and casualty companies would gain from improved pricing.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ ALLEN KLEE

Allen Klee
Portfolio Manager

January 31, 2004

Cumulative Performance Information
FIRST INVESTORS LIFE DISCOVERY FUND

Comparison of change in value of $10,000 investment in the First Investors Life Discovery Fund and the Russell 2000 Index.

DISCOVERY FUND
GRAPH PLOTS
As of December 31, 2003

                                    RUSSELL 2000
              DISCOVERY FUND               INDEX

DEC-93               $10,000             $10,000
DEC-94                 9,747               9,682
DEC-95                12,207              12,219
DEC-96                13,731              14,241
DEC-97                16,043              17,408
DEC-98                16,532              17,019
DEC-99                21,156              20,653
DEC-00                21,110              20,050
DEC-01                16,651              20,571
DEC-02                12,137              16,358
DEC-03                16,900              24,094

(INSET BOX IN CHART READS:)

             Average Annual Total Returns*
One Year                 39.24%
Five Years                0.44%
Ten Years                 5.39%

The graph compares a $10,000 investment in the First Investors Life Discovery Fund beginning 12/31/93 with a theoretical investment in the Russell 2000 Index (the "Index"). The Index consists of the smallest 2,000 companies in the Russell 3000 Index (which represents approximately 98% of the investable U.S. equity market). The Index is an unmanaged index widely accepted as a proxy of small capitalization stocks. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, it is assumed that all dividend and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended
  12/31/03.

The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Russell 2000 Index figures are from Frank Russell and Company and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS LIFE DISCOVERY FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--98.8%
              Consumer Discretionary--15.7%
    39,900  * Aeropostale, Inc.                                                                 $1,094,058         $90
   121,100  * Champion Enterprises, Inc.                                                           847,700          70
    33,800  * Chico's FAS, Inc.                                                                  1,248,910         102
    21,300    Claire's Stores, Inc.                                                                401,292          33
   126,700  * Concord Camera Corporation                                                         1,171,975          96
    16,400    Culp, Inc.                                                                           178,760          15
     3,400  * Dick's Sporting Goods, Inc.                                                          165,444          13
    26,600  * Emmis Broadcasting Corporation                                                       719,530          59
    17,700    Fred's, Inc. - Class "A"                                                             548,346          45
    19,500  * Getty Images, Inc.                                                                   977,535          80
    14,100  * Guitar Center, Inc.                                                                  459,378          38
    60,900  * Jarden Corporation                                                                 1,665,006         137
    17,100  * Jos. A. Bank Clothiers, Inc.                                                         593,199          49
    16,100  * Leapfrog Enterprises, Inc. - Class "A"                                               427,133          35
    55,300  * MTR Gaming Group, Inc.                                                               569,590          47
    63,800  * Navigant International, Inc.                                                         883,630          72
    34,900  * Quicksilver, Inc.                                                                    618,777          51
    60,500  * Restoration Hardware, Inc.                                                           287,375          23
    48,200  * Scientific Games Corporation - Class "A"                                             819,882          67
    28,000  * Select Comfort Corporation                                                           693,280          57
    17,200  * Shuffle Master, Inc.                                                                 595,464          49
    13,100  * Sports Authority, Inc.                                                               503,040          41
    13,100  * Steven Madden, Ltd.                                                                  267,240          22
    11,000  * Tractor Supply Company                                                               427,790          35
    76,600    Triarc Companies, Inc. - Class "B"                                                   825,748          68
     6,000  * Tuesday Morning Corporation                                                          181,500          15
    17,000  * Urban Outfitters, Inc.                                                               629,850          52
    78,200  * Vail Resorts, Inc.                                                                 1,329,400         109
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,130,832       1,570
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--.9%
    15,500  * Elizabeth Arden, Inc.                                                                308,760          25
    39,300  * NeighborCare, Inc.                                                                   776,175          64
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,084,935          89
----------------------------------------------------------------------------------------------------------------------
              Energy--5.0%
    10,300    CARBO Ceramics, Inc.                                                                 527,875          43
    45,800    Chesapeake Energy Corporation                                                        621,964          51
    50,400  * Energy Partners, Ltd.                                                                700,560          58
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Energy (continued)
    14,100    Noble Energy, Inc.                                                                  $626,463         $51
    25,200  * Patterson-UTI Energy, Inc.                                                           829,584          68
    19,600  * Remington Oil & Gas Corporation                                                      385,924          32
    32,400  * TETRA Technologies, Inc.                                                             785,376          65
     2,200  * Whiting Petroleum Corporation                                                         40,480           3
    15,700    World Fuel Services Corporation                                                      533,015          44
    35,000    XTO Energy, Inc.                                                                     990,500          81
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,041,741         496
----------------------------------------------------------------------------------------------------------------------
              Financials--7.0%
    13,800    Bank of the Ozarks, Inc.                                                             310,638          25
     5,300    Capital Automotive (REIT)                                                            169,600          14
    12,300  * CapitalSource, Inc.                                                                  266,664          22
    14,600    Capitol Bancorp, Ltd.                                                                414,640          34
    33,075    Doral Financial Corporation                                                        1,067,661          88
    35,500  * First Marblehead Corporation                                                         776,740          64
    32,800    HCC Insurance Holdings, Inc.                                                       1,043,040          86
    10,900    Infinity Property & Casualty Corporation                                             360,245          30
     8,800  * Marlin Business Services, Inc.                                                       153,120          13
    17,700    Montpelier Re Holdings, Ltd.                                                         649,590          53
    13,500  * Navigators Group, Inc.                                                               416,745          34
    30,900    Odyssey Re Holdings Corporation                                                      696,795          57
    35,900    RAIT Investment Trust                                                                919,040          75
    26,600    Thornburg Mortgage, Inc.                                                             723,520          59
    14,600    Westcorp, Inc.                                                                       533,630          44
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,501,668         698
----------------------------------------------------------------------------------------------------------------------
              Health Care--20.4%
    12,400  * American Healthways, Inc.                                                            295,988          24
    17,300  * AmSurg Corporation                                                                   655,497          54
     3,700  * Angiotech Pharmaceuticals, Inc.                                                      170,200          14
    37,900  * Axcan Pharma, Inc.                                                                   593,135          49
    18,400  * Bio-Reference Laboratories, Inc.                                                     241,040          20
    27,900  * Bradley Pharmaceuticals, Inc.                                                        709,497          58
    12,000  * Celgene Corporation                                                                  540,240          44
    40,800  * Centene Corporation                                                                1,142,808          94
     8,700  * Cephalon, Inc.                                                                       421,167          35
    84,000  * CollaGenex Pharmaceuticals, Inc.                                                     941,640          77
    24,600  * CV Therapeutics, Inc.                                                                360,636          30
    12,900  * DaVita, Inc.                                                                         503,100          41
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE DISCOVERY FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
    65,400  * Discovery Laboratories, Inc.                                                        $686,046         $56
   278,700  * Endocare, Inc.                                                                     1,114,800          92
    23,300  * Eon Labs, Inc.                                                                     1,187,135          97
     1,200  * Exact Sciences Corporation                                                            12,144           1
    12,400  * Fisher Scientific International, Inc.                                                512,988          42
    18,800  * Gen-Probe, Inc.                                                                      685,636          56
    26,200  * Hanger Orthopedic Group, Inc.                                                        407,934          34
    37,800  * KV Pharmaceutical Company - Class "A"                                                963,900          79
    16,600  * LCA-Vision, Inc.                                                                     351,422          29
    12,000  * Martek Biosciences Corporation                                                       779,640          64
    60,100  * Med-Design Corporation                                                               270,450          23
     8,400    Medicis Pharmaceutical Corporation - Class "A"                                       598,920          49
    10,000  * MGI Pharma, Inc.                                                                     411,500          34
     9,800  * Neurocrine Biosciences, Inc.                                                         534,492          44
    12,800  * NPS Pharmaceuticals, Inc.                                                            393,472          32
    35,575  * Odyssey Healthcare, Inc.                                                           1,040,925          85
     3,200  * Possis Medical, Inc.                                                                  63,200           5
    16,600  * Psychiatric Solutions, Inc.                                                          346,940          28
   106,900  * Repligen Corporation                                                                 467,153          38
    44,400  * Select Medical Corporation                                                           722,832          59
    32,880  * SFBC International, Inc.                                                             873,293          72
    44,700  * SuperGen, Inc.                                                                       491,700          40
    52,100  * Synovis Life Technologies, Inc.                                                    1,059,714          87
    15,100  * Taro Pharmaceuticals Industries, Ltd.                                                973,950          80
    50,200  * VCA Antech, Inc.                                                                   1,555,196         128
    20,100  * VistaCare, Inc. - Class "A"                                                          706,515          58
    29,300  * VISX, Inc.                                                                           678,295          56
    10,000  * Wilson Greatbatch Technologies, Inc.                                                 422,700          35
----------------------------------------------------------------------------------------------------------------------
                                                                                                24,887,840       2,043
----------------------------------------------------------------------------------------------------------------------
              Industrials--13.0%
    36,000  * AGCO Corporation                                                                     725,040          59
    32,400    ALLETE, Inc.                                                                         991,440          81
    34,500  * DRS Technologies, Inc.                                                               958,410          79
    25,400  * Education Management Corporation                                                     788,416          65
    17,600  * ESCO Technologies, Inc.                                                              768,240          63
    28,100  * Genesee & Wyoming, Inc. - Class "A"                                                  885,150          73
    26,000  * II-VI, Inc.                                                                          670,800          55
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials (continued)
   103,800  * Kansas City Southern, Inc.                                                        $1,486,416        $122
    24,750  * Marten Transport, Ltd.                                                               380,655          31
    36,700  * Moore Wallace, Inc.                                                                  687,391          56
    24,800  * MTC Technologies, Inc.                                                               799,056          66
    10,500  * Old Dominion Freight Line, Inc.                                                      357,840          29
    27,000    Oshkosh Truck Corporation                                                          1,377,810         113
     2,500  * Overnite Corporation                                                                  56,875           5
    34,200  * Pinnacle Airlines Corporation                                                        475,038          39
    18,400    Quality Distribution, Inc.                                                           359,720          29
    44,100  * SI International, Inc.                                                               862,155          71
    20,200  * United Defense Industries, Inc.                                                      643,976          53
    64,200    United Industrial Corporation                                                      1,158,810          95
     9,100  * Vitran Corporation, Inc. - Class "A"                                                 128,765          11
    17,000  * Wabash National Corporation                                                          498,100          41
    47,700    Wabtec Corporation                                                                   812,808          67
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,872,911       1,303
----------------------------------------------------------------------------------------------------------------------
              Information Technology--31.7%
    18,600  * Altiris, Inc.                                                                        678,527          56
    50,900  * Aspect Communications Corporation                                                    802,184          66
   147,300  * Atari, Inc.                                                                          618,660          51
    29,800  * ATMI, Inc.                                                                           689,572          57
    10,500  * Avid Technology, Inc.                                                                504,000          41
    44,100    BEI Technologies, Inc.                                                               882,000          72
    22,000  * CheckFree Corporation                                                                608,300          50
    22,400  * Cognizant Technology Solutions Corporation - Class "A"                             1,022,336          84
    99,000  * Conexant Systems, Inc.                                                               492,030          40
    55,700  * Cray, Inc.                                                                           553,101          45
     8,200  * Cymer, Inc.                                                                          378,758          31
    16,700  * Cypress Semiconductor Corporation                                                    356,712          29
    28,700  * Digital River, Inc.                                                                  634,270          52
    27,900  * Digital Theater Systems, Inc.                                                        688,851          57
    26,000  * DSP Group, Inc.                                                                      647,660          53
    54,400  * Embarcadero Technologies, Inc.                                                       867,680          71
    50,000  * Epicor Software Corporation                                                          638,000          52
     6,700  * Excel Technology, Inc.                                                               220,162          18
    12,600    Fair Isaac Corporation                                                               619,416          51
    18,300  * FLIR Systems, Inc.                                                                   667,950          55
    44,800  * Global Imaging Systems, Inc.                                                       1,422,400         117
    18,500  * Hyperion Solutions Corporation                                                       557,590          46
    15,700  * Integrated Circuit Systems, Inc.                                                     447,293          37
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE DISCOVERY FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology (continued)
   111,500  * Intelligroup, Inc.                                                                  $632,205         $52
    26,513  * Intergraph Corporation                                                               634,191          52
    14,400  * International Rectifier Corporation                                                  711,504          58
    28,700    Inter-Tel, Inc.                                                                      716,926          59
    29,300  * Intrado, Inc.                                                                        643,135          53
    41,900  * JDA Software Group, Inc.                                                             691,769          57
    35,300  * Komag, Inc.                                                                          516,439          42
     7,300  * Kopin Corporation                                                                     48,983           4
    20,250  * Kronos, Inc.                                                                         802,103          66
    78,700  * Lawson Software, Inc.                                                                647,701          53
    48,900  * Lexar Media, Inc.                                                                    852,327          70
     9,500  * ManTech International Corporation - Class "A"                                        237,025          19
    43,600  * MapInfo Corporation                                                                  439,488          36
    59,500  * Maxtor Corporation                                                                   660,450          54
    59,500  * Measurement Specialties, Inc.                                                      1,215,585         100
    92,300  * MEMC Electronic Materials, Inc.                                                      887,926          73
    25,400  * Mentor Graphics Corporation                                                          369,316          30
     8,100  * Mercury Interactive Corporation                                                      393,984          32
    24,000  * MICROS Systems, Inc.                                                               1,040,640          85
   148,900  * MPS Group, Inc.                                                                    1,392,215         114
    48,900  * Neoware Systems, Inc.                                                                669,930          55
    11,600  * NetScreen Technologies, Inc.                                                         287,100          24
    40,000  * O2Micro International, Ltd.                                                          896,000          74
    13,200  * OmniVision Technologies, Inc.                                                        729,300          60
    30,400  * Pixelworks, Inc.                                                                     335,616          28
    23,200  * Progress Software Corporation                                                        474,672          39
     4,300  * ScanSource, Inc.                                                                     196,166          16
    12,900  * Sigmatel, Inc.                                                                       318,372          26
     5,900  * Skyworks Solutions, Inc.                                                              51,330           4
    20,900    StarTek, Inc.                                                                        852,511          70
    22,900  * Sybase, Inc.                                                                         471,282          39
    83,400  * Sycamore Networks, Inc.                                                              437,016          36
    38,100    Symbol Technologies, Inc.                                                            643,509          53
    26,000  * Synaptics, Inc.                                                                      389,480          32
    34,000  * TTM Technologies, Inc.                                                               573,920          47
    29,300  * United Online, Inc.                                                                  491,947          40
    16,500  * UTStarcom, Inc.                                                                      611,655          50
    22,200  * Varian Semiconductor Equipment Associates, Inc.                                      969,918          80
    28,100  * Verint Systems, Inc.                                                                 633,936          52
----------------------------------------------------------------------------------------------------------------------
                                                                                                38,565,024       3,165
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
     Shares                                                                                                   Invested
Warrants or                                                                                                   For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Materials--2.5%
     6,200    Centex Construction Products, Inc.                                                  $373,674         $31
    67,500  * Headwaters, Inc.                                                                   1,324,350         109
    33,700  * Kronos Worldwide, Inc.                                                               748,140          61
    26,600    NN, Inc.                                                                             334,894          27
    22,700    Penford Corporation                                                                  311,671          26
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,092,729         254
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--1.8%
    36,100    CT Communications, Inc.                                                              487,350          40
    12,900  * NII Holdings, Inc. - Class "B"                                                       962,727          79
    82,400  * PTEK Holdings, Inc.                                                                  725,944          60
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,176,021         179
----------------------------------------------------------------------------------------------------------------------
              Utilities--.8%
    24,100    Equitable Resources, Inc.                                                          1,034,372          85
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $89,880,188)                                                120,388,073       9,882
----------------------------------------------------------------------------------------------------------------------
              WARRANTS--.0%
              Health Care
    18,500  * Med-Design Corporation (expiring 7/29/08)
                (cost $2,313)+**                                                                     2,313          --
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--1.2%
    $1,500M   U.S. Treasury Bills, .845%, 1/8/04
                (cost $1,499,753)                                                                1,499,753         123
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $91,382,254)                                       100.0%     121,890,139      10,005
Excess of Liabilities Over Other Assets                                               (.0)         (58,484)         (5)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                          100.0%    $121,831,655     $10,000
======================================================================================================================

 * Non-income producing

** Security valued at fair value (see Note 1A)

 + See Note 5

See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS LIFE FOCUSED EQUITY FUND

Dear Investor:

This is the annual report for the First Investors Life Focused Equity Fund for the year ended December 31, 2003. During the year, the Fund's return on a net asset value basis was 27.7% and the Fund declared dividends of 1 cent per share.

Fund performance was driven by strong results in the equity markets, which posted double digit returns in 2003. The drivers were an improved geopolitical environment, renewed economic growth, improving credit markets, and investor perception that deflationary risks had bottomed. In particular, strong fiscal and monetary stimulus in the form of tax cuts and rebates, low interest rates, deficit spending, and high growth of money supply pushed the economy ahead.

Strong stock selection in the consumer discretionary and health care sectors helped boost performance for the period. An overweight position in the materials sector, and solid stock picking also aided results. Technology stocks performed well, and we correctly overweighted the sector. Unfortunately, our larger-cap, quality names did not perform as well as some of the smaller, more speculative technology holdings. Stock selection among both financials and industrials also detracted from performance.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ MATTHEW E. MEGARGEL

Matthew E. Megargel
Portfolio Manager

January 31, 2004

Cumulative Performance Information
FIRST INVESTORS LIFE FOCUSED EQUITY FUND

Comparison of change in value of $10,000 investment in the First
Investors Life Focused Equity Fund and the Standard & Poor's 500 Index.

FOCUSED EQUITY FUND
GRAPH PLOTS
As of December 31, 2003


                                         S&P 500
              FOCUSED EQUITY               INDEX

NOV-99               $10,000             $10,000
DEC-99                10,250              10,691
DEC-00                 9,130               9,717
DEC-01                 8,682               8,562
DEC-02                 6,243               6,670
DEC-03                 7,974               8,583

(INSET BOX IN CHART READS:)

                Average Annual Total Returns*
One Year                 27.73%
Since Inception
(11/8/99)                (5.31%)

The graph compares a $10,000 investment in the First Investors Life Focused Equity Fund beginning 11/8/99 (inception date) with a theoretical investment in the Standard & Poor's 500 Index (the "Index"). The Index is an unmanaged capitalization- weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended
  12/31/03.

The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Standard & Poor's 500 Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS LIFE FOCUSED EQUITY FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--98.2%
              Consumer Discretionary--10.2%
     7,200  * Comcast Corporation - Special Class "A"                                             $225,216        $226
     7,800    Gap, Inc.                                                                            181,038         182
     3,500    Lowe's Companies, Inc.                                                               193,865         194
    23,200  * Time Warner, Inc.                                                                    417,368         418
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,017,487       1,020
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--10.4%
     3,200    Altria Group, Inc.                                                                   174,144         175
     3,800    Coca-Cola Company                                                                    192,850         193
     5,100    Gillette Company                                                                     187,323         188
     3,100    PepsiCo, Inc.                                                                        144,522         145
     1,400    Procter & Gamble Company                                                             139,832         140
     3,800    Wal-Mart Stores, Inc.                                                                201,590         202
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,040,261       1,043
----------------------------------------------------------------------------------------------------------------------
              Energy--6.7%
     3,900    ChevronTexaco Corporation                                                            336,921         338
     6,100    Schlumberger, Ltd.                                                                   333,792         335
----------------------------------------------------------------------------------------------------------------------
                                                                                                   670,713         673
----------------------------------------------------------------------------------------------------------------------
              Financials--21.1%
     3,400    American Express Company                                                             163,982         164
     5,700    American International Group, Inc.                                                   377,796         379
     2,600    Bank of America Corporation                                                          209,118         210
     4,700    Bank One Corporation                                                                 214,273         215
     9,900    Citigroup, Inc.                                                                      480,546         482
     2,200    Marsh & McLennan Companies, Inc.                                                     105,358         106
     4,800    Merrill Lynch & Company, Inc.                                                        281,520         282
     7,200    Travelers Property Casualty Corporation - Class "B"                                  122,184         122
     3,200    Wachovia Corporation                                                                 149,088         149
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,103,865       2,109
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--13.7%
     5,800    Abbott Laboratories                                                                 $270,280        $271
     1,900    Cardinal Health, Inc.                                                                116,204         117
     2,900    Eli Lilly & Company                                                                  203,957         204
     1,600  * Genzyme Corporation                                                                   78,944          79
    13,400    Pfizer, Inc.                                                                         473,422         475
     5,200    Wyeth                                                                                220,740         221
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,363,547       1,367
----------------------------------------------------------------------------------------------------------------------
              Industrials--13.3%
     1,600    3M Company                                                                           136,048         137
     2,000    FedEx Corporation                                                                    135,000         135
     1,600    General Dynamics Corporation                                                         144,624         145
    12,300    General Electric Company                                                             381,054         382
     4,000    Lockheed Martin Corporation                                                          205,600         206
     5,900    Tyco International, Ltd.                                                             156,350         157
     1,800    United Technologies Corporation                                                      170,586         171
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,329,262       1,333
----------------------------------------------------------------------------------------------------------------------
              Information Technology--17.6%
     5,200  * Accenture, Ltd. - Class "A"                                                          136,864         137
     5,400  * Applied Materials, Inc.                                                              121,230         122
     9,200  * Cisco Systems, Inc.                                                                  223,468         224
     8,600  * Corning, Inc.                                                                         89,698          90
     4,300  * Dell, Inc.                                                                           146,028         147
    10,258    Hewlett-Packard Company                                                              235,626         236
     8,900    Intel Corporation                                                                    286,580         287
    18,700    Microsoft Corporation                                                                514,998         516
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,754,492       1,759
----------------------------------------------------------------------------------------------------------------------
              Materials--4.2%
     5,900    Alcoa, Inc.                                                                          224,200         225
     4,400    International Paper Company                                                          189,684         190
----------------------------------------------------------------------------------------------------------------------
                                                                                                   413,884         415
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE FOCUSED EQUITY FUND
December 31, 2003


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation--1.0%
     2,700    CSX Corporation                                                                      $97,038         $97
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $8,804,495)                                                   9,790,549       9,816
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--1.6%
      $160M   BNP Paribas Corp., .82%, 1/2/04 (collateralized by
                U.S. Treasury Notes, 2%, 11/30/04, valued at $161,442)
                (cost $160,000)                                                                    160,000         160
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $8,964,495)                                          99.8%      9,950,549       9,976
Other Assets, Less Liabilities                                                          .2          24,093          24
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%     $9,974,642     $10,000
======================================================================================================================

* Non-income producing

See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS LIFE GOVERNMENT FUND

Dear Investor:

This is the annual report for the First Investors Life Government Fund for the year ended December 31, 2003. During the year, the Fund's return on a net asset value basis was 3.2% and the Fund declared dividends of 45 cents per share.

The Fund invests primarily in mortgage-backed bonds. The primary factor that drove the Fund's performance during the reporting period was the substantial increase in prepayments on mortgage-backed securities.

The generally low level of interest rates during the reporting period and their decline to historic lows in June adversely affected the performance of the mortgage-backed bond market. Specifically, 30-year mortgage rates fell to all-time lows (slightly above 5%), and refinancings of outstanding mortgages by homeowners rose to all-time highs (in part due to rising home values which stimulated cash-out refinancings to tap home equity). Consequently, prepayments on mortgage-backed bonds soared, reducing returns to investors.

Management of the Fund focused on minimizing prepayment risk by selecting mortgage-backed pools with favorable prepayment characteristics and reducing the Fund's weighted-average coupon. The Fund generally benefited from this strategy.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ CLARK D. WAGNER

Clark D. Wagner
Director of Fixed Income
 and Portfolio Manager

January 31, 2004

Cumulative Performance Information
FIRST INVESTORS LIFE GOVERNMENT FUND

Comparison of change in value of $10,000 investment in the First Investors Life Government Fund, the Citigroup Mortgage Index, the Citigroup
Treasury/Government Sponsored Index and the Lehman Brothers GNMA Index.+

GOVERNMENT FUND
GRAPH PLOTS
As of December 31, 2003

                                            CITIGROUP       LEHMAN
                             CITIGROUP      TREASURY/     BROTHERS
             GOVERNMENT       MORTGAGE     GOVERNMENT         GNMA
                   FUND          INDEX          INDEX        INDEX

DEC-93          $10,000        $10,000        $10,000      $10,000
DEC-94            9,590          9,857          9,663        9,850
DEC-95           11,088         11,510         11,441       11,529
DEC-96           11,486         12,127         11,777       12,167
DEC-97           12,475         13,251         12,914       13,327
DEC-98           13,416         14,176         14,185       14,250
DEC-99           13,557         14,435         13,868       14,524
DEC-00           14,987         16,065         15,692       16,138
DEC-01           16,333         17,383         16,826       17,464
DEC-02           17,605         18,923         18,772       18,982
DEC-03           18,166         19,503         19,237       19,523

(INSET BOX IN CHART READS:)

             Average Annual Total Returns*
One Year                 3.18%
Five Years               6.25%
Ten Years                6.15%

The graph compares a $10,000 investment in the First Investors Life Government Fund beginning 12/31/93 with theoretical investments in the Citigroup Mortgage Index, the Citigroup Treasury/Government Sponsored Index and the Lehman Brothers GNMA Index (the "Indices"). The Citigroup Mortgage Index is a market capitalization-weighted index that consists of all agency pass-throughs and FHA and GNMA project notes. The Citigroup Treasury/Government Sponsored Index is a market capitalization-weighted index that consists of debt issued by the U.S. Treasury and U.S. Government sponsored agencies. The Lehman Brothers GNMA Index is composed of all fixed-rate, securitized mortgage pools backed by GNMA, with principal amounts outstanding in excess of $50 million. Every issue included in the Indices is trader-priced, and the Indices follow consistent and realistic availability limits, including only those securities with sufficient amounts outstanding. It is not possible to invest directly in these Indices. In addition, the Indices do not take into account fees and expenses that an investor would incur in purchasing securities in the Indices. For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended 12/31/03. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Average Annual Total Return for One Year, Five Years and Ten Years would have been 3.03%, 6.09% and 5.94%, respectively.

The returns shown do not reflect any sales charge, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Citigroup Mortgage Index and Citigroup Treasury/Government Sponsored Index figures are from Citigroup, Inc., Lehman Brothers GNMA Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.

+ We have added a comparison to the Lehman Brothers GNMA Index this year because that Index is more representative of the Fund's current investment universe. After this year, we will not show a comparison to the Citigroup Mortgage Index and the Citigroup Treasury/Government Sponsored Index.


Portfolio of Investments
FIRST INVESTORS LIFE GOVERNMENT FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MORTGAGE-BACKED CERTIFICATES--79.1%
              Fannie Mae--15.1%
      $967M     5.5%, 6/1/2033                                                                    $980,301        $406
       683M     6%, 8/1/2033                                                                       706,994         293
       292M     7%, 5/1/2031                                                                       312,588         129
       834M     9%, 6/1/2015-11/1/2026                                                             932,090         386
       602M     11%, 10/1/2015                                                                     706,812         292
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,638,785       1,506
----------------------------------------------------------------------------------------------------------------------
              Freddie Mac--10.0%
     1,226M     6%, 8/1/2032-4/1/2033                                                            1,267,305         524
       686M     6.5%, 7/1/2032-12/1/2032                                                           718,883         298
       395M     8.5%, 7/1/2016-9/1/2024                                                            437,553         181
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,423,741       1,003
----------------------------------------------------------------------------------------------------------------------
              Government National Mortgage Association I Program--54.0%
     3,559M     5.5%, 2/15/2033-11/15/2033                                                       3,626,143       1,501
     1,103M     6%, 11/15/2032                                                                   1,149,022         475
     3,515M     6.5%, 6/15/2029-6/15/2033                                                        3,716,381       1,538
     3,445M     7%, 1/15/2030-10/15/2032                                                         3,695,957       1,529
       141M     8.5%, 11/15/2031                                                                   156,304          65
       604M     10%, 5/15/2019-8/15/2019                                                           694,835         288
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,038,642       5,396
----------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $18,835,729)                                  19,101,168       7,905
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--12.5%
     1,400M   Federal Farm Credit Bank, 3.75%, 2/13/2008                                         1,400,118         579
     1,480M   Federal Home Loan Bank, 5.8%, 9/2/2008                                             1,631,506         675
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $2,886,297)                              3,031,624       1,254
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE GOVERNMENT FUND
December 31, 2003


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--6.4%
              U.S. Treasury Bills:
      $900M     .835%, 1/8/2004                                                                   $899,854        $372
       400M     .83%, 1/15/2004                                                                    399,871         166
       250M     .78%, 1/22/2004                                                                    249,886         103
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Government
  Obligations (cost $1,549,611)                                                                  1,549,611         641
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $23,271,637)                                         98.0%     23,682,403       9,800
Other Assets, Less Liabilities                                                         2.0         482,345         200
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $24,164,748     $10,000
======================================================================================================================

See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS LIFE GROWTH FUND

Dear Investor:

This is the annual report for the First Investors Life Growth Fund for the year ended December 31, 2003. During the year, the Fund's return on a net asset value basis was 29.2% and the Fund declared dividends of 12 cents per share.

Fund performance was driven by strong results in the equity markets, which posted double digit returns in 2003. The drivers were an improved geopolitical environment, renewed economic growth, improving credit markets, and investor perception that deflationary risks had bottomed. In particular, strong fiscal and monetary stimulus in the form of tax cuts and rebates, low interest rates, deficit spending, and high growth of money supply pushed the economy ahead.

Stock selection within the energy and health care sectors added to relative performance, while stock picking in the industrials and technology segments detracted from results. In an environment that favored more speculative stocks, the Fund's bias for higher quality holdings in the technology sector hurt performance.

The Fund's current investment posture continues to have a cyclical bias with overweights in the consumer discretionary, industrials, materials and technology sectors.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ MATTHEW E. MEGARGEL

Matthew E. Megargel
Portfolio Manager

January 31, 2004

Cumulative Performance Information
FIRST INVESTORS LIFE GROWTH FUND

Comparison of change in value of $10,000 investment in the First Investors Life Growth Fund, the Russell 3000 Index and the Standard & Poor's 500 Index.+

GROWTH FUND
GRAPH PLOTS
As of December 31, 2003

                                                                   STANDARD
                 LIFE SERIES               RUSSELL 3000            & POOR'S
                 GROWTH FUND                      INDEX           500 INDEX

DEC-93               $10,000                    $10,000             $10,000
DEC-94                 9,713                      9,752              10,132
DEC-95                12,152                     13,027              13,940
DEC-96                15,124                     15,830              17,140
DEC-97                19,552                     20,848              22,859
DEC-98                24,890                     25,841              29,337
DEC-99                31,490                     31,240              35,510
DEC-00                31,499                     28,903              32,276
DEC-01                27,289                     25,599              28,439
DEC-02                21,220                     20,085              22,154
DEC-03                27,412                     26,324              28,508

(INSET BOX IN CHART READS:)

               Average Annual Total Returns*
One Year                 29.18%
Five Years                1.94%
Ten Years                10.61%

The graph compares a $10,000 investment in the First Investors Life Growth Fund beginning 12/31/93 with theoretical investments in the Russell 3000 Index and the Standard & Poor's 500 Index (the "Indices"). The Russell 3000 Index is an unmanaged Index composed of the 3000 largest U.S. companies, as determined by market capitalization, and represents approximately 98% of the investable U.S. equity market. The Standard and Poor's 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in these Indices. In addition, the Indices do not take into account fees and expenses that an investor would incur in purchasing securities in the Indices. For purposes of the graph and the accompanying table it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended
  12/31/03.

The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Russell 3000 Index figures are from Frank Russell and Company, Standard & Poor's 500 Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.

+ We have added a comparison to the Russell 3000 Index this year because that Index is more representative of the Fund's current investment universe. After this year, we will not show a comparison to the Standard & Poor's 500 Index.


Portfolio of Investments
FIRST INVESTORS LIFE GROWTH FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
     Shares   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--99.3%
              Consumer Discretionary--14.5%
    12,700  * American Eagle Outfitters, Inc.                                                     $208,280          $9
    23,500  * Chico's FAS, Inc.                                                                    868,325          39
    10,200  * Coach, Inc.                                                                          385,050          17
    13,600  * Columbia Sportswear Company                                                          741,200          34
    86,200  * Comcast Corporation - Special Class "A"                                            2,696,336         122
    24,700    D.R. Horton, Inc.                                                                  1,068,522          48
    43,400  * EchoStar Communications Corporation - Class "A"                                    1,475,600          67
    28,100    Federated Department Stores, Inc.                                                  1,324,353          60
    17,500    Gannett Company, Inc.                                                              1,560,300          70
    85,700    Gap, Inc.                                                                          1,989,097          90
    18,300    International Game Technology                                                        653,310          29
     8,800  * Krispy Kreme Doughnuts, Inc.                                                         322,080          15
    37,000  * Lamar Advertising Company - Class "A"                                              1,380,840          62
    12,200    Lear Corporation                                                                     748,226          34
    24,600    Liz Claiborne, Inc.                                                                  872,316          39
    56,100    Lowe's Companies, Inc.                                                             3,107,379         140
    62,700    Michaels Stores, Inc.                                                              2,771,340         125
    19,800    Omnicom Group, Inc.                                                                1,729,134          78
    28,100  * O'Reilly Automotive, Inc.                                                          1,077,916          49
    45,050  * Pacific Sunwear of California, Inc.                                                  951,456          43
    32,000    PETsMART, Inc.                                                                       761,600          34
    31,300    Target Corporation                                                                 1,201,920          54
   241,400  * Time Warner, Inc.                                                                  4,342,786         196
----------------------------------------------------------------------------------------------------------------------
                                                                                                32,237,366       1,454
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--7.7%
    43,400    Altria Group, Inc.                                                                 2,361,828         106
    57,200    Coca-Cola Company                                                                  2,902,900         131
    78,600    Coca-Cola Enterprises, Inc.                                                        1,718,982          78
    22,400  * Constellation Brands, Inc. - Class "A"                                               737,632          33
    57,500    Gillette Company                                                                   2,111,975          95
    30,500  * Hain Celestial Group, Inc.                                                           707,905          32
    35,200    PepsiCo, Inc.                                                                      1,641,024          74
    19,800    Procter & Gamble Company                                                           1,977,624          89
    56,000    Wal-Mart Stores, Inc.                                                              2,970,800         134
----------------------------------------------------------------------------------------------------------------------
                                                                                                17,130,670         772
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE GROWTH FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
     Shares   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Energy--5.9%
    22,400    Apache Corporation                                                                $1,816,640         $82
    88,600    Chesapeake Energy Corporation                                                      1,203,188          54
    31,500    ChevronTexaco Corporation                                                          2,721,285         123
   107,800    ExxonMobil Corporation                                                             4,419,800         199
    43,600    Schlumberger, Ltd.                                                                 2,385,792         108
    32,700  * Swift Energy Company                                                                 550,995          25
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,097,700         591
----------------------------------------------------------------------------------------------------------------------
              Financials--17.1%
    13,600    Ambac Financial Group, Inc.                                                          943,704          42
    22,600    American Express Company                                                           1,089,998          49
    78,474    American International Group, Inc.                                                 5,201,257         235
    45,600    Arthur J. Gallagher & Company                                                      1,481,544          67
    39,300    Bank of America Corporation                                                        3,160,899         143
    12,000    Bank of Hawaii Corporation                                                           506,400          23
    69,500    Bank One Corporation                                                               3,168,505         143
   153,552    Citigroup, Inc.                                                                    7,453,414         336
    17,867    Countrywide Financial Corporation                                                  1,355,187          61
    59,800  * E*TRADE Financial Corporation                                                        756,470          34
    29,100    Federated Investors, Inc. - Class "B"                                                854,376          39
     9,800    Goldman Sachs Group, Inc.                                                            967,554          44
    18,400    Legg Mason, Inc.                                                                   1,420,112          64
    30,900    Marsh & McLennan Companies, Inc.                                                   1,479,801          67
    66,600    Merrill Lynch & Company, Inc.                                                      3,906,090         176
    96,000    Travelers Property Casualty Corporation - Class "B"                                1,629,120          73
    53,000    Wachovia Corporation                                                               2,469,270         111
----------------------------------------------------------------------------------------------------------------------
                                                                                                37,843,701       1,707
----------------------------------------------------------------------------------------------------------------------
              Health Care--14.9%
    79,000    Abbott Laboratories                                                                3,681,400         166
    52,500  * Albany Molecular Research, Inc.                                                      788,550          36
    15,200  * Anthem, Inc.                                                                       1,140,000          51
    19,000  * Biovail Corporation                                                                  408,310          18
    25,500    Cardinal Health, Inc.                                                              1,559,580          70
    15,900  * Caremark Rx, Inc.                                                                    402,747          18
    14,600    Cooper Companies, Inc.                                                               688,098          31
    20,600  * Dendrite International, Inc.                                                         322,802          15
    24,500    Diagnostic Products Corporation                                                    1,124,795          51
    34,700  * Edwards Lifesciences Corporation                                                   1,043,776          47
    40,500    Eli Lilly & Company                                                                2,848,365         129
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
     Shares   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
    26,900  * Fisher Scientific International, Inc.                                             $1,112,853         $50
     8,600  * Genzyme Corporation                                                                  424,324          19
     9,000    Guidant Corporation                                                                  541,800          25
    19,200  * Health Net, Inc.                                                                     627,840          28
    42,600    IMS Health, Inc.                                                                   1,059,036          48
    42,900  * King Pharmaceuticals, Inc.                                                           654,654          30
     6,560  * Laboratory Corporation of America Holdings                                           242,392          11
    25,700  * Medco Health Solutions, Inc.                                                         873,543          39
    80,800  * Millennium Pharmaceuticals, Inc.                                                   1,508,536          68
    14,800  * Oxford Health Plans, Inc.                                                            643,800          29
   191,275    Pfizer, Inc.                                                                       6,757,746         305
    30,800  * Triad Hospitals, Inc.                                                              1,024,716          46
     8,100  * Watson Pharmaceuticals, Inc.                                                         372,600          17
    73,900    Wyeth                                                                              3,137,055         141
----------------------------------------------------------------------------------------------------------------------
                                                                                                32,989,318       1,488
----------------------------------------------------------------------------------------------------------------------
              Industrials--12.8%
    21,800    3M Company                                                                         1,853,654          84
    78,000    American Power Conversion Corporation                                              1,907,100          86
    23,800    Aramark Corporation - Class "B"                                                      652,596          29
    35,700  * ChoicePoint, Inc.                                                                  1,359,813          61
    48,000    CSX Corporation                                                                    1,725,120          78
    30,000  * EGL, Inc.                                                                            526,800          24
    28,500    FedEx Corporation                                                                  1,923,750          87
    20,100    General Dynamics Corporation                                                       1,816,839          82
   182,100    General Electric Company                                                           5,641,458         254
     9,200  * ITT Educational Services, Inc.                                                       432,124          19
     5,500  * JetBlue Airways Corporation                                                          145,860           7
    42,600    Lockheed Martin Corporation                                                        2,189,640          99
    47,300    Masco Corporation                                                                  1,296,493          58
    76,600    Norfolk Southern Corporation                                                       1,811,590          82
     2,300    Precision Castparts Corporation                                                      104,443           5
    67,500    Tyco International, Ltd.                                                           1,788,750          81
    25,600    United Technologies Corporation                                                    2,426,112         109
     3,700  * University of Phoenix Online                                                         255,041          12
    19,100    Waste Management, Inc.                                                               565,360          25
----------------------------------------------------------------------------------------------------------------------
                                                                                                28,422,543       1,282
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE GROWTH FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
     Shares   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology--19.3%
    57,400  * Accenture, Ltd. - Class "A"                                                       $1,510,768         $68
    23,300    Analog Devices, Inc.                                                               1,063,645          48
    30,300  * Andrew Corporation                                                                   348,753          16
    53,600  * Applied Materials, Inc.                                                            1,203,320          54
    66,100  * Brocade Communications Systems, Inc.                                                 382,058          17
     5,300  * Cabot Microelectronics Corporation                                                   259,700          12
    25,840  * Cadence Design Systems, Inc.                                                         464,603          21
     8,300    CDW Corporation                                                                      479,408          22
    12,600  * CheckFree Corporation                                                                348,390          16
   116,400  * Cisco Systems, Inc.                                                                2,827,356         128
    19,800  * Comverse Technology, Inc.                                                            348,282          16
    93,900  * Corning, Inc.                                                                        979,377          44
    28,400  * Dell, Inc.                                                                           964,464          43
    27,900  * Fairchild Semiconductor International, Inc.                                          696,663          31
    39,800    First Data Corporation                                                             1,635,382          74
   133,567    Hewlett-Packard Company                                                            3,068,034         138
    28,900  * Ingram Micro, Inc. - Class "A"                                                       459,510          21
     5,800  * Integrated Circuit Systems, Inc.                                                     165,242           7
   116,400    Intel Corporation                                                                  3,748,080         169
    32,100    International Business Machines Corporation                                        2,975,028         134
    31,300  * International Rectifier Corporation                                                1,546,533          70
     9,600  * Manhattan Associates, Inc.                                                           265,344          12
   279,500    Microsoft Corporation                                                              7,697,430         347
    74,900    Motorola, Inc.                                                                     1,053,843          47
    10,700  * Novellus Systems, Inc.                                                               449,935          20
    68,800  * Polycom, Inc.                                                                      1,342,976          61
    45,400  * Sanmina - SCI Corporation                                                            572,494          26
    30,500  * Siebel Systems, Inc.                                                                 423,035          19
    61,500  * SunGard Data Systems, Inc.                                                         1,704,165          77
    50,700  * Tekelec                                                                              788,385          36
    50,300    Texas Instruments, Inc.                                                            1,477,814          67
    35,500  * Waters Corporation                                                                 1,177,180          53
    32,500  * Western Digital Corporation                                                          383,175          17
----------------------------------------------------------------------------------------------------------------------
                                                                                                42,810,372       1,931
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
  Shares or                                                                                                   For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              Materials--4.3%
    78,200    Alcoa, Inc.                                                                       $2,971,600        $134
    36,700    Du Pont (E.I.) de Nemours & Company                                                1,684,163          76
    41,900    International Paper Company                                                        1,806,309          81
   126,900  * Pactiv Corporation                                                                 3,032,910         137
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,494,982         428
----------------------------------------------------------------------------------------------------------------------
              Other--.5%
    20,800    Market 2000+ HOLDRs Trust                                                          1,125,280          51
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--1.1%
    91,000    SBC Communications, Inc.                                                           2,372,370         107
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.2%
    20,500    Black Hills Corporation                                                              611,515          27
   109,900    El Paso Corporation                                                                  900,081          41
    17,000    Exelon Corporation                                                                 1,128,120          51
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,639,716         119
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $167,569,911)                                               220,164,018       9,930
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--.7%
    $1,480M   BNP Paribas Corp., .92%, 1/2/04 (collateralized by
                U.S. Treasury Notes, 1.625%, 3/31/05, valued at
                $1,506,885) (cost $1,480,000)                                                    1,480,000          67
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $169,049,911)                                       100.0%    221,644,018       9,997
Other Assets, Less Liabilities                                                          .0          62,568           3
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $221,706,586     $10,000
======================================================================================================================

* Non-income producing

See notes to financial statements


Portfolio Managers' Letter
FIRST INVESTORS LIFE HIGH YIELD FUND

Dear Investor:

This is the annual report for the First Investors Life High Yield Fund for the year ended December 31, 2003. During the year, the Fund's return on a net asset value basis was 26.1% and the Fund declared dividends of 69 cents per share.

The largest influence on the Fund's results was the solid performance of the overall high yield market, which rebounded after several poor years. A low interest rate environment, declining default rates, improving business fundamentals associated with a strengthening economy and a return to confidence in the high yield market all contributed to the market's performance during the year. Risk taking was generally rewarded, as the lower-rated names generally outperformed middle-rated and higher-rated high yield bonds.

Top contributors to the Fund's performance during the period were those securities and sectors that rebounded from low prices as a result of better liquidity, renewed investor confidence or improved results.

Several of the Fund's holdings recovered significantly during 2003, including Pac-West Telecomm, a communication services provider; Charter Communications and RCN, cable television operators; and Mail-Well, a specialty printer.

The Fund's performance was hurt by its investment in Playtex Products, whose results suffered from increased competition from Procter & Gamble. The Fund's relative returns were also hurt by an underweight position in the utilities industry, as this sector recovered from distressed levels during the year.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ RICHARD T. BOURKE

Richard T. Bourke
Co-Portfolio Manager

/S/ GREG MILLER

Greg Miller
Co-Portfolio Manager

January 31, 2004

Cumulative Performance Information
FIRST INVESTORS LIFE HIGH YIELD FUND

Comparison of change in value of $10,000 investment in the First Investors Life High Yield Fund and the CS First Boston High Yield Index.

HIGH YIELD FUND
GRAPH PLOTS
As of December 31, 2003

                 LIFE SERIES            CS FIRST BOSTON
             HIGH YIELD FUND           HIGH YIELD INDEX

DEC-93               $10,000                    $10,000
DEC-94                 9,843                      9,903
DEC-95                11,795                     11,624
DEC-96                13,276                     13,068
DEC-97                14,931                     14,718
DEC-98                15,401                     14,804
DEC-99                16,164                     15,289
DEC-00                15,136                     14,493
DEC-01                14,611                     15,333
DEC-02                14,940                     15,809
DEC-03                18,845                     20,226

(INSET BOX IN CHART READS:)

               Average Annual Total Returns*
One Year                 26.14%
Five Years               4.12%
Ten Years                6.54%

The graph compares a $10,000 investment in the First Investors Life High Yield Fund beginning 12/31/93 with a theoretical investment in the CS First Boston High Yield Index (the "Index"). The Index is designed to measure the performance of the high yield bond market. As of 12/31/03, the Index consisted of 1,637 different issues, most of which are cash pay, but also included in the Index are zero-coupon bonds, step bonds, payment-in-kind bonds and bonds in which are in default. As of 12/31/03, approximately 5.69% of the market value of the Index was in default. The bonds included in the Index have an average life of 7.3 years, an average maturity of 7.3 years, an average duration of 3.8 years and an average coupon of 9.14%. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended
  12/31/03.

The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The issuers of the high yield bonds, in which the Fund primarily invests, pay higher interest rates because they have a greater likelihood of financial difficulty, which could result in their inability to repay the bonds fully when due. Prices of high yield bonds are also subject to greater fluctuations. CS First Boston High Yield Index figures are from CS First Boston Corporation and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS LIFE HIGH YIELD FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--90.0%
              Aerospace/Defense--2.6%
      $400M   Alliant Techsystems, Inc., 8.5%, 2011                                               $442,000         $69
       100M   DRS Technologies, Inc., 6.875%, 2013+                                                103,250          16
       300M   GenCorp, Inc., 9.5%, 2013+                                                           312,750          48
              L-3 Communications Corp.:
       400M     7.625%, 2012                                                                       435,500          68
       400M     6.125%, 2014+                                                                      403,000          63
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,696,500         264
----------------------------------------------------------------------------------------------------------------------
              Automotive--8.1%
       550M   Accuride Corp., 9.25%, 2008                                                          567,875          89
              Asbury Automotive Group, Inc.:
       175M     9%, 2012                                                                           185,938          29
       300M     8%, 2014+                                                                          303,000          47
     1,000M   Collins & Aikman Products Co., 11.5%, 2006                                           925,000         144
       250M   Cummins, Inc., 9.5%, 2010+                                                           288,750          45
       375M   Dana Corp., 9%, 2011                                                                 453,750          71
       500M   Delco Remy International, Inc., 11%, 2009                                            520,000          81
     1,000M   Special Devices, Inc., 11.375%, 2008                                                 955,000         149
       500M   TRW Automotive, Inc., 9.375%, 2013                                                   573,750          89
       400M   United Components, Inc., 9.375%, 2013                                                439,000          68
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,212,063         812
----------------------------------------------------------------------------------------------------------------------
              Chemicals--8.1%
       350M   Equistar Chemicals LP, 10.625%, 2011                                                 388,500          61
        50M   Ethyl Corp., 8.875%, 2010                                                             53,750           8
       500M   FMC Corp., 10.25%, 2009                                                              587,500          92
       300M   Huntsman, LLC, 11.625%, 2010+                                                        307,500          48
       900M   IMC Global, Inc., 10.875%, 2013+                                                     990,000         154
       350M   Lyondell Chemical Co., 9.5%, 2008                                                    367,500          57
              Millennium America, Inc.:
       150M     7%, 2006                                                                           154,500          24
       185M     9.25%, 2008                                                                        202,575          32
       240M     9.25%, 2008+                                                                       262,800          41
       350M   Noveon, Inc., 11%, 2011                                                              407,750          64
       100M   Omnova Solutions, Inc., 11.25%, 2010+                                                111,500          17
              Resolution Performance Products, LLC:
       100M     8%, 2009+                                                                          104,000          16
       675M     13.5%, 2010                                                                        590,625          92
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Chemicals (continued)
      $500M   Terra Capital, Inc., 11.5%, 2010                                                    $525,000         $82
       100M   Westlake Chemical Corp., 8.75%, 2011+                                                110,000          17
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,163,500         805
----------------------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--1.2%
       500M   Playtex Products, Inc., 9.375%, 2011                                                 507,500          79
       250M   Remington Arms Co., 10.5%, 2011                                                      267,500          42
----------------------------------------------------------------------------------------------------------------------
                                                                                                   775,000         121
----------------------------------------------------------------------------------------------------------------------
              Energy--9.3%
       700M   Bluewater Finance, Ltd., 10.25%, 2012                                                731,500         114
       500M   Chesapeake Energy Corp., 9%, 2012                                                    577,500          90
     1,000M   Compagnie Generale de Geophysique, 10.625%, 2007                                   1,065,000         166
       300M   Dresser, Inc., 9.375%, 2011                                                          327,750          51
     1,000M   El Paso Production Holding Co., 7.75%, 2013+                                         990,000         154
       200M   Energy Partners, Ltd., 8.75%, 2010                                                   209,000          33
     1,000M   Giant Industries, Inc., 11%, 2012                                                  1,085,000         169
              Tesoro Petroleum Corp.:
       100M     8%, 2008                                                                           106,750          17
       100M     9%, 2008                                                                           104,250          16
       700M     9.625%, 2008                                                                       749,000         117
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,945,750         927
----------------------------------------------------------------------------------------------------------------------
              Financial Services--2.5%
     1,500M   Dow Jones Trac-X NA, High Yield, Series 2,
                Trust 3, 8%, 2009+                                                               1,573,125         245
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--4.2%
     1,300M   Canandaigua Brands, Inc., 8.5%, 2009                                               1,368,250         213
              Land O'Lakes, Inc.:
       200M     9%, 2010+                                                                          202,500          32
       550M     8.75%, 2011                                                                        484,000          75
       250M   Merisant Co., 9.5%, 2013+                                                            267,500          42
       350M   Pilgrim's Pride Corp., 9.625%, 2011                                                  386,750          60
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,709,000         422
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE HIGH YIELD FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--.5%
      $325M   Di Giorgio Corp., 10%, 2007                                                         $307,125         $48
----------------------------------------------------------------------------------------------------------------------
              Forest Products/Containers--4.0%
       500M   AEP Industries, Inc., 9.875%, 2007                                                   505,000          79
       325M   Potlatch Corp., 10%, 2011                                                            364,000          57
       500M   Stone Container Corp., 9.75%, 2011                                                   555,000          86
              Tekni-Plex, Inc.:
       400M     12.75%, 2010                                                                       438,000          68
       370M     8.75%, 2013+                                                                       387,575          60
       300M   Tembec Industries, Inc., 8.5%, 2011                                                  312,000          49
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,561,575         399
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure--3.7%
       500M   Circus & Eldorado/Silver Legacy, 10.125%, 2012                                       521,250          81
     1,000M   Isle of Capri Casinos, Inc., 8.75%, 2009                                           1,055,000         165
       375M   Outboard Marine Corp., 10.75%, 2008++**                                                  469          --
       700M   Park Place Entertainment Corp., 9.375%, 2007                                         794,500         124
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,371,219         370
----------------------------------------------------------------------------------------------------------------------
              Health Care--5.9%
       422M   Advanced Medical Optics, Inc., 9.25%, 2010                                           464,200          72
        30M   ALARIS Medical Systems, Inc., 7.25%, 2011                                             31,200           5
        50M   Fisher Scientific International, Inc., 8.125%, 2012                                   53,875           8
       600M   Genesis Health Ventures, Inc., 9.75%, 2005++**                                           750          --
       485M   HCA, Inc., 5.25%, 2008                                                               494,806          77
       350M   Insight Health Services Corp., 9.875%, 2011                                          372,750          58
       350M   MedQuest, Inc., 11.875%, 2012                                                        384,125          60
       400M   PerkinElmer, Inc., 8.875%, 2013                                                      460,000          72
       200M   Quintiles Transnational Corp., 10%, 2013+                                            217,000          34
       250M   Sybron Dental Specialties, Inc., 8.125%, 2012                                        273,125          43
     1,050M   Tenet Healthcare Corp., 6.375%, 2011                                               1,018,500         159
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,770,331         588
----------------------------------------------------------------------------------------------------------------------
              Housing--2.2%
       250M   Integrated Electrical Services, Inc., 9.375%, 2009                                   263,750          41
       750M   Nortek, Inc., 9.875%, 2011                                                           830,625         130
       300M   William Lyon Homes, Inc., 10.75%, 2013                                               342,750          53
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,437,125         224
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology--2.3%
      $400M   ChipPac International, Ltd., 12.75%, 2009                                           $444,000         $69
       350M   Exodus Communications, Inc., 10.75%, 2009++**                                            438          --
     1,000M   Iron Mountain, Inc., 8.25%, 2011                                                   1,055,000         165
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,499,438         234
----------------------------------------------------------------------------------------------------------------------
              Investment/Finance Companies--.8%
       275M   Finova Group, Inc., 7.5%, 2009                                                       166,375          26
       350M   General Motors Acceptance Corp., 4.5%, 2006                                          360,281          56
----------------------------------------------------------------------------------------------------------------------
                                                                                                   526,656          82
----------------------------------------------------------------------------------------------------------------------
              Manufacturing--3.3%
     1,040M   Columbus McKinnon Corp., 8.5%, 2008                                                  977,600         152
       200M   Eagle-Picher, Inc., 9.75%, 2013+                                                     217,000          34
     1,000M   Wolverine Tube, Inc., 7.375%, 2008+                                                  930,000         145
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,124,600         331
----------------------------------------------------------------------------------------------------------------------
              Media-Broadcasting--3.8%
       750M   Block Communications, Inc., 9.25%, 2009                                              810,000         126
        50M   Nexstar Finance, Inc., 7%, 2014+                                                      50,500           8
       350M   Nexstar Finance, LLC, 12%, 2008                                                      396,375          62
       350M   Sinclair Broadcasting Group, Inc., 8.75%, 2011                                       390,250          61
              Young Broadcasting Corp.:
       300M     8.75%, 2007                                                                        309,000          48
       340M     10%, 2011                                                                          368,050          57
       100M     8.75%, 2014+                                                                       101,750          16
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,425,925         378
----------------------------------------------------------------------------------------------------------------------
              Media-Cable TV--6.3%
       500M   Adelphia Communications Corp., 10.25%, 2011++                                        475,000          74
              Charter Communications Holdings, LLC:
     1,000M     10%, 2009                                                                          895,000         139
       200M     0%-9.92%, 2011                                                                     172,000          27
     1,100M   Diva Systems Corp., 12.625%, 2008++                                                   71,500          11
       800M   Echostar DBS Corp., 9.375%, 2009                                                     841,000         131
     1,000M   Mediacom LLC/Mediacom Capital Corp., 7.875%,2011                                   1,005,000         157
       500M   Quebecor Media, Inc., 11.125%, 2011                                                  581,250          91
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,040,750         630
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE HIGH YIELD FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Media-Diversified--6.7%
      $250M   American Media Operations, Inc., 8.875%, 2011                                       $272,500         $43
     1,000M   Carmike Cinemas, Inc., 10.375%, 2009                                               1,055,000         164
       250M   Dex Media West Finance Co., 9.875%, 2013+                                            291,875          46
     1,000M   Garden State Newspapers, Inc., 8.625%, 2011                                        1,067,500         166
     1,000M   Mail-Well I Corp., 8.75%, 2008                                                     1,002,500         156
       150M   Six Flags, Inc., 9.625%, 2014+                                                       157,500          25
       400M   Universal City Development Partners, Ltd., 11.75%, 2010+                             470,000          73
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,316,875         673
----------------------------------------------------------------------------------------------------------------------
              Metals/Mining--1.4%
       900M   Commonwealth Aluminum Corp., 10.75%, 2006                                            922,500         144
----------------------------------------------------------------------------------------------------------------------
              Retail-General Merchandise--2.4%
       750M   General Nutrition Center, 8.5%, 2010+                                                772,500         120
       700M   Michaels Stores, Inc., 9.25%, 2009                                                   776,125         121
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,548,625         241
----------------------------------------------------------------------------------------------------------------------
              Services--6.7%
              Allied Waste NA, Inc.:
     1,150M     10%, 2009                                                                        1,247,750         195
       300M     9.25%, 2012                                                                        342,000          53
       200M     7.875%, 2013                                                                       217,500          34
       700M   Hydrochem Industrial Services, Inc., 10.375%, 2007                                   670,250         104
     1,250M   Kindercare Learning Centers, Inc., 9.5%, 2009                                      1,275,000         199
       500M   Worldspan LP, 9.625%, 2011+                                                          517,500          81
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,270,000         666
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.9%
       950M   E. Spire Communications, Inc., 13%, 2005++                                                95          --
     1,200M   RCN Corp., 11%, 2008++                                                               564,000          88
     1,500M   Viatel, Inc., 12.5%, 2008++**                                                            572          --
     1,000M   XO Communications, Inc., 9%, 2008++**                                                  1,250          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                   565,917          88
----------------------------------------------------------------------------------------------------------------------
              Transportation--.5%
       300M   General Maritime Corp., 10%, 2013                                                    340,125          53
----------------------------------------------------------------------------------------------------------------------
              Utilities--.0%
       500M   AES Drax Energy, Ltd., 11.5%, 2010++                                                   5,625           1
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
  Principal                                                                                                   Invested
    Amount,                                                                                                   For Each
  Shares or                                                                                                 $10,000 of
   Warrants   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Wireless Communications--2.6%
      $700M   Crown Castle International Corp., 9.375%, 2011                                      $780,500        $121
              Triton Communications, LLC:
       400M     8.75%, 2011                                                                        396,000          62
       475M     9.375%, 2011                                                                       486,875          76
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,663,375         259
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $59,621,288)                                               57,772,724       9,005
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--1.7%
     1,000M   U.S. Treasury Notes, 6.125%, 2007 (cost $1,043,727)                                1,119,493         174
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--1.0%
              Media-Cable TV--.8%
     4,710  * Echostar Communications Corporation - Class "A"                                      160,140          25
     4,928  * NTL, Inc.                                                                            343,728          54
----------------------------------------------------------------------------------------------------------------------
                                                                                                   503,868          79
----------------------------------------------------------------------------------------------------------------------
              Media-Diversified--.2%
     1,000  * MediaNews Group, Inc. - Class "A"                                                    150,000          23
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.0%
     4,399  * World Access, Inc.                                                                         6          --
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $713,741)                                                       653,874         102
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.3%
              Manufacturing
       547    Day International Group, Inc., 12.25%, 2010, PIK
                (cost $441,390)                                                                    192,726          30
----------------------------------------------------------------------------------------------------------------------
              WARRANTS--.0%
              Media-Cable TV--.0%
     3,300  * Diva Systems Corp. (expiring 3/1/08)+                                                     33          --
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.0%
     1,500  * E. Spire Communications, Inc. (expiring 11/1/05)+**                                       --          --
----------------------------------------------------------------------------------------------------------------------
Total Value of Warrants (cost $0)                                                                       33          --
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE HIGH YIELD FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT AGENCY
              OBLIGATIONS--2.7%
    $1,700M   Fannie Mae, 1.04%, 1/5/04 (cost $1,699,803)                                       $1,699,803        $265
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--1.6%
     1,000M   ChevronTexaco Corp., 1%, 1/12/04 (cost $999,694)                                     999,694         156
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $64,519,643)                                         97.3%     62,438,347       9,732
Other Assets, Less Liabilities                                                         2.7       1,720,351         268
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $64,158,698     $10,000
======================================================================================================================

 * Non-income producing

** Security valued at fair market value (see Note 1A)

 + See Note 5

++ In default as to principal and/or interest payment

See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND

Dear Investor:

This is the annual report for the First Investors Life International Securities Fund for the year ended December 31, 2003. During the year, the Fund's return on a net asset value basis was 32.5% and the Fund declared dividends of 13 cents per share.

After a shaky start, global equity investors experienced the best performance in over 15 years in 2003, with all developed and emerging markets in the MSCI All Country World Free Index experiencing positive returns due to a global economic recovery.

A number of factors aided the Fund's performance during the reporting period. Within the technology sector, an overweight position and stock selection both contributed positively to overall results. An underweight position in the U.S. and strong U.S. stock selection also boosted returns. In addition, sector allocation decisions aimed at positioning the Fund for better economic growth and a reduction in the number of holdings aided results.

The Fund's underweight position in small-cap stocks and more speculative names hurt performance, as smaller cap and more risky stocks outperformed substantially after the first quarter, especially in the U.S. and Japan. Stock selection in the industrial and financial sectors detracted from results, as did stock selection in Europe and Japan.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ TROND SKRAMSTAD

Trond Skramstad
Portfolio Manager

January 31, 2004

Cumulative Performance Information
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND

Comparison of change in value of $10,000 investment in the First Investors Life International Securities Fund and the Morgan Stanley Capital
International ("MSCI") All Country World Free Index.

INTERNATIONAL SECURITIES FUND
GRAPH PLOTS
As of December 31, 2003

                 LIFE SERIES           MSCI ALL COUNTRY
               INTERNATIONAL                 WORLD FREE
             SECURITIES FUND                      INDEX

DEC-93               $10,000                    $10,000
DEC-94                 9,871                     10,503
DEC-95                11,716                     12,546
DEC-96                13,501                     14,198
DEC-97                14,729                     16,327
DEC-98                17,406                     19,912
DEC-99                22,882                     25,252
DEC-00                20,213                     21,732
DEC-01                17,223                     18,289
DEC-02                14,049                     14,818
DEC-03                18,618                     19,950

(INSET BOX IN CHART READS:)

                             Average Annual Total Returns*
One Year                                32.52%
Five Years                               1.36%
Ten Years                                6.41%


  The graph compares a $10,000 investment in the First Investors Life International Securities Fund beginning 12/31/93 with a theoretical investment in the MSCI All Country World Free Index (the "Index"). The Index represents both the developed and the emerging markets. The Index includes 49 markets of which emerging markets represent approximately 4.53%. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended
  12/31/03.

  The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. MSCI All Country World Free Index figures are from Morgan Stanley & Co., Inc. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--92.2%
              United States--25.5%
     3,000    3M Company                                                                          $255,090         $28
    11,750    Abbott Laboratories                                                                  547,550          61
    11,500    Alcoa, Inc.                                                                          437,000          49
     6,100    Altria Group, Inc.                                                                   331,962          37
     6,300    American Express Company                                                             303,849          34
    11,770    American International Group, Inc.                                                   780,116          87
     6,300    American Power Conversion Corporation                                                154,035          17
     3,300    Analog Devices, Inc.                                                                 150,645          17
     2,100  * Anthem, Inc.                                                                         157,500          18
     3,100    Apache Corporation                                                                   251,410          28
    10,600  * Applied Materials, Inc.                                                              237,970          26
     5,000    Bank of America Corporation                                                          402,150          45
     9,300    Bank One Corporation                                                                 423,987          47
     3,600    Cardinal Health, Inc.                                                                220,176          24
     7,600    ChevronTexaco Corporation                                                            656,564          73
     5,000  * ChoicePoint, Inc.                                                                    190,450          21
    17,800  * Cisco Systems, Inc.                                                                  432,362          48
    19,549    Citigroup, Inc.                                                                      948,908         106
     6,900    Coca-Cola Company                                                                    350,175          39
    11,000    Coca-Cola Enterprises, Inc.                                                          240,570          27
    14,000  * Comcast Corporation - Special Class "A"                                              437,920          49
    27,700  * Corning, Inc.                                                                        288,911          32
     5,400    CSX Corporation                                                                      194,076          22
     7,300  * Dell, Inc.                                                                           247,908          28
     6,100  * EchoStar Communications Corporation - Class "A"                                      207,400          23
    15,300    El Paso Corporation                                                                  125,307          14
     5,600    Eli Lilly & Company                                                                  393,848          44
     2,400    Federated Department Stores, Inc.                                                    113,112          13
     4,200    FedEx Corporation                                                                    283,500          32
    17,700    Gap, Inc.                                                                            410,817          46
     5,200    General Dynamics Corporation                                                         470,028          52
    24,100    General Electric Company                                                             746,618          83
     2,300  * Genzyme Corporation                                                                  113,482          13
     9,700    Gillette Company                                                                     356,281          40
     1,300    Guidant Corporation                                                                   78,260           9
    21,500    Hewlett-Packard Company                                                              493,855          55
     6,000    IMS Health, Inc.                                                                     149,160          17
    17,240    Intel Corporation                                                                    555,128          62
     8,200    International Paper Company                                                          353,502          39
     3,700  * International Rectifier Corporation                                                  182,817          20
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              United States (continued)
     5,200  * Lamar Advertising Company - Class "A"                                               $194,064         $22
     2,600    Legg Mason, Inc.                                                                     200,668          22
     7,800    Lockheed Martin Corporation                                                          400,920          45
     7,100    Lowe's Companies, Inc.                                                               393,269          44
     6,100    Market 2000+ HOLDRs Trust                                                            330,010          37
     4,200    Marsh & McLennan Companies, Inc.                                                     201,138          22
     6,600    Masco Corporation                                                                    180,906          20
     3,500  * Medco Health Solutions, Inc.                                                         118,965          13
     9,900    Merrill Lynch & Company, Inc.                                                        580,635          65
     4,700    Michaels Stores, Inc.                                                                207,740          23
    38,900    Microsoft Corporation                                                              1,071,306         119
    10,700    Norfolk Southern Corporation                                                         253,055          28
     2,900    Omnicom Group, Inc.                                                                  253,257          28
     8,800  * Pactiv Corporation                                                                   210,320          23
     5,900    PepsiCo, Inc.                                                                        275,058          31
    25,162    Pfizer, Inc.                                                                         888,973          99
     9,600  * Polycom, Inc.                                                                        187,392          21
     3,100    Procter & Gamble Company                                                             309,628          34
     6,500  * SunGard Data Systems, Inc.                                                           180,115          20
    40,900  * Time Warner, Inc.                                                                    735,791          82
    14,100    Travelers Property Casualty Corporation - Class "B"                                  239,277          27
    11,600    Tyco International, Ltd.                                                             307,400          34
     3,400    United Technologies Corporation                                                      322,218          36
     5,800    Wachovia Corporation                                                                 270,222          30
     7,900    Wal-Mart Stores, Inc.                                                                419,095          47
    10,200    Wyeth                                                                                432,990          48
----------------------------------------------------------------------------------------------------------------------
                                                                                                22,838,811       2,545
----------------------------------------------------------------------------------------------------------------------
              United Kingdom--17.9%
    32,700    AstraZeneca PLC                                                                    1,568,817         175
   197,900    BP PLC                                                                             1,604,847         179
   176,400  * British Airways PLC                                                                  734,195          82
     2,200  * British Airways PLC (ADR)                                                             91,828          10
   111,000    Capita Group PLC                                                                     482,858          54
   184,500    Compass Group PLC                                                                  1,255,075         140
 1,043,300  * Corus Group PLC                                                                      560,299          62
    41,700    GlaxoSmithKline PLC                                                                  955,511         106
    87,100    Hilton Group PLC                                                                     350,435          39
    50,000    HSBC Holdings PLC                                                                    785,876          87
    25,400    Imperial Tobacco Group PLC                                                           500,168          56
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              United Kingdom (continued)
   113,000    Kingfisher PLC                                                                      $563,370         $63
   108,912    National Grid Transco PLC                                                            780,363          87
    56,984    Reckitt Benckiser PLC                                                              1,289,406         144
    31,500    Rio Tinto PLC                                                                        870,094          97
    48,923    Royal Bank of Scotland Group PLC                                                   1,441,560         161
   898,625    Vodafone Group PLC                                                                 2,228,014         248
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,062,716       1,790
----------------------------------------------------------------------------------------------------------------------
              France--10.7%
    17,747    Aventis SA                                                                         1,172,984         131
    22,378    AXA                                                                                  479,004          53
    16,927    Carrefour SA                                                                         929,190         103
    28,137  * France Telecom SA                                                                    804,217          90
    22,939    Lafarge SA                                                                         2,042,749         228
     7,200    Pinault-Printemps-Redoute SA                                                         696,114          78
    12,700    Schneider Electric SA                                                                831,394          93
    19,100    Societe Television Francaise 1                                                       666,861          74
    10,741    Total SA                                                                           1,997,000         222
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,619,513       1,072
----------------------------------------------------------------------------------------------------------------------
              Japan--8.8%
    48,000    Asahi Glass Company, Ltd.                                                            394,140          44
    78,000    Bank of Yokohama, Ltd.                                                               362,452          40
    19,000    Dai Nippon Printing Company, Ltd.                                                    266,819          30
    13,000    Fuji Photo Film Company, Ltd.                                                        419,707          47
    11,600    Honda Motor Company, Ltd.                                                            515,219          57
     1,400    Keyence Corporation                                                                  295,101          33
    23,000    Matsushita Electric Industrial Company, Ltd.                                         318,055          35
     4,200    Nintendo Company, Ltd.                                                               391,901          44
    15,000    Nomura Holdings, Inc.                                                                255,435          28
     2,600    Nomura Research Institute, Ltd.                                                      253,522          28
       606    NTT DoCoMo, Inc.                                                                   1,374,060         153
    17,000    Olympus Corporation                                                                  368,807          41
     2,600    ORIX Corporation                                                                     214,948          24
     3,600    Rohm Company, Ltd.                                                                   421,909          47
    10,000    Shin-Etsu Chemical Company, Ltd.                                                     408,696          45
    22,000    Shionogi & Company, Ltd.                                                             409,742          46
       363  * SKY Perfect Communications, Inc.                                                     426,780          48
    41,000    Sompo Japan Insurance, Inc.                                                          337,044          38
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Japan (continued)
     3,300    Sony Corporation                                                                    $114,239         $13
    10,300    Sony Corporation (ADR)                                                               357,101          40
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,905,677         881
----------------------------------------------------------------------------------------------------------------------
              Switzerland--6.7%
   197,760  * ABB, Ltd.                                                                          1,002,592         112
     6,400    Nestle SA                                                                          1,599,030         178
    14,000    Novartis AG-Registered                                                               635,618          71
    13,675    Roche Holding AG-Genusscheine                                                      1,379,386         153
    20,330    UBS AG-Registered                                                                  1,392,319         155
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,008,945         669
----------------------------------------------------------------------------------------------------------------------
              Germany--3.5%
    13,100    Bayerische Motoren Werke (BMW) AG                                                    610,550          68
     9,600    E.ON AG                                                                              628,819          70
    11,600    Metro AG                                                                             512,108          57
     4,200    SAP AG                                                                               708,829          79
    13,200    Schering AG                                                                          668,657          75
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,128,963         349
----------------------------------------------------------------------------------------------------------------------
              Italy--3.0%
    51,763    ENI SpA                                                                              976,758         109
    87,600  * Fiat SpA                                                                             671,805          75
   197,800    UniCredito Italiano SpA                                                            1,067,839         119
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,716,402         303
----------------------------------------------------------------------------------------------------------------------
              South Korea--2.7%
    51,480    Kia Motors Corporation                                                               470,946          52
    23,110    Kookmin Bank                                                                         866,019          96
    11,790    LG Electronics, Inc.                                                                 579,852          65
     3,210    SK Telecom Company, Ltd.                                                             536,123          60
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,452,940         273
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Canada--2.7%
     6,600    Canadian National Railway Company                                                   $417,648         $47
    10,300  * Inco, Ltd.                                                                           409,051          46
    27,200    National Bank of Canada                                                              907,403         101
    11,900    Talisman Energy, Inc.                                                                676,843          75
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,410,945         269
----------------------------------------------------------------------------------------------------------------------
              Netherlands--2.6%
    29,100    Akzo Nobel NV                                                                      1,123,182         125
   104,500  * Koninklijke (Royal) KPN NV                                                           806,684          90
    14,807    TPG NV                                                                               346,829          39
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,276,695         254
----------------------------------------------------------------------------------------------------------------------
              Malaysia--1.2%
   288,000    Malayan Banking Berhad                                                               731,368          82
   465,000    Public Bank Berhad                                                                   379,342          42
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,110,710         124
----------------------------------------------------------------------------------------------------------------------
              Sweden--1.2%
   144,250    Nordea AB                                                                          1,082,582         121
----------------------------------------------------------------------------------------------------------------------
              Russia--.8%
     4,200    Mining & Metallurgical Company Norilsk Nickel (ADR)                                  273,630          30
    14,500    Surgutneftegaz (ADR)                                                                 421,950          47
----------------------------------------------------------------------------------------------------------------------
                                                                                                   695,580          77
----------------------------------------------------------------------------------------------------------------------
              Mexico--.7%
    22,400    America Movil SA de CV (ADR) - Series "L"                                            612,210          68
----------------------------------------------------------------------------------------------------------------------
              Netherlands Antilles--.7%
    10,930    Schlumberger, Ltd.                                                                   598,090          67
----------------------------------------------------------------------------------------------------------------------
              Taiwan--.5%
    93,800  * United Microelectronics Corporation (ADR)                                            464,310          52
----------------------------------------------------------------------------------------------------------------------
              Bermuda--.5%
    17,600  * Accenture, Ltd. - Class "A"                                                          463,232          52
----------------------------------------------------------------------------------------------------------------------
              China--.5%
 1,080,000    China Telecom Corporation, Ltd.                                                      445,154          49
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Brazil--.5%
    17,500    Unibanco--Uniao de Bancos Brasileiros SA                                            $436,625         $49
----------------------------------------------------------------------------------------------------------------------
              Ireland--.5%
    51,282  * Ryanair Holdings PLC                                                                 426,918          47
----------------------------------------------------------------------------------------------------------------------
              Australia--.4%
    80,672    Rinker Group, Ltd.                                                                   398,124          44
----------------------------------------------------------------------------------------------------------------------
              Finland--.3%
    17,541    Nokia OYJ - Class "A"                                                                303,339          34
----------------------------------------------------------------------------------------------------------------------
              Austria--.3%
    22,400  * Telekom Austria AG                                                                   276,892          31
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $66,143,072)                                                 82,735,373       9,220
----------------------------------------------------------------------------------------------------------------------
              FOREIGN GOVERNMENT AND AGENCY OBLIGATIONS--4.9%
              Netherlands--3.4%
 Euro 2,405M  Dutch Treasury Certificate, Zero Coupon, 2/27/04                                   3,024,399         337
----------------------------------------------------------------------------------------------------------------------
              Belgium--1.5%
 Euro 1,120M  Belgium Treasury Certificate, Zero Coupon, 4/15/04                                 1,404,707         157
----------------------------------------------------------------------------------------------------------------------
Total Value of Foreign Government and Agency
  Obligations (cost $4,025,770)                                                                  4,429,106         494
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--.3%
              U.S. Treasury Bills:+
      $125M   .912%, 1/8/04                                                                        124,978          14
       100M   .91%, 3/4/04                                                                          99,859          11
        10M   .885%, 3/11/04                                                                         9,984           1
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $234,801)                                         234,821          26
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.0%
              Brazil
     5,000  * Vale Do Rio Doce - Class "B" (cost $0)**                                                 $31         $--
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--2.6%
    $2,300M   BNP Paribas Corp., .82%, 1/2/04 (collateralized by
                U.S. Treasury Notes, 1.625%, 3/31/05,
                valued at $2,348,053) (cost $2,300,000)                                          2,300,000         256
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $72,703,643)                                        100.0%     89,699,331       9,996
Other Assets, Less Liabilities                                                          .0          38,518           4
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $89,737,849     $10,000
======================================================================================================================

 * Non-income producing

** Security valued at fair value (See Note 1A)

 + See Note 6

 See notes to financial statements





Portfolio of Investments (continued)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
December 31, 2003

Sector diversification of the portfolio was as follows:
----------------------------------------------------------------------------------------------------------------------
                                                                                       Percentage
Sector                                                                              of Net Assets                Value
----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals & Biotechnology                                                              10.2%          $9,167,558
Banks                                                                                        10.2            9,157,426
Energy                                                                                        8.0            7,183,461
Materials                                                                                     7.9            7,086,679
Telecommunication Services                                                                    7.9            7,083,354
Capital Goods                                                                                 5.6            5,065,341
Diversified Financials                                                                        4.3            3,896,763
Food/Beverage/Tobacco                                                                         3.7            3,296,963
Software & Services                                                                           3.4            3,068,905
Media                                                                                         3.3            2,922,073
Transportation                                                                                3.1            2,748,047
Retailing                                                                                     2.7            2,384,422
Automobiles & Components                                                                      2.5            2,268,519
Technology Hardware & Equipment                                                               2.5            2,248,868
Insurance                                                                                     2.3            2,036,578
Semiconductors & Semiconductor Equipment                                                      2.2            2,012,779
Household & Personal Products                                                                 2.2            1,955,315
Food & Staples Retailing                                                                      2.1            1,860,394
Consumer Durables & Apparel                                                                   2.0            1,788,955
Hotels/Restaurants/Leisure                                                                    1.8            1,605,510
Utilities                                                                                     1.7            1,534,489
Health Care Equipment & Services                                                              1.2            1,092,868
Commercial Services & Supplies                                                                1.0              940,127
Pooled Vehicle                                                                                0.4              330,010
U.S. Government Obligations                                                                   0.3              234,821
Foreign Government and Agency Obligations                                                     4.9            4,429,106
Repurchase Agreement                                                                          2.6            2,300,000
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments                                                                  100.0           89,699,331
Other Assets, Less Liabilities                                                                 .0               38,518
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                  100.0%         $89,737,849
======================================================================================================================

See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS LIFE INVESTMENT GRADE FUND

Dear Investor:

This is the annual report for the First Investors Life Investment Grade Fund for the year ended December 31, 2003. During the year, the Fund's return on a net asset value basis was 8.6% and the Fund declared dividends of 65 cents per share.

The key factors that drove the Fund's returns during the reporting period were the positive performance of the corporate bond sector, industry sector choices and security selection.

Boosted by increased demand, the corporate bond sector outperformed government securities during the reporting period. The best performers were the lower investment grade rating categories, as well as holdings in economically sensitive industries. Intermediate to longer maturity investments also provided better results than shorter maturities in 2003.

Formerly troubled industries, such as telecommunications and utilities rebounded, rewarding the Fund's decision to hold on to the bonds of strong companies in struggling sectors. The airline industry avoided the worst of several threats during the reporting period, which enabled the small positions owned by the Fund to perform very strongly. Though slightly underweight versus the market, the Fund's investments in the cable and automotive industries also aided performance.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.


Sincerely,

/S/ GEORGE V. GANTER

George V. Ganter
Portfolio Manager

January 31, 2004

Cumulative Performance Information
FIRST INVESTORS LIFE INVESTMENT GRADE FUND

Comparison of change in value of $10,000 investment in the First Investors Life Investment Grade Fund and the Lehman Brothers U.S. Credit Index.

INVESTMENT GRADE FUND
GRAPH PLOTS
As of December 31, 2003

                 LIFE SERIES            LEHMAN BROTHERS
                  INVESTMENT                U.S. CREDIT
                  GRADE FUND                      INDEX

DEC-93               $10,000                    $10,000
DEC-94                 9,647                      9,607
DEC-95                11,547                     11,745
DEC-96                11,874                     12,130
DEC-97                13,040                     13,371
DEC-98                14,233                     14,517
DEC-99                13,872                     14,232
DEC-00                15,192                     15,524
DEC-01                16,386                     17,125
DEC-02                17,673                     18,926
DEC-03                19,194                     20,384

(INSET BOX IN CHART READS:)

                             Average Annual Total Returns*
One Year                                 8.60%
Five Years                               6.16%
Ten Years                                6.74%


  The graph compares a $10,000 investment in the First Investors Life Investment Grade Fund beginning 12/31/93 with a theoretical investment in the Lehman Brothers U.S. Credit Index (the "Index"). The Index includes all publicly issued, fixed rate, nonconvertible investment grade dollar-denominated, S.E.C.-registered corporate debt. All issues have at least one year to maturity and an outstanding par value of at least $150 million. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended 12/31/03. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Average Annual Total Return for One Year, Five Years and Ten Years would have been 8.45%, 6.02% and 6.57%, respectively.

  The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers U.S. Credit Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--82.4%
              Aerospace/Defense--2.9%
              Honeywell International, Inc.:
      $450M     7.5%, 2010                                                                        $532,120        $142
       125M     6.125%, 2011                                                                       137,667          37
              Precision Castparts Corp.:
       300M     8.75%, 2005                                                                        316,664          85
       100M     5.6%, 2013+                                                                        100,790          27
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,087,241         291
----------------------------------------------------------------------------------------------------------------------
              Automotive--4.3%
       350M   DaimlerChrysler NA Holdings Corp., 8%, 2010                                          401,344         108
       224M   Ford Motor Co., 8.9%, 2032                                                           251,741          67
       200M   Lear Corp., 8.11%, 2009                                                              236,250          63
       270M   Navistar International Corp., 8%, 2008                                               278,775          75
       100M   TRW, Inc., 7.125%, 2009                                                              113,855          31
       300M   Visteon Corp., 8.25%, 2010                                                           332,947          89
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,614,912         433
----------------------------------------------------------------------------------------------------------------------
              Chemicals--.9%
       300M   Lubrizol Corp., 7.25%, 2025                                                          334,964          90
----------------------------------------------------------------------------------------------------------------------
              Energy--1.8%
       300M   Repsol International Finance, 7.45%, 2005                                            322,686          86
       100M   Sunoco, Inc., 9.375%, 2016                                                           114,754          31
       200M   Texaco Capital, Inc., 8.25%, 2006                                                    232,031          62
----------------------------------------------------------------------------------------------------------------------
                                                                                                   669,471         179
----------------------------------------------------------------------------------------------------------------------
              Financial--5.7%
       125M   American General Finance Corp., 8.125%, 2009                                         149,661          40
       300M   CIT Group Holdings, Inc., 7.75%, 2012                                                354,988          95
       100M   Ford Motor Credit Co., 9.03%, 2009                                                   103,637          28
              General Electric Capital Corp.:
       300M     7.875%, 2006                                                                       343,710          92
       144M     8.5%, 2008                                                                         173,274          46
       400M   General Motors Acceptance Corp., 7.75%, 2010                                         453,978         122
              Household Finance Corp.:
       425M     6.5%, 2008                                                                         474,265         127
        60M     7.75%, 2022                                                                         63,996          17
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,117,509         567
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financial Services--13.4%
              Bank of America Corp.:
      $250M     7.8%, 2010                                                                        $297,671         $80
        75M     7.4%, 2011                                                                          88,086          24
       300M   Bank One Corp., 7.875%, 2010                                                         360,838          97
       225M   BB&T Corp., 5.2%, 2015                                                               223,538          60
       300M   Chase Manhattan Corp., 7.875%, 2010                                                  357,737          96
       150M   Comerica, 7.125%, 2013                                                               168,241          45
       250M   First Union National Bank, 7.8%, 2010                                                302,019          81
       300M   Fleet Capital Trust II, 7.92%, 2026                                                  338,649          91
       250M   Florida Windstorm Underwriting Assoc., 7.125%, 2019+                                 293,188          78
       300M   Greenpoint Bank, 9.25%, 2010                                                         369,212          99
       225M   Huntington National Bank, 8%, 2010                                                   271,457          73
       125M   J.P. Morgan Chase & Co., 6.625%, 2012                                                139,863          37
       200M   Manufacturers & Traders Trust Co., 8%, 2010                                          240,743          64
       100M   Old National Bank, 6.75%, 2011                                                       110,574          30
       300M   PNC Funding Corp., 6.125%, 2009                                                      330,793          89
       250M   Republic NY Corp., 7.75%, 2009                                                       292,480          78
       400M   Royal Bank of Scotland, 5%, 2014                                                     397,178         106
       350M   Washington Mutual, Inc., 8.25%, 2010                                                 421,377         113
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,003,644       1,341
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--5.1%
              Coca-Cola Enterprises, Inc.:
       250M     7.125%, 2009                                                                       291,429          78
       100M     7.125%, 2017                                                                       118,299          32
       520M   ConAgra Foods, Inc., 6.75%, 2011                                                     583,741         156
       300M   Hershey Foods Corp., 6.7%, 2005                                                      324,456          87
       420M   Pepsi Bottling Group, Inc., 7%, 2029                                                 482,853         129
       100M   Philip Morris Companies, Inc., 6.95%, 2006                                           107,413          29
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,908,191         511
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--3.3%
       200M   Delhaize America, Inc., 8.125%, 2011                                                 231,000          62
              Kroger Co.:
       200M     6.8%, 2018                                                                         222,669          60
       300M     7%, 2018                                                                           336,378          90
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Food/Drug (continued)
              Safeway, Inc.:
      $200M     7%, 2007                                                                          $223,324         $60
       200M     6.5%, 2011                                                                         218,640          58
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,232,011         330
----------------------------------------------------------------------------------------------------------------------
              Forest Products/Containers--2.3%
              International Paper Co.:
       100M     8.125%, 2005                                                                       108,974          29
       200M     6.75%, 2011                                                                        222,691          60
       275M   Sappi Papier Holding AG, 6.75%, 2012+                                                301,199          81
              Weyerhaeuser Co.:
       100M     7.25%, 2013                                                                        111,741          30
       100M     7.5%, 2013                                                                         113,158          30
----------------------------------------------------------------------------------------------------------------------
                                                                                                   857,763         230
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure--.8%
       250M   MGM Mirage, Inc., 8.5%, 2010                                                         288,125          77
----------------------------------------------------------------------------------------------------------------------
              Health Care--1.8%
       225M   Columbia/HCA Healthcare, Inc., 7.5%, 2023                                            234,385          63
       200M   Tenet Healthcare Corp., 6.375%, 2011                                                 194,000          52
       200M   Wyeth, 6.7%, 2011                                                                    226,198          60
----------------------------------------------------------------------------------------------------------------------
                                                                                                   654,583         175
----------------------------------------------------------------------------------------------------------------------
              Manufacturing--2.5%
       125M   Ingersoll-Rand Co., 9%, 2021                                                         158,941          42
       300M   Newell Rubbermaid, Inc., 6.75%, 2012                                                 327,343          88
              United Technologies Corp.:
       200M     7.125%, 2010                                                                       234,518          63
       180M     6.1%, 2012                                                                         198,007          53
----------------------------------------------------------------------------------------------------------------------
                                                                                                   918,809         246
----------------------------------------------------------------------------------------------------------------------
              Media-Broadcasting--3.6%
              Comcast Cable Communications, Inc.:
       200M     8.375%, 2007                                                                       232,081          62
       150M     7.125%, 2013                                                                       171,166          46
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Media-Broadcasting (continued)
      $250M   Cox Communications, Inc., 5.5%, 2015                                                $252,017         $68
       330M   Cox Enterprises, Inc., 8%, 2007+                                                     377,910         101
       300M   PanAmSat Corp., 6.375%, 2008                                                         312,750          84
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,345,924         361
----------------------------------------------------------------------------------------------------------------------
              Media-Diversified--3.5%
       100M   AOL Time Warner, Inc., 6.875%, 2012                                                  112,748          30
       300M   New York Times Co., 7.625%, 2005                                                     322,026          86
       200M   News America, Inc., 7.3%, 2028                                                       224,021          60
       200M   Time Warner, Inc., 6.875%, 2018                                                      220,556          59
              Viacom, Inc.:
       225M     7.75%, 2005                                                                        243,367          65
        75M     8.875%, 2014                                                                        95,358          26
       100M   Walt Disney Co., 7.3%, 2005                                                          106,073          29
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,324,149         355
----------------------------------------------------------------------------------------------------------------------
              Metals/Mining--1.8%
       300M   Hanson PLC, 7.875%, 2010                                                             354,667          95
       300M   Thiokol Corp., 6.625%, 2008                                                          331,104          89
----------------------------------------------------------------------------------------------------------------------
                                                                                                   685,771         184
----------------------------------------------------------------------------------------------------------------------
              Real Estate--6.8%
       100M   Archstone-Smith Trust, 7.9%, 2016 (REIT)                                             118,558          32
       470M   AvalonBay Communities, Inc., 7.5%, 2010 (REIT)                                       542,652         145
       350M   Boston Properties, Inc., 5%, 2015 (REIT)                                             334,992          90
       185M   Duke-Weeks Realty Corp., 7.75%, 2009 (REIT)                                          217,977          58
       300M   EOP Operating LP, 8.1%, 2010 (REIT)                                                  353,281          95
       400M   Mack-Cali Realty LP, 7.75%, 2011 (REIT)                                              466,638         125
       425M   Simon Property Group, Inc., 7.875%, 2016 (REIT)+                                     501,794         135
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,535,892         680
----------------------------------------------------------------------------------------------------------------------
              Retail-General Merchandise--4.3%
       300M   Federated Department Stores, Inc., 7.45%, 2017                                       350,426          94
       100M   Lowe's Companies, Inc., 8.25%, 2010                                                  121,995          33
       200M   RadioShack Corp., 7.375%, 2011                                                       231,144          62
       350M   Target Corp., 7.5%, 2010                                                             415,596         111
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Retail-General Merchandise (continued)
              Wal-Mart Stores, Inc.:
      $300M     8%, 2006                                                                          $342,251         $92
       145M     8.5%, 2024                                                                         156,642          42
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,618,054         434
----------------------------------------------------------------------------------------------------------------------
              Services--1.9%
       250M   Allied Waste NA, Inc., 8.875%, 2008                                                  281,250          75
              ERAC USA Finance Enterprise Co.:
       100M     7.35%, 2008+                                                                       114,361          31
       250M     8%, 2011+                                                                          297,752          80
----------------------------------------------------------------------------------------------------------------------
                                                                                                   693,363         186
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--4.1%
       200M   Chesapeake & Potomac Telephone Co.
                of Maryland, 8.3%, 2031                                                            251,940          68
       300M   Deutsche Telekom AG, 8.5%, 2010                                                      363,292          97
       300M   GTE Corp., 7.9%, 2027                                                                330,086          88
       275M   Sprint Capital Corp., 6.375%, 2009                                                   294,300          79
       250M   Vodafone AirTouch PLC, 7.75%, 2010                                                   296,742          80
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,536,360         412
----------------------------------------------------------------------------------------------------------------------
              Transportation--5.9%
       204M   Attransco, Inc., 6.12%, 2008                                                         221,705          59
              Burlington Northern Santa Fe Corp.:
       275M     7.875%, 2007                                                                       317,868          85
       175M     7.125%, 2010                                                                       202,880          55
              Canadian National Railway Co.:
       300M     6.45%, 2006                                                                        325,175          87
       150M     7.375%, 2031                                                                       177,654          48
       300M   Norfolk Southern Corp., 7.7%, 2017                                                   362,315          97
       500M   Union Pacific Corp., 7.375%, 2009                                                    582,149         156
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,189,746         587
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--5.7%
      $300M   Columbia Energy Group, 6.8%, 2005                                                   $324,054         $87
       265M   Consumers Energy Co., 6.375%, 2008                                                   288,611          77
       200M   DPL, Inc., 6.875%, 2011                                                              209,000          56
       300M   Duke Capital Corp., 8%, 2019                                                         349,985          94
       209M   Niagara Mohawk Holdings, Inc., 7.625%, 2005                                          227,324          61
       200M   NiSource Finance Corp., 7.875%, 2010                                                 238,202          64
       250M   PP&L Capital Funding, Inc., 8.375%, 2007                                             285,993          77
       178M   Wisconsin Power & Light, 7%, 2007                                                    199,178          53
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,122,347         569
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $28,330,960)                                               30,738,829       8,238
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--6.6%
              U.S. Treasury Notes:
       500M     7.875%, 2004                                                                       528,770         142
     1,000M     6.625%, 2007                                                                     1,132,071         303
       200M     6%, 2009                                                                           226,602          61
       500M     6.5%, 2010                                                                         581,172         156
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $2,332,582)                                     2,468,615         662
----------------------------------------------------------------------------------------------------------------------
              PASS THROUGH CERTIFICATES--4.2%
              Real Estate--1.0%
       338M   FDA Queens LP, 6.99%, 2017                                                           376,541         101
----------------------------------------------------------------------------------------------------------------------
              Transportation--3.2%
        83M   American Airlines, Inc., 7.377%, 2019                                                 60,267          16
              Continental Airlines, Inc.:
        99M     6.748%, 2017                                                                        81,823          22
       420M     8.388%, 2020                                                                       372,223         100
       221M   FedEx Corp., 7.5%, 2018                                                              252,842          68
       182M   Northwest Airlines, Inc., 8.072%, 2019                                               199,969          53
       252M   NWA Trust, 10.23%, 2012                                                              228,313          61
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,195,437         320
----------------------------------------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $1,680,549)                                       1,571,978         421
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
  Principal                                                                                                   For Each
     Amount                                                                                                 $10,000 of
  or Shares   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--2.2%
              Fannie Mae:
      $400M     6.125%, 2012                                                                      $446,238        $120
       185M     5%, 2016                                                                           182,139          49
       175M   Federal Home Loan Bank, 4.3%, 2008                                                   176,795          47
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $787,794)                                  805,172         216
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--1.2%
              Housing
              Virginia State Housing Development Authority:
       335M     Series "A", 6.51%, 2019                                                            346,370          93
       100M     Series "M", 7%, 2022                                                               110,336          29
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $401,625)                                                     456,706         122
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--.3%
              Information Technology
              Allstream, Inc.:
        32      Class "A"                                                                            1,712           1
     1,698      Class "B"                                                                           97,380          26
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $46,864)                                                         99,092          27
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--1.4%
      $520M   ChevronTexaco Corp., 1%, 1/12/04 (cost $519,841)                                     519,841         139
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $34,100,215)                                         98.3%     36,660,233       9,825
Other Assets, Less Liabilities                                                         1.7         654,184         175
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $37,314,417     $10,000
======================================================================================================================

+ See Note 5

See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS LIFE TARGET MATURITY 2007 FUND
FIRST INVESTORS LIFE TARGET MATURITY 2010 FUND
FIRST INVESTORS LIFE TARGET MATURITY 2015 FUND

Dear Investor:

This is the annual report for the First Investors Life Target Maturity Funds for the year ended December 31, 2003. During the year, the Funds' returns on a net asset value basis were 1.9% for Target Maturity 2007, 2.8% for Target Maturity 2010 and 3.2% for Target Maturity 2015, and the Funds declared dividends of 74 cents, 67 cents and 41 cents per share, respectively. During the year, the Target Maturity 2007 Fund also declared a capital gains distribution of 14 cents per share.

The Funds' investment objective is to seek a predictable compounded return for investors who hold the Funds until maturity. In order to meet this objective, the Funds are fully invested in high-quality zero coupon bonds. These bonds are very sensitive to changes in interest rates.

The primary factor affecting the performance of the Funds was a slight rise in interest rates during 2003. Reflecting the fact that intermediate-term bond yields rose more than those of longer-term bonds, the Target Maturity 2007 Fund had the lowest return while the Target Maturity 2015 Fund had the highest return.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ CLARK D. WAGNER

Clark D. Wagner
Director of Fixed Income
  and Portfolio Manager

January 31, 2004

Cumulative Performance Information
FIRST INVESTORS LIFE TARGET MATURITY 2007 FUND

Comparison of change in value of $10,000 investment in the First Investors Life Target Maturity 2007 Fund and the Citigroup Treasury/Government Sponsored Index.

TARGET MATURITY 2007 FUND
GRAPH PLOTS
As of December 31, 2003

             TARGET MATURITY        CITIGROUP TREASURY/
                   2007 FUND           GOVERNMENT INDEX

APR-95               $10,000                    $10,000
DEC-95                12,260                     11,162
DEC-96                11,996                     11,490
DEC-97                13,601                     12,599
DEC-98                15,637                     13,839
DEC-99                14,169                     13,530
DEC-00                16,499                     15,309
DEC-01                17,779                     16,416
DEC-02                20,461                     18,314
DEC-03                20,850                     18,768

(INSET BOX IN CHART READS:)

                             Average Annual Total Returns*
One Year                                 1.90%
Five Years                               5.92%
Since Inception
(4/26/95)                                8.83%


  The graph compares a $10,000 investment in the First Investors Life Target Maturity 2007 Fund beginning 4/26/95 (inception date) with a theoretical investment in the Citigroup Treasury/Government Sponsored Index (the "Index"). The Index is a market capitalization-weighted index that consists of debt issued by the U.S. Treasury and U.S. Government sponsored agencies. Every issue included in the Index is trader-priced, and the Index follows consistent and realistic availability limits, including only those securities with sufficient amounts outstanding. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended
  12/31/03. During the periods shown, some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Average Annual Total Return for One Year, Five Years and Since Inception would have been 1.75%, 5.78% and 8.69%, respectively.

  The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Citigroup Treasury/Government Sponsored Index figures are from Citigroup and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS LIFE TARGET MATURITY 2007 FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                      Effective                  $10,000 of
     Amount   Security                                                               Yield+          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ZERO
              COUPON OBLIGATIONS--78.9%
              Agency For International Development - Israel:
    $1,513M     8/15/2007                                                             2.94%     $1,360,989        $487
     1,000M     11/15/2007                                                            2.99         891,307         319
       980M     2/15/2008                                                             3.18         860,384         308
              Fannie Mae:
       961M     7/15/2007                                                             3.03         863,782         309
        75M     10/8/2007                                                             3.26          66,382          24
       493M   Federal Judiciary Office Building,
                2/15/2007                                                             2.88         450,893         162
              Government Trust Certificate - Israel Trust:
       307M     10/1/2007                                                             3.22         272,287          98
     6,904M     11/15/2007                                                            3.25       6,093,760       2,182
       766M   Government Trust Certificate - Turkey
                Trust, 11/15/2007                                                     3.25         676,105         242
       586M   International Bank for Reconstruction &
                Development, 8/15/2007                                                3.50         515,872         185
     6,456M   Resolution Funding Corporation,
                10/15/2007                                                            2.94       5,779,456       2,069
              Tennessee Valley Authority:
     1,166M     5/1/2007                                                              3.08       1,053,116         377
     2,600M     11/1/2007                                                             3.25       2,297,201         823
     1,000M     4/15/2008                                                             3.54         860,225         308
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon
  Obligations (cost $19,353,408)                                                                22,041,759       7,893
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--21.0%
     6,510M   U.S. Treasury Strips, 11/15/2007
                (cost $5,015,603)                                                     2.80       5,845,485       2,093
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $24,369,011)                                         99.9%     27,887,244       9,986
Other Assets, Less Liabilities                                                          .1          40,303          14
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $27,927,547     $10,000
======================================================================================================================

+  The effective yields shown for the zero coupon obligations are the effective yields at December 31, 2003.

 See notes to financial statements


Cumulative Performance Information
FIRST INVESTORS LIFE TARGET MATURITY 2010 FUND

Comparison of change in value of $10,000 investment in the First Investors Life Target Maturity 2010 Fund and the Citigroup Treasury/Government Sponsored Index.

TARGET MATURITY 2010 FUND
GRAPH PLOTS
As of December 31, 2003

             TARGET MATURITY        CITIGROUP TREASURY/
                   2010 FUND           GOVERNMENT INDEX

APR-96               $10,000                    $10,000
DEC-96                11,160                     10,596
DEC-97                12,930                     11,619
DEC-98                14,787                     12,762
DEC-99                13,053                     12,477
DEC-00                15,802                     14,118
DEC-01                16,616                     15,139
DEC-02                19,753                     16,889
DEC-03                20,315                     17,307

(INSET BOX IN CHART READS:)

                             Average Annual Total Returns*
One Year                                  2.84%
Five Years                                6.55%
Since Inception
(4/30/96)                                 9.68%


  The graph compares a $10,000 investment in the First Investors Life Target Maturity 2010 Fund beginning 4/30/96 (inception date) with a theoretical investment in the Citigroup Treasury/Government Sponsored Index (the "Index"). The Index is a market capitalization-weighted index that consists of debt issued by the U.S. Treasury and U.S. Government sponsored agencies. Every issue included in the Index is trader-priced, and the Index follows consistent and realistic availability limits, including only those securities with sufficient amounts outstanding. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended
  12/31/03. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Average Annual Total Return for One Year, Five Years and Since Inception would have been 2.69%, 6.41% and 9.56%, respectively.

  The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Citigroup Treasury/Government Sponsored Index figures are from Citigroup and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS LIFE TARGET MATURITY 2010 FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                      Effective                  $10,000 of
     Amount   Security                                                               Yield+          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ZERO
              COUPON OBLIGATIONS--68.2%
              Agency For International Development - Israel:
    $1,303M     8/15/2010                                                             4.05%       $998,922        $602
       495M     9/15/2010                                                             4.05         378,224         228
              Fannie Mae:
     1,260M     8/7/2010                                                              4.21         956,734         576
       700M     10/8/2010                                                             4.37         522,291         315
       600M     11/29/2010                                                            4.40         444,133         268
     2,321M     2/1/2011                                                              4.74       1,665,090       1,003
     1,100M   Freddie Mac, 9/15/2010                                                  4.17         834,149         502
       500M   Government Trust Certificate - Israel
                Trust, 11/15/2010                                                     4.32         372,743         224
     1,990M   Government Trust Certificate - Turkey
                Trust, 11/15/2010                                                     4.32       1,483,517         894
              Resolution Funding Corporation:
       650M     10/15/2010                                                            4.03         495,764         299
     2,998M     1/15/2011                                                             4.14       2,246,260       1,353
     1,250M   Tennessee Valley Authority, 11/1/2010                                   4.38         929,642         560
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon
  Obligations (cost $9,747,576)                                                                 11,327,469       6,824
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--31.2%
     6,735M   U.S. Treasury Strips, 11/15/2010
                (cost $4,341,269)                                                     3.87       5,175,329       3,118
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $14,088,845)                                         99.4%     16,502,798       9,942
Other Assets, Less Liabilities                                                          .6          96,712          58
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $16,599,510     $10,000
======================================================================================================================

+ The effective yields shown for the zero coupon obligations are the effective yields at
  December 31, 2003.

See notes to financial statements


Cumulative Performance Information
FIRST INVESTORS LIFE TARGET MATURITY 2015 FUND

Comparison of change in value of $10,000 investment in the First Investors Life Target Maturity 2015 Fund and the Citigroup Treasury/Government Sponsored Index.

TARGET MATURITY 2015 FUND
GRAPH PLOTS
As of December 31, 2003

             TARGET MATURITY        CITIGROUP TREASURY/
                   2015 FUND           GOVERNMENT INDEX

NOV-99               $10,000                    $10,000
DEC-99                 9,510                      9,928
DEC-00                11,888                     11,234
DEC-01                11,990                     12,046
DEC-02                14,790                     13,438
DEC-03                15,270                     13,771
DEC-99                13,053                     12,477
DEC-00                15,802                     14,118
DEC-01                16,616                     15,139
DEC-02                19,753                     16,889
DEC-03                20,315                     17,307

(INSET BOX IN CHART READS:)

                             Average Annual Total Returns*
One Year                                 3.24%
Since Inception
(11/8/99)                               10.74%


  The graph compares a $10,000 investment in the First Investors Life Target Maturity 2015 Fund beginning 11/8/99 (inception date) with a theoretical investment in the Citigroup Treasury/Government Sponsored Index (the "Index"). The Index is a market capitalization-weighted index that consists of debt issued by the U.S. Treasury and U.S. Government sponsored agencies. Every issue included in the Index is trader-priced, and the Index follows consistent and realistic availability limits, including only those securities with sufficient amounts outstanding. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended 12/31/03. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Average Annual Total Return for One Year and Since Inception would have been 3.09% and 10.59%, respectively.

  The returns show do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Citigroup Treasury/Government Sponsored Index figures are from Citigroup and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS LIFE TARGET MATURITY 2015 FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                      Effective                  $10,000 of
     Amount   Security                                                               Yield+          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ZERO
              COUPON OBLIGATIONS--52.9%
              Agency For International Development - Israel:
      $698M     9/15/2015                                                             5.10%       $387,071        $315
     1,584M     11/15/2015                                                            5.14         867,381         706
       300M     3/15/2016                                                             5.19         160,483         131
              Fannie Mae:
       150M     2/12/2015                                                             5.11          85,568          70
       243M     8/12/2015                                                             5.19         134,042         109
       600M     9/23/2015                                                             5.47         318,753         259
       258M     11/15/2015                                                            5.29         138,787         113
       650M   Federal Judiciary Office Building,
                2/15/2015                                                             5.15         369,233         300
              Freddie Mac:
       550M     3/15/2015                                                             5.11         312,350         254
     1,760M     9/15/2015                                                             5.21         963,880         784
       625M     1/15/2016                                                             5.28         333,838         272
       210M   Government Trust Certificate - Turkey
                Trust, 5/15/2015                                                      5.28         116,099          94
       200M   International Bank for Reconstruction
                & Development, 2/15/2015                                              5.60         108,206          88
              Resolution Funding Corporation:
     1,773M     10/15/2015                                                            5.14         974,352         793
       320M     1/15/2016                                                             5.19         172,754         141
     2,000M   Tennessee Valley Authority, 11/1/2015                                   5.47       1,055,782         859
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon
  Obligations (cost $5,973,071)                                                                  6,498,579       5,288
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--47.0%
              U.S. Treasury Strips:
     9,750M     11/15/2015                                                            4.89       5,494,232       4,471
       500M     11/15/2015                                                            4.93         280,453         228
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Zero Coupon
  Obligations (cost $5,308,993)                                                                  5,774,685       4,699
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $11,282,064)                                         99.9%     12,273,264       9,987
Other Assets, Less Liabilities                                                          .1          15,959          13
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $12,289,223     $10,000
======================================================================================================================

+ The effective yields shown for the zero coupon obligations are the effective yields at December 31, 2003.

See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS LIFE VALUE FUND

Dear Investor:

This is the annual report for the First Investors Life Value Fund for the year ended December 31, 2003. During the year, the Fund's return on a net asset value basis was 27.6% and the Fund declared dividends of 32 cents per share.

The Fund's performance was driven by the improving economy, the rise in the equity market and sector allocation. The Fund benefited from the strong performance of holdings in many sectors, most notably the consumer discretionary, financial, information technology and industrial sectors. Some of the strongest performing stocks for the Fund included McDonald's, which rebounded due to menu improvements and successful new products; Alcoa, which benefited from rising aluminum prices; and T. Rowe Price Group, whose shares were boosted by the strength of capital markets in 2003. In addition, holdings in Pall Corp., a maker of filtration products, and FleetBoston Financial, a major regional bank, aided returns.

Primarily due to an underweight position in the technology sector, the Fund underperformed relative to the S&P 500. In addition, our technology stocks did not match the results of the S&P 500 technology sector. This sector is typically not a rich hunting ground for value investors because many technology companies do not have a history of profitability, there is a high risk of product (and company) obsolescence, and valuations often reflect optimistic assumptions about future growth.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ MATTHEW S. WRIGHT

Matthew S. Wright
Portfolio Manager

January 31, 2004

Cumulative Performance Information
FIRST INVESTORS LIFE VALUE FUND

Comparison of change in value of $10,000 investment in the First Investors Life Value Fund and the Standard & Poor's 500 Index.

VALUE FUND
GRAPH PLOTS
As of December 31, 2003

                 LIFE SERIES                    S&P 500
                  VALUE FUND                      INDEX

DEC-93               $10,000                    $10,000
DEC-94                 9,276                     10,132
DEC-95                12,083                     13,940
DEC-96                13,240                     17,140
DEC-97                16,559                     22,859
DEC-98                18,642                     29,337
DEC-99                21,887                     35,510
DEC-00                21,759                     32,276
DEC-01                17,344                     28,439
DEC-02                13,598                     22,154
DEC-03                17,349                     28,508

(INSET BOX IN CHART READS:)

                             Average Annual Total Returns*
One Year                                27.59%
Five Years                              (1.43%)
Ten Years                                5.66%

  The graph compares a $10,000 investment in the First Investors Life Value Fund beginning 12/31/93 with a theoretical investment in the Standard & Poor's 500 Index (the "Index"). The Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in this Index. For purposes of the graph and the accompanying table it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended 12/31/03. During certain of the periods shown, some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Average Annual Total Return for Five Years and Ten Years would have been (1.44%) and 5.45%, respectively.

  The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Standard & Poor's 500 Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS LIFE VALUE FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--94.7%
              Consumer Discretionary--13.5%
     2,200    Coachmen Industries, Inc.                                                            $39,842          $7
    16,200    Genuine Parts Company                                                                537,840          93
    12,400    Home Depot, Inc.                                                                     440,076          76
    23,200    J.C. Penney Company, Inc. (Holding Company)                                          609,696         106
     4,200    Jones Apparel Group, Inc.                                                            147,966          26
    13,300    Lee Enterprises, Inc.                                                                580,545         101
    20,200    Leggett & Platt, Inc.                                                                436,926          76
     5,900    Liberty Corporation                                                                  266,621          46
    33,400    Limited Brands                                                                       602,202         104
     4,800    Magna International, Inc. - Class "A"                                                384,240          67
    20,900    May Department Stores Company                                                        607,563         105
    37,400    McDonald's Corporation                                                               928,642         161
    29,900    Natuzzi SpA (ADR)                                                                    301,392          52
    10,200    Newell Rubbermaid, Inc.                                                              232,254          40
     7,000    OshKosh B'Gosh, Inc. - Class "A"                                                     150,220          26
    53,600    Pearson PLC (ADR)                                                                    600,856         104
     8,200    Tupperware Corporation                                                               142,188          25
    32,600    Walt Disney Company                                                                  760,558         132
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,769,627       1,347
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--9.8%
     6,900    Brown-Forman Corporation - Class "B"                                                 644,805         112
    11,400    Coca-Cola Company                                                                    578,550         100
    23,200    ConAgra Foods, Inc.                                                                  612,248         106
     5,895  * Del Monte Foods Company                                                               61,308          11
    14,800    Diageo PLC (ADR)                                                                     782,328         136
    14,800    H.J. Heinz Company                                                                   539,164          95
    11,900    Kimberly-Clark Corporation                                                           703,171         122
    13,600    Lance, Inc.                                                                          204,408          35
    27,100    Ruddick Corporation                                                                  485,090          84
    13,400    Sara Lee Corporation                                                                 290,914          50
    21,800    Tasty Baking Company                                                                 220,398          38
    14,600    UST, Inc.                                                                            521,074          90
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,643,458         979
----------------------------------------------------------------------------------------------------------------------
              Energy--10.8%
     9,400    Anadarko Petroleum Corporation                                                       479,494          83
    13,500    BP PLC (ADR)                                                                         666,225         116
     6,800    ChevronTexaco Corporation                                                            587,452         102
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE VALUE FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Energy (continued)
    10,400    ConocoPhillips                                                                      $681,928        $118
    26,800    Diamond Offshore Drilling, Inc.                                                      549,668          95
     3,600    EOG Resources, Inc.                                                                  166,212          29
    12,800    Kerr-McGee Corporation                                                               595,072         103
    17,800    Marathon Oil Corporation                                                             589,002         102
    13,100    Royal Dutch Petroleum Company-NY Shares (ADR)                                        686,309         119
    18,400    Tidewater, Inc.                                                                      549,792          95
    17,100    Unocal Corporation                                                                   629,793         109
     2,000  * Whiting Petroleum Corporation                                                         36,800           7
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,217,747       1,078
----------------------------------------------------------------------------------------------------------------------
              Financials--22.8%
    10,000    A.G. Edwards, Inc.                                                                   362,300          63
     3,900    ACE, Ltd.                                                                            161,538          28
    17,400    Allstate Corporation                                                                 748,548         130
    23,600    AmSouth Bancorporation                                                               578,200         100
    25,500    Aon Corporation                                                                      610,470         106
    18,200    Banknorth Group, Inc.                                                                592,046         103
    22,700    Brascan Corporation - Class "A"                                                      693,258         120
    12,900    Cincinnati Financial Corporation                                                     540,252          94
     8,000    Comerica, Inc.                                                                       448,480          78
    12,800    Erie Indemnity Company - Class "A"                                                   542,464          94
    11,400    FBL Financial Group, Inc. - Class "A"                                                294,120          51
    16,200    FleetBoston Financial Corporation                                                    707,130         122
    11,400    Jefferson-Pilot Corporation                                                          577,410         100
    19,600    KeyCorp                                                                              574,672         100
    14,500    Koger Equity, Inc.                                                                   303,485          53
    14,600    Lincoln National Corporation                                                         589,402         102
    11,100    Morgan Stanley                                                                       642,357         111
     6,800    One Liberty Properties, Inc. (REIT)                                                  135,660          23
    17,800    Plum Creek Timber Company, Inc. (REIT)                                               542,010          94
     9,800    PNC Financial Services Group                                                         536,354          93
    14,700    Protective Life Corporation                                                          497,448          86
    22,700    Sky Financial Group, Inc.                                                            588,838         102
     7,800    SunTrust Banks, Inc.                                                                 557,700          97
    15,100    T. Rowe Price Group, Inc.                                                            715,891         125
    10,600    Wells Fargo & Company                                                                624,234         108
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,164,267       2,283
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--5.9%
    11,800    Abbott Laboratories                                                                 $549,880         $95
    11,600    GlaxoSmithKline PLC (ADR)                                                            540,792          94
    11,200    Johnson & Johnson                                                                    578,592         100
    13,200    Merck & Company, Inc.                                                                609,840         106
    19,000    Pfizer, Inc.                                                                         671,270         117
    25,900    Schering-Plough Corporation                                                          450,401          78
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,400,775         590
----------------------------------------------------------------------------------------------------------------------
              Industrials--9.9%
       900    Alexander & Baldwin, Inc.                                                             30,321           5
    11,200    ALLETE, Inc.                                                                         342,720          59
    11,200    Baldor Electric Company                                                              255,920          44
     8,800    CNF, Inc.                                                                            298,320          52
    11,500    Dover Corporation                                                                    457,125          79
    13,400    Federal Signal Corporation                                                           234,768          41
     7,700    General Dynamics Corporation                                                         696,003         121
    19,600    Honeywell International, Inc.                                                        655,228         114
    23,800    Masco Corporation                                                                    652,358         113
    21,200    Norfolk Southern Corporation                                                         501,380          87
    25,200    Pall Corporation                                                                     676,116         117
    13,700    Pitney Bowes, Inc.                                                                   556,494          97
     7,700    Spartan Motors, Inc.                                                                  77,770          13
     5,500    Teleflex, Inc.                                                                       265,815          46
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,700,338         988
----------------------------------------------------------------------------------------------------------------------
              Information Technology--4.6%
    14,500    Automatic Data Processing, Inc.                                                      574,345         100
    21,700    AVX Corporation                                                                      360,654          62
     6,300    Bel Fuse, Inc. - Class "B"                                                           205,569          36
    27,300    Hewlett-Packard Company                                                              627,081         109
    23,100    Methode Electronics, Inc. - Class "A"                                                282,513          49
    22,300    Motorola, Inc.                                                                       313,761          54
     8,300    Paychex, Inc.                                                                        308,760          53
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,672,683         463
----------------------------------------------------------------------------------------------------------------------
              Materials--7.4%
    10,500    Air Products & Chemicals, Inc.                                                       554,715          96
    20,700    Alcoa, Inc.                                                                          786,600         136
    12,700  * Compass Minerals International, Inc.                                                 181,356          31
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE VALUE FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Materials (continued)
    14,300    Du Pont (E.I.) de Nemours & Company                                                 $656,227        $114
    19,800    Glatfelter                                                                           246,510          43
    12,400    Great Lakes Chemical Corporation                                                     337,156          59
    17,800    Lubrizol Corporation                                                                 578,856         100
    25,100    Sonoco Products Company                                                              617,962         107
     6,800    Vulcan Materials Company                                                             323,476          56
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,282,858         742
----------------------------------------------------------------------------------------------------------------------
              Other--.4%
     5,000    Market 2000+ HOLDRs Trust                                                            270,500          44
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--4.4%
    20,000    BellSouth Corporation                                                                566,000          98
    10,700    CT Communications, Inc.                                                              144,450          25
     8,032    D&E Communications, Inc.                                                             116,544          20
    13,000    Nippon Telegraph and Telephone Corporation (ADR)                                     319,280          56
    18,900    SBC Communications, Inc.                                                             492,723          85
     7,100    Telephone & Data Systems, Inc.                                                       444,105          77
    12,818    Verizon Communications, Inc.                                                         449,655          78
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,532,757         439
----------------------------------------------------------------------------------------------------------------------
              Utilities--5.2%
    18,050    American States Water Company                                                        451,250          78
     6,400    Equitable Resources, Inc.                                                            274,688          48
    13,200    KeySpan Corporation                                                                  485,760          84
    28,100    NiSource, Inc.                                                                       616,514         107
    13,500    ONEOK, Inc.                                                                          298,080          52
     4,500    South Jersey Industries, Inc.                                                        182,250          32
    17,200    Southwest Gas Corporation                                                            386,140          67
    12,500    Vectren Corporation                                                                  308,125          53
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,002,807         521
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $44,093,753)                                                 54,657,817       9,474
----------------------------------------------------------------------------------------------------------------------
              CONVERTIBLE PREFERRED STOCKS--2.5%
              Financials--.9%
    18,800    Chubb Corporation, 7%, 2005 - Series "A"                                             536,928          92
----------------------------------------------------------------------------------------------------------------------
              Health Care--.5%
     2,900    Anthem, Inc., 6%, 2004                                                               255,867          45
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials--.7%
     4,050    Northrop Grumman Corporation, 7.25%, 2004                                           $419,985         $73
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--.4%
     4,600    ALLTEL Corporation, 7.75%, 2005                                                      228,620          39
----------------------------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stocks (cost $1,295,663)                                    1,441,400         249
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.7%
              Telecommunication Services--.4%
     7,700    Verizon South, Inc., 7%, 2041 - Series "F"                                           206,976          36
----------------------------------------------------------------------------------------------------------------------
              Utilities--.3%
     6,700    Entergy Louisiana, Inc., 7.6%, 2032                                                  182,106          32
----------------------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $358,452)                                                    389,082          68
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT AGENCY
              OBLIGATIONS--1.7%
    $1,000M   Fannie Mae, 1%, 1/26/04 (cost $999,306)                                              999,306         173
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $46,747,174)                                         99.6%     57,487,605       9,964
Other Assets, Less Liabilities                                                          .4         210,434          36
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $57,698,039     $10,000
======================================================================================================================

* Non-income producing

 See notes to financial statements



Statement of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUND
December 31, 2003

-------------------------------------------------------------------------------------------------------------------------------
                                                                                      CASH                             FOCUSED
                                                               BLUE CHIP        MANAGEMENT         DISCOVERY            EQUITY
-------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                        $135,116,061        $9,559,805       $91,382,254        $8,964,495
                                                           =============     =============     =============     =============

  At value (Note 1A)                                        $178,661,248        $9,559,805      $121,890,139        $9,950,549
Cash                                                             237,927            62,741           689,422             9,950
Receivables:
  Investment securities sold                                     435,326                --           671,353                --
  Interest and dividends                                         176,596            24,395            31,084            10,049
  Trust shares sold                                               87,068               138            83,765            10,293
Other assets                                                      13,089               904             6,043             3,515
                                                           -------------     -------------     -------------     -------------
Total Assets                                                 179,611,254         9,647,983       123,371,806         9,984,356
                                                           -------------     -------------     -------------     -------------
Liabilities
Payables:
  Investment securities purchased                                613,824                --         1,338,886                --
  Trust shares redeemed                                          243,626               335           100,361               311
Accrued advisory fees                                            117,854             4,961            81,567             6,528
Accrued expenses                                                  25,704             2,236            19,337             2,875
                                                           -------------     -------------     -------------     -------------
Total Liabilities                                              1,001,008             7,532         1,540,151             9,714
                                                           -------------     -------------     -------------     -------------
Net Assets                                                  $178,610,246        $9,640,451      $121,831,655        $9,974,642
                                                           =============     =============     =============     =============

Net Assets Consist of:
Capital paid in                                             $191,684,890        $9,640,451      $135,155,225       $11,704,562
Undistributed net investment income                            1,124,213                --                --            54,965
Accumulated net realized loss on investments                 (57,744,044)               --       (43,831,455)       (2,770,939)
Net unrealized appreciation (depreciation) of investments     43,545,187                --        30,507,885           986,054
                                                           -------------     -------------     -------------     -------------
Total                                                       $178,610,246        $9,640,451      $121,831,655        $9,974,642
                                                           =============     =============     =============     =============

Shares of beneficial interest outstanding (Note 2)             9,447,048         9,640,451         5,602,288         1,260,166
                                                           =============     =============     =============     =============

Net asset value, offering and redemption price per share
  (Net assets divided by shares outstanding)                      $18.91             $1.00            $21.75             $7.92
                                                           =============     =============     =============     =============

See notes to financial statements





Statement of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUND
December 31, 2003

------------------------------------------------------------------------------------------------------------

                                                              GOVERNMENT            GROWTH        HIGH YIELD
------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                         $23,271,637      $169,049,911       $64,519,643
                                                           =============     =============     =============

  At value (Note 1A)                                         $23,682,403      $221,644,018       $62,438,347
Cash                                                             136,200            39,219           249,017
Receivables:
  Investment securities sold                                     256,793           283,811           536,729
  Interest and dividends                                         149,804           163,578         1,340,409
  Trust shares sold                                                9,893            77,542             5,004
Other assets                                                         462            14,164             4,264
                                                           -------------     -------------     -------------
Total Assets                                                  24,235,555       222,222,332        64,573,770
                                                           -------------     -------------     -------------
Liabilities
Payables:
  Investment securities purchased                                     --           237,913           274,201
  Trust shares redeemed                                           53,241           116,011            80,642
Accrued advisory fees                                             13,164           146,553            43,106
Accrued expenses                                                   4,402            15,269            17,123
                                                           -------------     -------------     -------------
Total Liabilities                                                 70,807           515,746           415,072
                                                           -------------     -------------     -------------
Net Assets                                                   $24,164,748      $221,706,586       $64,158,698
                                                           =============     =============     =============

Net Assets Consist of:
Capital paid in                                              $23,057,959      $194,378,243       $76,395,754
Undistributed net investment income                            1,273,358         1,133,232         4,654,467
Accumulated net realized loss on investments                    (577,335)      (26,398,996)      (14,810,227)
Net unrealized appreciation (depreciation) of investments        410,766        52,594,107        (2,081,296)
                                                           -------------     -------------     -------------
Total                                                        $24,164,748      $221,706,586       $64,158,698
                                                           =============     =============     =============

Shares of beneficial interest outstanding (Note 2)             2,282,406         7,239,864         7,551,569
                                                           =============     =============     =============

Net asset value, offering and redemption price per share
  (Net assets divided by shares outstanding)                      $10.59            $30.62             $8.50
                                                           =============     =============     =============


Statement of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUND
December 31, 2003

-------------------------------------------------------------------------------------------------------------
                                                                                                      TARGET
                                                           INTERNATIONAL        INVESTMENT          MATURITY
                                                              SECURITIES             GRADE              2007
-------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                         $72,703,643       $34,100,215       $24,369,011
                                                           =============     =============     =============

  At value (Note 1A)                                         $89,699,331       $36,660,233       $27,887,244
Cash                                                               9,689           257,418            66,779
Receivables:
  Investment securities sold                                     279,577                --                --
  Interest and dividends                                         124,766           576,259                --
  Trust shares sold                                               32,549             9,278             2,377
  Forward currency contracts (Note 6).                            17,549                --                --
Other assets                                                       6,579             1,394             1,637
                                                           -------------     -------------     -------------
Total Assets                                                  90,170,040        37,504,582        27,958,037
                                                           -------------     -------------     -------------
Liabilities
Payables:
  Investment securities purchased                                303,435           114,941                --
  Trust shares redeemed                                           48,433            47,365             9,249
Accrued advisory fees                                             58,722            20,141            15,178
Accrued expenses                                                  21,601             7,718             6,063
                                                           -------------     -------------     -------------
Total Liabilities                                                432,191           190,165            30,490
                                                           -------------     -------------     -------------
Net Assets                                                   $89,737,849       $37,314,417       $27,927,547
                                                           =============     =============     =============

Net Assets Consist of:
Capital paid in                                              $89,272,832       $34,338,468       $22,187,645
Undistributed net investment income                              938,507         1,846,729         1,516,603
Accumulated net realized gain (loss) on investments,
  futures contracts and foreign currency transactions        (17,648,708)       (1,430,798)          705,066
Net unrealized appreciation of investments,
  future contracts and foreign currency transactions          17,175,218         2,560,018         3,518,233
                                                           -------------     -------------     -------------
Total                                                        $89,737,849       $37,314,417       $27,927,547
                                                           =============     =============     =============

Shares of beneficial interest outstanding (Note 2)             5,477,117         3,142,949         1,985,397
                                                           =============     =============     =============

Net asset value, offering and redemption price per share
  (Net assets divided by shares outstanding)                      $16.38            $11.87            $14.07
                                                           =============     =============     =============

See notes to financial statements





Statement of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUND
December 31, 2003

------------------------------------------------------------------------------------------------------------
                                                                  TARGET            TARGET
                                                                MATURITY          MATURITY
                                                                    2010              2015             VALUE
------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                         $14,088,845       $11,282,064       $46,747,174
                                                           =============     =============     =============

  At value (Note 1A)                                         $16,502,798       $12,273,264       $57,487,605
Cash                                                             142,167            44,302           161,096
Receivables:
  Investment securities sold                                          --                --                --
  Interest and dividends                                              --                --           106,057
  Trust shares sold                                                2,881                75            38,367
  Forward currency contracts (Note 6).                                --                --                --
Other assets                                                         612               308             3,824
                                                           -------------     -------------     -------------
Total Assets                                                  16,648,458        12,317,949        57,796,949
                                                           -------------     -------------     -------------
Liabilities
Payables:
  Investment securities purchased                                     --                --                --
  Trust shares redeemed                                           36,782            18,541            53,710
Accrued advisory fees                                              9,033             6,683            37,906
Accrued expenses                                                   3,133             3,502             7,294
                                                           -------------     -------------     -------------
Total Liabilities                                                 48,948            28,726            98,910
                                                           -------------     -------------     -------------
Net Assets                                                   $16,599,510       $12,289,223       $57,698,039
                                                           =============     =============     =============

Net Assets Consist of:
Capital paid in                                              $13,340,737       $10,885,644       $67,330,386
Undistributed net investment income                              783,699           462,634         1,064,786
Accumulated net realized gain (loss) on investments,
  futures contracts and foreign currency transactions             61,121           (50,255)      (21,437,564)
Net unrealized appreciation of investments,
  future contracts and foreign currency transactions           2,413,953           991,200        10,740,431
                                                           -------------     -------------     -------------
Total                                                        $16,599,510       $12,289,223       $57,698,039
                                                           =============     =============     =============

Shares of beneficial interest outstanding (Note 2)             1,093,544           894,547         4,812,506
                                                           =============     =============     =============

Net asset value, offering and redemption price per share
  (Net assets divided by shares outstanding)                      $15.18            $13.74            $11.99
                                                           =============     =============     =============



Statement of Operations
FIRST INVESTORS LIFE SERIES FUND
Year Ended December 31, 2003

-----------------------------------------------------------------------------------------------------------------------------
                                                                                    CASH                             FOCUSED
                                                             BLUE CHIP        MANAGEMENT         DISCOVERY            EQUITY
-----------------------------------------------------------------------------------------------------------------------------
Investment Income
Income:
  Interest                                                     $39,733          $147,512           $48,505            $1,919
  Dividends                                                  2,388,906                --           448,070           130,753
                                                         -------------     -------------     -------------     -------------
Total income                                                 2,428,639           147,512           496,575           132,672
                                                         -------------     -------------     -------------     -------------
Expenses (Notes 1 and 4):
  Advisory fees                                              1,175,722            88,227           753,250            61,138
  Professional fees                                             28,940             9,112            19,501             8,496
  Custodian fees and expenses                                   40,667             7,482            31,735               934
  Reports and notices to shareholders                           20,629             3,576            13,792             3,069
  Other expenses                                                43,099             4,011            30,858             4,096
                                                         -------------     -------------     -------------     -------------
Total expenses                                               1,309,057           112,408           849,136            77,733
Less: Expenses waived or assumed                                    --           (29,582)               --                --
      Custodian fees paid indirectly                            (4,699)             (440)           (4,553)              (42)
                                                         -------------     -------------     -------------     -------------
Net expenses                                                 1,304,358            82,386           844,583            77,691
                                                         -------------     -------------     -------------     -------------
Net investment income (loss)                                 1,124,281            65,126          (348,008)           54,981
                                                         -------------     -------------     -------------     -------------
Realized and Unrealized Gain (Loss) on Investments
  (Note 3):
Net realized gain (loss) on investments                       (328,315)               --         5,786,738          (166,220)
Net unrealized appreciation (depreciation) of investments   36,458,362                --        28,809,508         2,170,169
                                                         -------------     -------------     -------------     -------------
Net gain (loss) on investments                              36,130,047                --        34,596,246         2,003,949
                                                         -------------     -------------     -------------     -------------
Net Increase in Net Assets Resulting from Operations       $37,254,328           $65,126       $34,248,238        $2,058,930
                                                         =============     =============     =============     =============

See notes to financial statements





Statement of Operations
FIRST INVESTORS LIFE SERIES FUND
Year Ended December 31, 2003

----------------------------------------------------------------------------------------------------------

                                                            GOVERNMENT            GROWTH        HIGH YIELD
----------------------------------------------------------------------------------------------------------
Investment Income
Income:
  Interest                                                  $1,234,299           $33,228        $5,214,393
  Dividends                                                         --         2,677,940             1,500(a)
                                                         -------------     -------------     -------------
Total income                                                 1,234,299         2,711,168         5,215,893
                                                         -------------     -------------     -------------
Expenses (Notes 1 and 4):
  Advisory fees                                                191,490         1,427,611           429,235
  Professional fees                                             10,612            27,784            18,040
  Custodian fees and expenses                                   10,504            58,272            11,871
  Reports and notices to shareholders                            4,984            21,524             7,461
  Other expenses                                                11,096            43,837            21,855
                                                         -------------     -------------     -------------
Total expenses                                                 228,686         1,579,028           488,462
Less: Expenses waived or assumed                               (38,298)               --                --
      Custodian fees paid indirectly                              (912)           (1,166)           (2,772)
                                                         -------------     -------------     -------------
Net expenses                                                   189,476         1,577,862           485,690
                                                         -------------     -------------     -------------
Net investment income (loss)                                 1,044,823         1,133,306         4,730,203
                                                         -------------     -------------     -------------
Realized and Unrealized Gain (Loss) on Investments
  (Note 3):
Net realized gain (loss) on investments                        (74,411)       (2,026,643)       (4,705,646)
Net unrealized appreciation (depreciation) of investments     (207,715)       50,940,938        13,112,637
                                                         -------------     -------------     -------------
Net gain (loss) on investments                                (282,126)       48,914,295         8,406,991
                                                         -------------     -------------     -------------
Net Increase in Net Assets Resulting from Operations          $762,697       $50,047,601       $13,137,194
                                                         =============     =============     =============
(a) See Note 1H



Statement of Operations
FIRST INVESTORS LIFE SERIES FUND
Year Ended December 31, 2003

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      TARGET            TARGET
                                                           INTERNATIONAL        INVESTMENT          MATURITY          MATURITY
                                                              SECURITIES             GRADE              2007              2010
-------------------------------------------------------------------------------------------------------------------------------
Investment Income
Income:
  Interest                                                      $122,674        $2,157,088        $1,739,660          $911,830
  Dividends                                                    1,265,319(b)          4,633                --                --
                                                           -------------     -------------     -------------     -------------
Total income                                                   1,387,993         2,161,721         1,739,660           911,830
                                                           -------------     -------------     -------------     -------------
Expenses (Notes 1 and 4):
  Advisory fees                                                  571,142           269,094           232,716           129,395
  Professional fees                                               17,946            11,560            12,494             9,852
  Custodian fees and expenses                                    201,403             9,561             5,494             3,335
  Reports and notices to shareholders                              9,325             5,533             5,510             3,911
  Other expenses                                                  24,207            20,738            13,688             7,551
                                                           -------------     -------------     -------------     -------------
Total expenses                                                   824,023           316,486           269,902           154,044
Less: Expenses waived or assumed                                      --           (53,819)          (46,543)          (25,879)
      Custodian fees paid indirectly                                  --            (2,274)             (325)              (50)
                                                           -------------     -------------     -------------     -------------
Net expenses                                                     824,023           260,393           223,034           128,115
                                                           -------------     -------------     -------------     -------------
Net investment income                                            563,970         1,901,328         1,516,626           783,715
                                                           -------------     -------------     -------------     -------------
Realized and Unrealized Gain (Loss) on
  Investments, Futures Contracts and
  Foreign Currency Transactions (Note 3):

Net realized gain (loss) on investments,
  futures contracts and foreign currency transactions          5,416,776          (492,139)          739,890           138,703
Net unrealized appreciation (depreciation) of investments,
  futures contracts and foreign currency transactions         16,292,719         1,518,921        (1,670,706)         (426,731)
                                                           -------------     -------------     -------------     -------------
Net gain (loss) on investments, futures contracts and
  foreign currency transactions                               21,709,495         1,026,782          (930,816)         (288,028)
                                                           -------------     -------------     -------------     -------------
Net Increase in Net Assets Resulting from Operations         $22,273,465        $2,928,110          $585,810          $495,687
                                                           =============     =============     =============     =============

See notes to financial statements





Statement of Operations
FIRST INVESTORS LIFE SERIES FUND
Year Ended December 31, 2003

------------------------------------------------------------------------------------------
                                                                  TARGET
                                                                MATURITY
                                                                    2015             VALUE
------------------------------------------------------------------------------------------
Investment Income
Income:
  Interest                                                      $547,519           $33,726
  Dividends                                                           --         1,429,020
                                                           -------------     -------------
Total income                                                     547,519         1,462,746
                                                           -------------     -------------
Expenses (Notes 1 and 4):
  Advisory fees                                                   81,145           363,363
  Professional fees                                               10,183             5,930
  Custodian fees and expenses                                      1,309            15,044
  Reports and notices to shareholders                              3,099               812
  Other expenses                                                   6,672            15,947
                                                           -------------     -------------
Total expenses                                                   102,408           401,096
Less: Expenses waived or assumed                                 (16,229)               --
      Custodian fees paid indirectly                              (1,309)           (3,186)
                                                           -------------     -------------
Net expenses                                                      84,870           397,910
                                                           -------------     -------------
Net investment income                                            462,649         1,064,836
                                                           -------------     -------------
Realized and Unrealized Gain (Loss) on
  Investments, Futures Contracts and
  Foreign Currency Transactions (Note 3):

Net realized gain (loss) on investments,
  futures contracts and foreign currency transactions            (23,930)          940,386
Net unrealized appreciation (depreciation) of investments,
  futures contracts and foreign currency transactions           (104,801)       10,312,762
                                                           -------------     -------------
Net gain (loss) on investments, futures contracts and
  foreign currency transactions                                 (128,731)       11,253,148
                                                           -------------     -------------
Net Increase in Net Assets Resulting from Operations            $333,918       $12,317,984
                                                           =============     =============

(b) Net of $111,732 foreign taxes withheld.



Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

-------------------------------------------------------------------------------------------------------------------------------
                                                                      BLUE CHIP                         CASH MANAGEMENT
                                                           -------------------------------     -------------------------------
Year Ended December 31                                              2003              2002              2003              2002
-------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income (loss)                                $1,124,281        $1,059,435           $65,126          $153,115
  Net realized gain (loss) on investments                       (328,315)      (28,336,343)               --                --
  Net unrealized appreciation (depreciation) of investments   36,458,362       (27,970,671)               --                --
                                                           -------------     -------------     -------------     -------------
    Net increase (decrease) in net assets resulting
      from operations                                         37,254,328       (55,247,579)           65,126           153,115
                                                           -------------     -------------     -------------     -------------
Dividends to Shareholders
  Net investment income                                       (1,058,840)         (912,805)          (65,126)         (153,115)
                                                           -------------     -------------     -------------     -------------
Trust Share Transactions*
  Proceeds from shares sold                                    6,955,695         7,791,126         2,616,598         6,913,784
  Reinvestment of dividends                                    1,058,840           912,805            65,126           153,115
  Cost of shares redeemed                                    (13,580,549)      (24,278,648)       (6,706,415)       (5,689,977)
                                                           -------------     -------------     -------------     -------------
    Net increase (decrease) from trust share transactions     (5,566,014)      (15,574,717)       (4,024,691)        1,376,922
                                                           -------------     -------------     -------------     -------------
      Net increase (decrease) in net assets                   30,629,474       (71,735,101)       (4,024,691)        1,376,922

Net Assets
  Beginning of year                                          147,980,772       219,715,873        13,665,142        12,288,220
                                                           -------------     -------------     -------------     -------------
  End of year+                                              $178,610,246      $147,980,772        $9,640,451       $13,665,142
                                                           =============     =============     =============     =============

+Includes undistributed net investment income of              $1,124,213        $1,058,772               $--               $--
                                                           =============     =============     =============     =============

*Trust Shares Issued and Redeemed
  Sold                                                           425,092           446,211         2,616,598         6,913,784
  Issued for dividends reinvested                                 74,097            47,296            65,126           153,115
  Redeemed                                                      (850,401)       (1,445,591)       (6,706,415)       (5,689,977)
                                                           -------------     -------------     -------------     -------------
    Net increase (decrease) in trust shares outstanding         (351,212)         (952,084)       (4,024,691)        1,376,922
                                                           =============     =============     =============     =============


See notes to financial statements





Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

------------------------------------------------------------------------------------------------------------------------------
                                                                      DISCOVERY                          FOCUSED EQUITY
                                                           -------------------------------     -------------------------------
Year Ended December 31                                              2003              2002              2003              2002
------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income (loss)                                 $(348,008)        $(451,876)          $54,981            $9,924
  Net realized gain (loss) on investments                      5,786,738       (15,601,945)         (166,220)       (1,291,649)
  Net unrealized appreciation (depreciation) of investments   28,809,508       (17,870,170)        2,170,169        (1,317,623)
                                                           -------------     -------------     -------------     -------------
    Net increase (decrease) in net assets resulting
      from operations                                         34,248,238       (33,923,991)        2,058,930        (2,599,348)
                                                           -------------     -------------     -------------     -------------
Dividends to Shareholders
  Net investment income                                               --                --            (9,919)          (23,149)
                                                           -------------     -------------     -------------     -------------
Trust Share Transactions*
  Proceeds from shares sold                                    5,806,509         7,235,749         1,611,746         2,042,700
  Reinvestment of dividends                                           --                --             9,919            23,149
  Cost of shares redeemed                                     (7,338,632)       (9,943,319)         (624,075)       (1,060,293)
                                                           -------------     -------------     -------------     -------------
    Net increase (decrease) from trust share transactions     (1,532,123)       (2,707,570)          997,590         1,005,556
                                                           -------------     -------------     -------------     -------------
      Net increase (decrease) in net assets                   32,716,115       (36,631,561)        3,046,601        (1,616,941)

Net Assets
  Beginning of year                                           89,115,540       125,747,101         6,928,041         8,544,982
                                                           -------------     -------------     -------------     -------------
  End of year+                                              $121,831,655       $89,115,540        $9,974,642        $6,928,041
                                                           =============     =============     =============     =============

+Includes undistributed net investment income of                     $--               $--           $54,965            $9,903
                                                           =============     =============     =============     =============

*Trust Shares Issued and Redeemed
  Sold                                                           326,384           400,902           237,078           284,646
  Issued for dividends reinvested                                     --                --             1,675             2,854
  Redeemed                                                      (428,224)         (564,038)          (93,475)         (159,363)
                                                           -------------     -------------     -------------     -------------
    Net increase (decrease) in trust shares outstanding         (101,840)         (163,136)          145,278           128,137
                                                           =============     =============     =============     =============


Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

--------------------------------------------------------------------------------------------------------------------------------

                                                                      GOVERNMENT                            GROWTH
                                                            -------------------------------     -------------------------------
Year Ended December 31                                               2003              2002              2003              2002
--------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                        $1,044,823        $1,075,195        $1,133,306          $880,415
  Net realized gain (loss) on investments, futures contracts
    and foreign currency transactions                             (74,411)           90,100        (2,026,643)      (14,051,918)
  Net unrealized appreciation (depreciation) of investments,
    futures contracts and foreign currency transactions          (207,715)          345,655        50,940,938       (39,789,267)
                                                            -------------     -------------     -------------     -------------
  Net increase (decrease) in net assets resulting
    from operations                                               762,697         1,510,950        50,047,601       (52,960,770)
                                                            -------------     -------------     -------------     -------------
Dividends to Shareholders
  Net investment income                                        (1,075,096)         (845,376)         (880,061)         (483,769)
                                                            -------------     -------------     -------------     -------------
Trust Share Transactions*
  Proceeds from shares sold                                     3,585,627         9,494,207         9,614,986         9,426,487
  Reinvestment of dividends                                     1,075,096           845,376           880,061           483,769
  Cost of shares redeemed                                      (5,260,556)       (2,508,448)      (14,237,360)      (21,559,624)
                                                            -------------     -------------     -------------     -------------
    Net increase (decrease) from trust share transactions        (599,833)        7,831,135        (3,742,313)      (11,649,368)
                                                            -------------     -------------     -------------     -------------
      Net increase (decrease) in net assets                      (912,232)        8,496,709        45,425,227       (65,093,907)

Net Assets
  Beginning of year                                            25,076,980        16,580,271       176,281,359       241,375,266
                                                            -------------     -------------     -------------     -------------
  End of year+                                                $24,164,748       $25,076,980      $221,706,586      $176,281,359
                                                            =============     =============     =============     =============

+Includes undistributed net investment income of               $1,273,358        $1,075,061        $1,133,232          $879,987
                                                            =============     =============     =============     =============

*Trust Shares Issued and Redeemed
  Sold                                                            341,342           911,005           364,057           352,788
  Issued for dividends reinvested                                 103,874            83,618            38,924            16,404
  Redeemed                                                       (503,373)         (241,266)         (560,944)         (830,747)
                                                            -------------     -------------     -------------     -------------
    Net increase (decrease) in trust shares outstanding           (58,157)          753,357          (157,963)         (461,555)
                                                            =============     =============     =============     =============

See notes to financial statements





Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                         INTERNATIONAL
                                                                       HIGH YIELD                          SECURITIES
                                                            -------------------------------     -------------------------------
Year Ended December 31                                               2003              2002              2003              2002
-------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                        $4,730,203        $4,569,568          $563,970          $528,914
  Net realized gain (loss) on investments, futures contracts
    and foreign currency transactions                          (4,705,646)       (4,115,176)        5,416,776        (9,967,816)
  Net unrealized appreciation (depreciation) of investments,
    futures contracts and foreign currency transactions        13,112,637           602,919        16,292,719        (7,897,229)
                                                            -------------     -------------     -------------     -------------
  Net increase (decrease) in net assets resulting
    from operations                                            13,137,194         1,057,311        22,273,465       (17,336,131)
                                                            -------------     -------------     -------------     -------------
Dividends to Shareholders
  Net investment income                                        (4,616,701)       (5,480,290)         (750,556)         (515,963)
                                                            -------------     -------------     -------------     -------------
Trust Share Transactions*
  Proceeds from shares sold                                     5,271,096         3,410,846         2,569,279         3,410,096
  Reinvestment of dividends                                     4,616,701         5,480,290           750,556           515,963
  Cost of shares redeemed                                      (3,817,083)       (5,296,907)       (7,580,280)      (10,675,500)
                                                            -------------     -------------     -------------     -------------
    Net increase (decrease) from trust share transactions       6,070,714         3,594,229        (4,260,445)       (6,749,441)
                                                            -------------     -------------     -------------     -------------
      Net increase (decrease) in net assets                    14,591,207          (828,750)       17,262,464       (24,601,535)

Net Assets
  Beginning of year                                            49,567,491        50,396,241        72,475,385        97,076,920
                                                            -------------     -------------     -------------     -------------
  End of year+                                                $64,158,698       $49,567,491       $89,737,849       $72,475,385
                                                            =============     =============     =============     =============

+Includes undistributed net investment income of               $4,654,467        $4,478,411          $938,507          $722,234
                                                            =============     =============     =============     =============

*Trust Shares Issued and Redeemed
  Sold                                                            690,503           462,403           188,474           248,685
  Issued for dividends reinvested                                 656,714           755,902            64,481            35,219
  Redeemed                                                       (493,683)         (720,773)         (573,700)         (784,889)
                                                            -------------     -------------     -------------     -------------
    Net increase (decrease) in trust shares outstanding           853,534           497,532          (320,745)         (500,985)
                                                            =============     =============     =============     =============


Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

------------------------------------------------------------------------------------------------------------------------------
                                                                                                           TARGET
                                                                  INVESTMENT GRADE                     MATURITY 2007
                                                          -------------------------------     -------------------------------
Year Ended December 31                                             2003              2002              2003              2002
------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                      $1,901,328        $1,813,722        $1,516,626        $1,630,792
  Net realized gain (loss) on investments                      (492,139)          (10,880)          739,890           485,403
  Net unrealized appreciation (depreciation) of investments   1,518,921           549,274        (1,670,706)        2,480,320
                                                          -------------     -------------     -------------     -------------
    Net increase in net assets resulting from operations      2,928,110         2,352,116           585,810         4,596,515
                                                          -------------     -------------     -------------     -------------
Distributions to Shareholders
  Net investment income                                      (1,905,350)       (1,570,624)       (1,630,591)       (1,630,651)
  Net realized gains                                                 --                --          (305,141)               --
                                                          -------------     -------------     -------------     -------------
    Total distributions                                      (1,905,350)       (1,570,624)       (1,935,732)       (1,630,651)
                                                          -------------     -------------     -------------     -------------
Trust Share Transactions*
  Proceeds from shares sold                                   5,031,355         7,046,437         1,052,395         1,900,901
  Reinvestment of distributions                               1,905,350         1,570,624         1,935,732         1,630,651
  Cost of shares redeemed                                    (4,177,963)       (3,759,303)       (6,274,761)       (6,027,922)
                                                          -------------     -------------     -------------     -------------
    Net increase (decrease) from trust share transactions     2,758,742         4,857,758        (3,286,634)       (2,496,370)
                                                          -------------     -------------     -------------     -------------
      Net increase (decrease) in net assets                   3,781,502         5,639,250        (4,636,556)          469,494

Net Assets
  Beginning of year                                          33,532,915        27,893,665        32,564,103        32,094,609
                                                          -------------     -------------     -------------     -------------
  End of year+                                              $37,314,417       $33,532,915       $27,927,547       $32,564,103
                                                          =============     =============     =============     =============

+Includes undistributed net investment income of             $1,846,729        $1,765,964        $1,516,603        $1,630,568
                                                          =============     =============     =============     =============

*Trust Shares Issued and Redeemed
  Sold                                                          437,133           635,829            74,579           137,892
  Issued for distributions reinvested                           170,730           144,758           138,563           125,050
  Redeemed                                                     (363,285)         (337,829)         (445,468)         (435,821)
                                                          -------------     -------------     -------------     -------------
    Net increase (decrease) in trust shares outstanding         244,578           442,758          (232,326)         (172,879)
                                                          =============     =============     =============     =============

See notes to financial statements





Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

-----------------------------------------------------------------------------------------------------------------------------
                                                                        TARGET                             TARGET
                                                                    MATURITY 2010                       MATURITY 2015
                                                          -------------------------------     -------------------------------
Year Ended December 31                                             2003              2002              2003              2002
-----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                        $783,715          $748,937          $462,649          $288,507
  Net realized gain (loss) on investments                       138,703            22,297           (23,930)           (4,285)
  Net unrealized appreciation (depreciation) of investments    (426,731)        1,938,502          (104,801)        1,038,743
                                                          -------------     -------------     -------------     -------------
    Net increase in net assets resulting from operations        495,687         2,709,736           333,918         1,322,965
                                                          -------------     -------------     -------------     -------------
Distributions to Shareholders
  Net investment income                                        (748,880)         (662,873)         (288,490)         (185,253)
  Net realized gains                                                 --                --                --                --
                                                          -------------     -------------     -------------     -------------
    Total distributions                                        (748,880)         (662,873)         (288,490)         (185,253)
                                                          -------------     -------------     -------------     -------------
Trust Share Transactions*
  Proceeds from shares sold                                   2,281,857         3,186,375         4,455,629         4,236,116
  Reinvestment of distributions                                 748,880           662,873           288,490           185,253
  Cost of shares redeemed                                    (3,680,701)       (2,202,364)       (1,622,433)         (474,449)
                                                          -------------     -------------     -------------     -------------
    Net increase (decrease) from trust share transactions      (649,964)        1,646,884         3,121,686         3,946,920
                                                          -------------     -------------     -------------     -------------
      Net increase (decrease) in net assets                    (903,157)        3,693,747         3,167,114         5,084,632

Net Assets
  Beginning of year                                          17,502,667        13,808,920         9,122,109         4,037,477
                                                          -------------     -------------     -------------     -------------
  End of year+                                              $16,599,510       $17,502,667       $12,289,223        $9,122,109
                                                          =============     =============     =============     =============

+Includes undistributed net investment income of               $783,699          $748,864          $462,634          $288,475
                                                          =============     =============     =============     =============

*Trust Shares Issued and Redeemed
  Sold                                                          151,355           225,120           326,769           338,028
  Issued for distributions reinvested                            49,398            49,542            20,965            16,081
  Redeemed                                                     (242,847)         (154,853)         (118,710)          (37,431)
                                                          -------------     -------------     -------------     -------------
    Net increase (decrease) in trust shares outstanding         (42,094)          119,809           229,024           316,678
                                                          =============     =============     =============     =============


Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

-----------------------------------------------------------------------------------------------------------
                                                                                          VALUE
                                                                            -------------------------------
Year Ended December 31                                                               2003              2002
-----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                                        $1,064,836        $1,475,912
  Net realized gain (loss) on investments                                         940,386       (13,315,507)
  Net unrealized appreciation (depreciation) of investments                    10,312,762        (2,150,643)
                                                                            -------------     -------------
    Net increase (decrease) in net assets resulting
      from operations                                                          12,317,984       (13,990,238)
                                                                            -------------     -------------
Dividends to Shareholders
  Net investment income                                                        (1,475,704)       (1,389,579)
                                                                            -------------     -------------
Trust Share Transactions*
  Proceeds from shares sold                                                     4,339,110         2,743,939
  Reinvestment of dividends                                                     1,475,704         1,389,579
  Cost of shares redeemed                                                      (3,906,194)       (9,827,848)
                                                                            -------------     -------------
    Net increase (decrease) from trust share transactions                       1,908,620        (5,694,330)
                                                                            -------------     -------------
      Net increase (decrease) in net assets                                    12,750,900       (21,074,147)

Net Assets
  Beginning of year                                                            44,947,139        66,021,286
                                                                            -------------     -------------
  End of year+                                                                $57,698,039       $44,947,139
                                                                            =============     =============

+Includes undistributed net investment income of                               $1,064,786        $1,475,654
                                                                            =============     =============

*Trust Shares Issued and Redeemed
  Sold                                                                            420,367           250,807
  Issued for dividends reinvested                                                 166,370           119,277
  Redeemed                                                                       (390,632)         (950,120)
                                                                            -------------     -------------
    Net increase (decrease) in trust shares outstanding                           196,105          (580,036)
                                                                            =============     =============

See notes to financial statements

This page intentionally left blank.

Notes to Financial Statements
December 31, 2003


1. Significant Accounting Policies--First Investors Life Series Fund (the "Life Series Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-ended management investment company. The Life Series Fund operates as a series fund, issuing shares of beneficial interest in the Blue Chip, Cash Management, Discovery, Focused Equity, Government, Growth, High Yield, International Securities, Investment Grade, Target Maturity 2007, Target Maturity 2010, Target Maturity 2015, and Value (formerly Utilities Income) Funds (each a "Fund") and accounts separately for its assets, liabilities and operations. The objective of each Fund is as follows:

Blue Chip Fund seeks high total investment return consistent with the preservation of capital.

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Discovery Fund seeks long-term growth of capital without regard to dividend or interest income.

Focused Equity Fund seeks capital appreciation.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Growth Fund seeks long-term capital appreciation.

High Yield Fund primarily seeks high current income and secondarily seeks capital appreciation.

International Securities Fund primarily seeks long-term capital growth and secondarily a reasonable level of current income.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Target Maturity 2007, Target Maturity 2010 and Target Maturity 2015 Funds seek a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity, consistent with the preservation of capital.

Value Fund seeks total return.

A. Security Valuation--Except as provided below a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices prior to the time when assets are valued based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Life Series Fund's Board of Trustees. The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Life Series Fund's Board of Trustees. At December 31, 2003, the Discovery Fund held one security that was fair valued by the Valuation Committee with a value of $2,313 representing .0% of the Fund's net assets and the High Yield Fund held six securities that were fair valued by the Valuation Committee with an aggregate value of $3,479 representing .0% of the Fund's net assets. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

B. Federal Income Tax--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers), to relieve each Fund from all, or substantially all, federal income taxes. At December 31, 2003, capital loss carryovers were as follows:

December 31, 2003



                                                                      Year Capital Loss Carryovers Expire
                                               ---------------------------------------------------------------------------
Fund                                 Total            2007            2008            2009            2010            2011
----                           -----------     -----------     -----------     -----------     -----------     -----------
Blue Chip                      $53,273,643        $     --      $       --     $26,672,038     $22,469,579      $4,132,026
Discovery                       43,649,272              --              --      28,124,916      15,524,356              --
Focused Equity                   2,730,648          29,190       1,018,850         248,878       1,083,303         350,427
Government                         546,900         140,904         133,450              --              --         272,546
Growth                          24,819,636              --              --       9,135,342      12,212,770       3,471,524
High Yield                      14,778,299         566,369       1,503,018       3,751,289       4,221,351       4,736,272
International Securities        17,385,481              --              --       7,723,963       9,661,518              --
Investment Grade                 1,371,055          71,026         728,578          37,096          17,173         517,182
Target Maturity 2015                36,490              --           3,919          13,453           4,285          14,833
Value                           21,430,341              --              --       8,718,125      11,439,916       1,272,300

C. Foreign Currency Translations--The accounting records of the International Securities Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

The International Securities Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions includes gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

D. Distributions to Shareholders--Distributions to shareholders from net investment income and net realized capital gains are generally declared and paid annually on all Funds, except for the Cash Management Fund which declares dividends from the total of net investment income (plus or minus all realized short-term gains and losses on investments) daily and pays monthly. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, capital loss carryforwards and deferral of wash sales.

E. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Life Series Fund are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

F. Repurchase Agreements--Securities pledged as collateral for repurchase agreements are held by the Fund's custodian until maturity of the repurchase agreement. The agreements provide that the Fund will receive, as collateral, securities with a market value which will at all times be at least equal to 100% of the amount invested by the Fund.

G. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

H. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined and gains and losses are based, on the identified cost basis for securities, for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Shares of stock received in lieu of cash dividends on certain preferred stock holdings of the High Yield Fund are recognized as dividend income and recorded at the market value of the shares received.
For the year ended December 31, 2003, the High Yield Fund recognized $1,500 from these taxable "pay-in-kind" distributions. Interest income and estimated expenses are accrued daily. Bond premiums and discounts are amortized/accreted using the interest method. For the year ended December 31, 2003, the Bank of New York, custodian for all the Funds, except the International Securities Fund, has provided credits in the amount of $21,728 against custodian charges based on the uninvested cash balances of the Funds.

2. Trust Shares--The Declaration of Trust permits the issuance of an unlimited number of no par value shares of beneficial interest, of one or more Funds. Shares in the Funds are acquired through the purchase of variable annuity or variable life insurance contracts sold by First Investors Life Insurance Company.

3. Security Transactions--For the year ended December 31, 2003, purchases and sales of securities and long-term U.S. Government obligations, excluding foreign currencies and short-term securities, were as follows:

December 31, 2003



                                                                        Long-Term US
                                        Securities                 Government Obligations
                              ----------------------------     -----------------------------
                                   Cost of        Proceeds          Cost of         Proceeds
Fund                             Purchases        of Sales        Purchases         of Sales
----                          ------------    ------------     ------------     ------------
Blue Chip                     $145,570,522    $149,472,399      $        --      $        --
Discovery                      106,782,386     107,080,392               --               --
Focused Equity                   4,577,140       3,403,717               --               --
Government                              --              --       18,569,395       19,723,325
Growth                         138,691,565     139,269,492               --               --
High Yield                      21,007,146      15,691,324               --               --
International Securities        82,005,582      84,334,144               --               --
Investment Grade                 5,988,085       4,467,870        1,842,858           16,804
Target Maturity 2007                    --              --               --        5,245,225
Target Maturity 2010                    --              --          204,407        1,616,276
Target Maturity 2015                    --              --        3,246,338          325,230
Value                           24,409,205      14,819,790               --               --


At December 31, 2003, aggregate cost and net unrealized appreciation (depreciation) of securities for federal income tax purposes were as follows:


                                                                                         Net
                                                     Gross            Gross       Unrealized
                                 Aggregate      Unrealized       Unrealized     Appreciation
Fund                                  Cost    Appreciation     Depreciation    (Depreciation)
----                          ------------    ------------     ------------     ------------
Blue Chip                     $139,586,462     $39,327,734       $  252,948      $39,074,786
Discovery                       91,564,437      31,941,723        1,616,021       30,325,702
Focused Equity                   9,004,786       1,290,854          345,091          945,763
Government                      23,271,637         495,134           84,368          410,766
Growth                         170,629,271      52,857,750        1,843,003       51,014,747
High Yield                      64,640,122       4,276,803        6,478,578      (2,201,775)
International Securities        72,874,213      17,442,099          616,981       16,825,118
Investment Grade                34,390,847       2,484,963          215,577        2,269,386
Target Maturity 2007            24,390,676       3,496,568               --        3,496,568
Target Maturity 2010            14,093,187       2,409,611               --        2,409,611
Target Maturity 2015            11,295,830       1,012,292           34,858          977,434
Value                           46,754,397      11,167,952          434,744       10,733,208


4. Advisory Fee and Other Transactions With Affiliates--Certain officers and trustees of the Life Series Fund are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO") and/or its transfer agent, Administrative Data Management Corp. Trustees of the Life Series Fund who are not

"interested persons" of the Life Series Fund as defined in the 1940 Act are remunerated by the Funds. For the year ended December 31, 2003, total trustees fees accrued by the Funds amounted to $53,450.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of each Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. For the year ended December 31, 2003, FIMCO has voluntarily waived 20% of the .75% annual fee on the first $250 million of the average daily net assets of the Cash Management, Government, Investment Grade, Target Maturity 2007, Target Maturity 2010 and Target Maturity 2015 Funds. For the year ended December 31, 2003, total advisory fees accrued to FIMCO were $5,773,528 of which $198,413 was waived by the investment adviser. FIMCO has voluntarily agreed for the year ended December 31, 2003 to assume other expenses in excess of 0.10% for the Cash Management Fund. The amount of other expenses assumed by FIMCO was $11,937.

Wellington Management Company, LLP serves as investment subadviser to the Focused Equity Fund, the Growth Fund and the International Securities Fund. The subadviser is paid by FIMCO and not by the Funds.

5. Restricted Securities--Certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be resold to qualified institutional investors. At December 31, 2003, the Cash Management Fund held seven restricted securities with an aggregate value of $2,181,643 representing 22.6% of the Fund's net assets, the Discovery Fund held one restricted security with an aggregate value of $2,313 representing ..0% of the Fund's net assets, the High Yield Fund held twenty-eight restricted security with an aggregate value of $10,442,908 representing 16.3% of the Fund's net assets, and the Investment Grade Fund held seven restricted securities with an aggregate value of $1,986,994 representing 5.3% of the Fund's net assets. These securities are valued as set forth in
Note 1A.

6. Forward Currency Contracts and Futures Contracts--A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. When the International Securities Fund purchases or sells foreign securities it customarily enters into a forward currency contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions. The International Securities Fund could be exposed to risk if counter-parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

December 31, 2003


The International Securities Fund had the following forward currency contracts outstanding at December 31, 2003:


                                                                            Unrealized
Contracts to Buy Foreign Currency     In Exchange for    Settlement Date    Gain (Loss)
---------------------------------     ---------------    ---------------    ----------
    28,335 British Pounds                 US $ 50,233             1/2/04    US $   492
   225,786 Canadian Dollar                    172,530             1/2/04         2,193
    39,872 Canadian Dollar                     30,819             1/5/04            35
46,045,720 South Korean Won                    38,437             1/5/04           208
   871,377 Japanese Yen                         8,143             1/7/04           (12)
                                      ---------------                       ----------
                                             $300,162                          $ 2,916
                                      ===============                       ----------

                                                                            Unrealized
Contracts to Sell Foreign Currency    In Exchange for    Settlement Date          Gain
----------------------------------    ---------------    ---------------    ----------
    85,205 Euro                           US $106,263             1/2/04    US $ 7,037
    83,963 Euro                               105,376             1/5/04         7,596
                                      ---------------                       ----------
                                             $211,639                          $14,633
                                      ===============                       ----------
Net Unrealized Gain on Forward Currency Contract                               $17,549
                                                                            ==========

The International Securities Fund may purchase or sell stock index future contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risk includes the possibility of an illiquid market and that a change in the value of the contract may not correlate with changes in the securities being hedged. At December 31, 2003, U.S. Treasury Bills with a market value of $234,821 were pledged to cover margin requirements for futures contracts. Open futures contracts at December 31, 2003 were as follows:

                                                            Unrealized
                                                          Appreciation
Contracts/Delivery Month/Commitment                      (Depreciation)
-----------------------------------                       ------------
15 CAC 40 Index/March 2004/Buy                                $  9,669
3 DAX 30 Index/March 2004/Buy                                   10,959
3 IBEX PLUS/January 2004/Buy                                     7,913
2 MIB 30/March 2004/Buy                                         (7,119)
25 S&P CAN 60/March 2004/Buy                                    62,704
2 TSE Index/March 2004/Buy                                       8,538
                                                          ------------
Total Net Unrealized Appreciation on Futures Contracts         $92,664
                                                          ============

7. Concentration of Credit Risk--The High Yield Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

8. Tax Components of Capital and Distributions to Shareholders--The tax character of distributions declared for the years ended December 31, 2003 and 2002 were as follows:


                                  Distributions Declared in 2003              Distributions Declared in 2002
                              --------------------------------------          ------------------------------
                                Ordinary      Long-Term                         Ordinary
Fund                              Income   Capital Gain        Total              Income               Total
----                          ----------   ------------   ----------          ----------          ----------
Blue Chip                     $1,058,840       $     --   $1,058,840          $  912,805          $  912,805
Cash Management                   65,126             --       65,126             153,115             153,115
Discovery                             --             --           --                  --                  --
Focused Equity                     9,919             --        9,919              23,149              23,149
Government                     1,075,096             --    1,075,096             845,376             845,376
Growth                           880,061             --      880,061             483,769             483,769
High Yield                     4,616,701             --    4,616,701           5,480,290           5,480,290
International Securities         750,556             --      750,556             515,963             515,963
Investment Grade               1,905,350             --    1,905,350           1,570,624           1,570,624
Target Maturity 2007           1,630,591        305,141    1,935,732           1,630,651           1,630,651
Target Maturity 2010             748,880             --      748,880             662,873             662,873
Target Maturity 2015             288,490             --      288,490             185,253             185,253
Value                          1,475,704             --    1,475,704           1,389,579           1,389,579

December 31, 2003


As of December 31, 2003, the components of distributable earnings (deficit) on a tax basis were as follows:


                                                                                                   Total
                            Undistributed    Accumulated         Capital      Unrealized   Distributable
                                 Ordinary        Capital            Loss    Appreciation        Earnings
Fund                               Income          Gains       Carryover   (Depreciation)       (Deficit)
----                        -------------    -----------    ------------    ------------    ------------
Blue Chip                      $1,124,213       $     --    $(53,273,643)    $39,074,786    $(13,074,644)
Discovery                              --             --     (43,649,272)     30,325,702     (13,323,570)
Focused Equity                     54,965             --      (2,730,648)        945,763      (1,729,920)
Government                      1,273,357             --        (577,334)*       410,766       1,106,789
Growth                          1,133,232             --     (24,819,636)     51,014,747      27,328,343
High Yield                      4,774,945             --     (14,810,227)*    (2,201,774)    (12,237,056)
International Securities        1,021,627             --     (17,385,481)     16,828,871         465,017
Investment Grade                2,137,361             --      (1,430,798)*     2,269,386       2,975,949
Target Maturity 2007            1,516,603        726,731              --       3,496,568       5,739,902
Target Maturity 2010              786,788         62,375              --       2,409,610       3,258,773
Target Maturity 2015              462,634             --         (36,490)        977,435       1,403,579
Value                           1,064,786             --     (21,430,341)     10,733,208      (9,632,347)

* Includes Post October losses of $30,434 for Government Fund, $31,928 for High Yield Fund and $59,743 for Investment Grade Fund.


Differences between book distributable earnings and tax distributable earnings consist primarily of Post October losses, wash sales and amortization of bond premiums and discounts.

For the year ended December 31, 2003, the following reclassifications were made to reflect permanent differences between book and tax reporting:

                              Undistributed      Accumulated
                 Capital     Net Investment     Net Realized
Fund             Paid In             Income            Gains
----           ---------     --------------     ------------
Discovery      $(348,008)          $348,008         $     --
Government      (228,020)                --          228,020

This page intentionally left blank.

Financial Highlights
FIRST INVESTORS LIFE SERIES FUND

The following table sets forth the per share operating performance data for a trust share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.


-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                 Less Distributions
                          Income from Investment Operations            from
                        -------------------------------------  ----------------------
             Net Asset
                 Value         Net   Net Realized
             ---------  Investment and Unrealized  Total from         Net         Net
             Beginning      Income Gain (Loss) on  Investment  Investment    Realized          Total
             of Period      (Loss)    Investments  Operations      Income        Gain  Distributions
----------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------
1999            $26.25       $ .12          $6.38       $6.50       $ .18       $ .43          $ .61
2000             32.14         .08          (1.74)      (1.66)        .12        1.93           2.05
2001             28.43         .08          (5.18)      (5.10)        .08        2.81           2.89
2002             20.44         .11          (5.36)      (5.25)        .09          --            .09
2003             15.10         .12           3.80        3.92         .11          --            .11
----------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
1999            $ 1.00       $.046           $ --       $.046       $.046        $ --          $.046
2000              1.00        .058             --        .058        .058          --           .058
2001              1.00        .037             --        .037        .037          --           .037
2002              1.00        .012             --        .012        .012          --           .012
2003              1.00        .005             --        .005        .005          --           .005
----------------------------------------------------------------------------------------------------
DISCOVERY FUND
--------------
1999            $26.74       $(.06)         $7.47       $7.41       $ .09       $ .10          $ .19
2000             33.96        (.02)           .57         .55          --        4.01           4.01
2001             30.50        (.07)         (6.22)      (6.29)         --        2.78           2.78
2002             21.43        (.08)         (5.73)      (5.81)         --          --             --
2003             15.62        (.06)          6.19        6.13          --          --             --
----------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
11/8/99* to
12/31/99        $10.00       $(.01)         $ .26       $ .25        $ --        $ --           $ --
2000             10.25         .02          (1.14)      (1.12)         --          --             --
2001              9.13         .02           (.47)       (.45)        .02          --            .02
2002              8.66         .01          (2.44)      (2.43)        .02          --            .02
2003              6.21         .04           1.68        1.72         .01          --            .01
----------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
1999            $10.41       $ .61          $(.51)      $ .10       $ .59        $ --          $ .59
2000              9.92         .69            .29         .98         .68          --            .68
2001             10.22         .52            .36         .88         .65          --            .65
2002             10.45         .45            .33         .78         .52          --            .52
2003             10.71         .55           (.22)        .33         .45          --            .45
----------------------------------------------------------------------------------------------------
GROWTH FUND
-----------
1999            $35.78       $ .05          $8.97       $9.02       $ .10       $1.64          $1.74
2000             43.06         .01            .02         .03         .05        3.24           3.29
2001             39.80         .06          (5.11)      (5.05)        .02        4.02           4.04
2002             30.71         .12          (6.94)      (6.82)        .06          --            .06
2003             23.83         .16           6.75        6.91         .12          --            .12
----------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------
                                            R A T I O S  /  S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                                Assets+       Waived or Assumed
                                                   --------------------  ----------------------
             Net Asset                                              Net
                 Value                                       Investment                     Net   Portfolio
               -------     Total     Net Assets                  Income              Investment    Turnover
                End of  Return++  End of Period    Expenses      (Loss)    Expenses      Income        Rate
                Period       (%)  (in millions)         (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------
1999            $32.14     25.32           $275         .81         .45         N/A         N/A          91
2000             28.43     (5.75)           272         .79         .26         N/A         N/A         146
2001             20.44    (19.27)           220         .81         .38         N/A         N/A         105
2002             15.10    (25.80)           148         .81         .58         N/A         N/A         138
2003             18.91     26.19            179         .83         .71         N/A         N/A          96
-----------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
1999            $ 1.00      4.67            $10         .70        4.61         .91        4.40         N/A
2000              1.00      5.92              9         .70        5.76         .89        5.57         N/A
2001              1.00      3.77             12         .70        3.59         .86        3.43         N/A
2002              1.00      1.22             14         .70        1.20         .98         .92         N/A
2003              1.00       .54             10         .70         .55         .95         .30         N/A
-----------------------------------------------------------------------------------------------------------
DISCOVERY FUND
--------------
1999            $33.96     27.97           $148         .83        (.24)        N/A         N/A         109
2000             30.50      (.22)           157         .81        (.07)        N/A         N/A         193
2001             21.43    (21.12)           126         .83        (.33)        N/A         N/A         163
2002             15.62    (27.11)            89         .83        (.43)        N/A         N/A         130
2003             21.75     39.24            122         .85        (.35)        N/A         N/A         111
-----------------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
11/8/99* to
12/31/99        $10.25      2.50            $ 2        1.59(a)    (1.39)(a)     N/A         N/A          12
2000              9.13    (10.93)             8         .81         .30         N/A         N/A         210
2001              8.66     (4.90)             9         .91         .28         N/A         N/A         201
2002              6.21    (28.09)             7        1.04         .13         N/A         N/A         127
2003              7.92     27.73             10         .95         .67         N/A         N/A          43
-----------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
1999            $ 9.92      1.05           $ 11         .76        6.07         .91        5.92          69
2000             10.22     10.54             11         .75        6.80         .90        6.65         131
2001             10.45      8.98             17         .66        6.09         .81        5.94          52
2002             10.71      7.79             25         .78        5.39         .93        5.24         101
2003             10.59      3.18             24         .75        4.98         .90        4.83          83
-----------------------------------------------------------------------------------------------------------
GROWTH FUND
-----------
1999            $43.06     26.47           $262         .81         .14         N/A         N/A          38
2000             39.80       .03            278         .80         .03         N/A         N/A          74
2001             30.71    (13.36)           241         .81         .19         N/A         N/A          72
2002             23.83    (22.24)           176         .82         .43         N/A         N/A          69
2003             30.62     29.18            222         .83         .60         N/A         N/A          74
-----------------------------------------------------------------------------------------------------------

FIRST INVESTORS LIFE SERIES FUND


-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                 Less Distributions
                          Income from Investment Operations            from
                        -------------------------------------  ----------------------
             Net Asset
                 Value               Net Realized
             ---------         Net and Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
             of Period      Income    Investments  Operations      Income        Gain  Distributions
----------------------------------------------------------------------------------------------------
HIGH YIELD FUND
---------------
1999            $11.70       $1.09         $ (.56)      $ .53       $1.02        $.02          $1.04
2000             11.19        1.08          (1.72)       (.64)       1.11          --           1.11
2001(b)           9.44         .89          (1.14)       (.25)       1.06          --           1.06
2002              8.13         .70           (.54)        .16         .89          --            .89
2003              7.40         .63           1.16        1.79         .69          --            .69
----------------------------------------------------------------------------------------------------
INTERNATIONAL SECURITIES FUND
-----------------------------
1999            $18.88       $ .15         $ 5.74      $ 5.89       $ .12       $ .03          $ .15
2000             24.62         .11          (2.68)      (2.57)        .13        2.18           2.31
2001             19.74         .12          (2.95)      (2.83)        .24        1.26           1.50
2002             15.41         .08          (2.91)      (2.83)        .08          --            .08
2003             12.50         .10           3.91        4.01         .13          --            .13
----------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
1999            $11.97       $ .69          $(.98)     $ (.29)      $ .70        $.01          $ .71
2000             10.97         .76            .22         .98         .71          --            .71
2001(b)          11.24         .64            .21         .85         .73          --            .73
2002             11.36         .63            .22         .85         .64          --            .64
2003             11.57         .61            .34         .95         .65          --            .65
----------------------------------------------------------------------------------------------------
TARGET MATURITY 2007 FUND
-------------------------
1999            $13.83       $ .66         $(1.93)     $(1.27)      $ .62        $ --          $ .62
2000             11.94         .69           1.17        1.86         .68          --            .68
2001             13.12         .68            .31         .99         .68          --            .68
2002             13.43         .74           1.20        1.94         .69          --            .69
2003             14.68         .77           (.50)        .27         .74         .14            .88
----------------------------------------------------------------------------------------------------
TARGET MATURITY 2010 FUND
-------------------------
1999            $13.97       $ .65         $(2.26)     $(1.61)      $ .51       $  --          $ .51
2000             11.85         .64           1.74        2.38         .68          --            .68
2001             13.55         .65            .03         .68         .64          --            .64
2002             13.59         .65           1.82        2.47         .65          --            .65
2003             15.41         .72           (.28)        .44         .67          --            .67
----------------------------------------------------------------------------------------------------
TARGET MATURITY 2015 FUND
-------------------------
11/8/99* to
12/31/99        $10.00       $ .04          $(.53)      $(.49)       $ --        $ --           $ --
2000              9.51         .45           1.92        2.37         .03          --            .03
2001             11.85         .47           (.36)       0.11         .39          --            .39
2002             11.57         .38           2.23        2.61         .47          --            .47
2003             13.71         .50           (.06)        .44         .41          --            .41
----------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------
                                            R A T I O S  /  S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                                Assets+       Waived or Assumed
                                                   --------------------  ----------------------
             Net Asset
                 Value                                              Net                     Net   Portfolio
               -------     Total     Net Assets              Investment              Investment    Turnover
                End of  Return++  End of Period    Expenses      Income    Expenses      Income        Rate
                Period       (%)  (in millions)         (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
---------------
1999            $11.19      4.95           $ 68         .82        9.83         N/A         N/A          33
2000              9.44     (6.36)            55         .82        9.97         N/A         N/A          30
2001(b)           8.13     (3.47)            50         .83       10.12         N/A         N/A          32
2002              7.40      2.25             50         .86        9.34         N/A         N/A          13
2003              8.50     26.14             64         .85        8.34         N/A         N/A          30
-----------------------------------------------------------------------------------------------------------
INTERNATIONAL SECURITIES FUND
-----------------------------
1999            $24.62     31.46           $127         .98         .76         N/A         N/A         118
2000             19.74    (11.67)           119         .97         .55         N/A         N/A         132
2001             15.41    (14.79)            97        1.03         .73         N/A         N/A         125
2002             12.50    (18.43)            72        1.09         .63         N/A         N/A         129
2003             16.38     32.52             90        1.08         .74         N/A         N/A         119
-----------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
1999            $10.97     (2.53)          $ 21         .68        6.12         .83        5.97          27
2000             11.24      9.51             21         .68        6.87         .83        6.72          25
2001(b)          11.36      7.86             28         .68        6.36         .83        6.21          13
2002             11.57      7.86             34         .74        6.02         .89        5.87          14
2003             11.87      8.60             37         .73        5.29         .88        5.14          14
-----------------------------------------------------------------------------------------------------------
TARGET MATURITY 2007 FUND
-------------------------
1999            $11.94     (9.39)          $ 25         .69        5.47         .84        5.32           2
2000             13.12     16.44             29         .67        5.77         .82        5.62           9
2001             13.43      7.76             32         .66        5.24         .81        5.09           3
2002             14.68     15.09             33         .73        5.02         .88        4.87           1
2003             14.07      1.90             28         .72        4.89         .87        4.74           0
-----------------------------------------------------------------------------------------------------------
TARGET MATURITY 2010 FUND
-------------------------
1999            $11.85    (11.73)           $ 9         .71        5.48         .86        5.33           9
2000             13.55     21.06             11         .70        5.72         .85        5.57          15
2001             13.59      5.15             14         .67        5.16         .82        5.01           2
2002             15.41     18.88             18         .78        4.82         .93        4.67           3
2003             15.18      2.84             17         .74        4.54         .89        4.39           1
-----------------------------------------------------------------------------------------------------------
TARGET MATURITY 2015 FUND
-------------------------
11/8/99* to
12/31/99        $ 9.51     (4.90)           $ 1        1.38(a)     4.24(a)     1.64(a)     3.98(a)        0
2000             11.85     25.01              2         .72        5.38         .87        5.23          11
2001             11.57      0.85              4         .67        5.21         .82        5.06          31
2002             13.71     23.36              9         .88        4.70        1.03        4.55           1
2003             13.74      3.24             12         .80        4.27         .95        4.12           3
-----------------------------------------------------------------------------------------------------------

FIRST INVESTORS LIFE SERIES FUND


-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                 Less Distributions
                          Income from Investment Operations            from
                        -------------------------------------  ----------------------
             Net Asset
                 Value               Net Realized
             ---------         Net and Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
             of Period      Income    Investments  Operations      Income        Gain  Distributions
----------------------------------------------------------------------------------------------------
VALUE FUND**
----------
1999            $15.83       $ .31         $ 2.25      $ 2.56       $ .33       $ .51          $ .84
2000             17.55         .29           (.29)         --         .30         .86           1.16
2001             16.39         .27          (3.53)      (3.26)        .30         .12            .42
2002             12.71         .32          (3.02)      (2.70)        .27          --            .27
2003              9.74         .22           2.35        2.57         .32          --            .32
-----------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------
                                            R A T I O S  /  S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                                Assets+       Waived or Assumed
                                                   --------------------  ----------------------
             Net Asset
                 Value                                              Net                     Net   Portfolio
               -------     Total     Net Assets              Investment              Investment    Turnover
                End of  Return++  End of Period    Expenses      Income    Expenses      Income        Rate
                Period       (%)  (in millions)         (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
VALUE FUND**
----------
1999            $17.55     17.41           $ 70         .65        2.12         .80        1.97          53
2000             16.39      (.59)            81         .76        1.84         .81        1.79          50
2001             12.71    (20.29)            66         .82        1.88         N/A         N/A          50
2002              9.74    (21.60)            45         .97        2.72         N/A         N/A          71
2003             11.99     27.59             58         .83        2.19         N/A         N/A          33
-----------------------------------------------------------------------------------------------------------

(a) Annualized

(b) Prior to January 1, 2001, the High Yield Fund and Investment Grade Fund did not amortize premiums on debt securities. The per share data and ratios prior to 2001 have not been restated. The cumulative effect of this accounting change had no impact on total net assets of the Funds.

  * Commencement of operations

 ** Prior to December 31, 2002, known as Utilities Income Fund

  + Net of expenses waived or assumed by the investment adviser (Note 4)

 ++ The effect of fees and charges incurred at the separate account level are not reflected in these performance figures



See notes to financial statements

Independent Auditors' Report

To the Shareholders and Trustees of
First Investors Life Series Fund

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the thirteen Funds comprising First Investors Life Series Fund as of December 31, 2003, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Life Series Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the thirteen Funds comprising First Investors Life Series Fund as of December 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                                      Tait, Weller & Baker

Philadelphia, Pennsylvania
February 2, 2004

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



FIRST INVESTORS LIFE SERIES FUND
Trustees and Officers*

                                                Position
                                                Held with           Principal             Number of        Other
                                                Fund and            Occupation            Portfolios in    Trusteeships
Name, Date of Birth                             Length of           During Past           Fund Complex     Directorships
and Address                                     Service             5 Years               Overseen         Held
-----------                                     -------             -------               --------         ----

                                                DISINTERESTED TRUSTEES

Robert M. Grohol  1/16/1932                     Trustee             None/Retired          50               None
c/o First Investors                             since 6/30/00
Management Company, Inc.
95 Wall Street
New York, NY 10005

Rex R. Reed  3/19/1922                          Trustee             None/Retired          50               None
c/o First Investors                             since 3/31/84
Management Company, Inc.
95 Wall Street
New York, NY 10005

Herbert Rubinstein   6/14/1921                  Trustee             None/Retired          50               None
c/o First Investors                             since 9/20/79
Management Company, Inc.
95 Wall Street
New York, NY 10005

James M. Srygley  10/17/1932                    Trustee             Owner                 50               None
c/o First Investors                             since 1/19/95       Hampton
Management Company, Inc.                                            Properties
95 Wall Street
New York, NY 10005

Robert F. Wentworth  7/5/1929                   Trustee             None/Retired          50               None
c/o First Investors                             since 10/15/92
Management Company, Inc.
95 Wall Street
New York, NY 10005





                                                Position(s)
                                                Held with           Principal             Number of        Other
                                                Fund and            Occupations           Portfolios in    Trusteeships
Name, Date of Birth                             Length of           During Past           Fund Complex     Directorships
and Address                                     Service             5 Years               Overseen         Held
-----------                                     -------             -------               --------         ----

                                                INTERESTED TRUSTEES**

Glenn O. Head  8/16/1925                        Trustee             Chairman of           50               None
c/o First Investors                             since 1968          First Investors
Management Company, Inc.                                            Corporation,
95 Wall Street                                                      Chairman of
New York, NY 10005                                                  First Investors
                                                                    Consolidated
                                                                    Corporation,
                                                                    Chairman of
                                                                    First Investors
                                                                    Management
                                                                    Company, Inc.,
                                                                    Chairman of
                                                                    Administrative Data
                                                                    Management Corp.,
                                                                    and officer of
                                                                    other affiliated
                                                                    companies***

Kathryn S. Head  12/31/1955                     Trustee             Vice President        50               None
c/o First Investors                             since 3/17/94       of First Investors
Management Company, Inc.                                            Corporation,
581 Main Street                                 President           President of
Woodbridge, NJ 07095                            since 11/15/01      First Investors
                                                                    Consolidated
                                                                    Corporation,
                                                                    President of
                                                                    First Investors
                                                                    Management
                                                                    Company, Inc.,
                                                                    President of
                                                                    Administrative Data
                                                                    Management Corp.,
                                                                    Chairman of
                                                                    First Investors
                                                                    Federal Savings
                                                                    Bank and
                                                                    officer of
                                                                    other affiliated
                                                                    companies***





FIRST INVESTORS LIFE SERIES FUND
Trustees and Officers* (continued)

                                                Position
                                                Held with           Principal             Number of        Other
                                                Fund and            Occupation(s)         Portfolios in    Trusteeships
Name, Date of Birth                             Length of           During Past           Fund Complex     Directorships
and Address                                     Service             5 Years               Overseen         Held
-----------                                     -------             -------               --------         ----

                                                INTERESTED TRUSTEES** (continued)

Larry R. Lavoie  9/12/1947                      Trustee             General Counsel       50               None
c/o First Investors                             since 9/17/98       First Investors
Management Company, Inc.                                            Corporation
95 Wall Street                                                      and other
New York, NY 10005                                                  affiliated
                                                                    companies***

John T. Sullivan  1/18/1932                     Trustee             Of Counsel            50               None
c/o First Investors                             since 9/20/79       Hawkins,
Management Company, Inc.                                            Delafield &
95 Wall Street                                                      Wood; Director
New York, NY 10005                                                  and Chairman
                                                                    of Executive
                                                                    Committee of
                                                                    First Investors
                                                                    Corporation

  * Each Trustee serves for an indefinite term with the Fund, until his/her successor is elected.

 ** Mr. Head and Ms. Head are interested trustees because (a) they are indirect owners of more than 5% of the voting stock of the adviser and principal underwriter of the Funds, and (b) they are officers, directors and employees of the adviser and principal underwriter of the Funds. Ms. Head is an officer of the Funds and the daughter of Mr.
    Head. Mr. Lavoie is an interested trustee of the Fund because he indirectly owns securities issued by and is an officer of the adviser and principal underwriter of the Funds. Mr. Sullivan is an interested trustee because he is a director and Chairman of the Executive
    Committee of First Investors Corporation and he indirectly owns securities issued by the adviser and principal underwriter of the Funds.

*** Other affiliated companies consist of: First Investors Realty
    Company, Inc., First Investors Life Insurance Company, First Investors
    Leverage Corporation, Route 33 Realty Corporation, First Investors Credit
    Funding Corporation, N.A.K. Realty Corporation, Real Property Development
    Corporation, School Financial Management Services, Inc., First Investors
    Federal Savings Bank, First Investors Credit Corporation and First
    Investors Resources, Inc.





                                                Position
                                                Held with           Principal             Number of        Other
                                                Fund and            Occupation(s)         Portfolios in    Trusteeships
Name, Date of Birth                             Length of           During Past           Fund Complex     Directorships
and Address                                     Service             5 Years               Overseen         Held
-----------                                     -------             -------               --------         ----

                                                OFFICERS WHO ARE NOT TRUSTEES

Joseph I. Benedek  8/2/1957                     Treasurer           Treasurer             50               None
c/o First Investors                             since 1988          and Principal
Management Company, Inc.                                            Accounting Officer
581 Main Street
Woodbridge, NJ 07095


FIRST INVESTORS LIFE SERIES FUND

Shareholder Information
-----------------------
Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Subadviser
(Focused Equity Fund, Growth Fund
and International Securities Fund only)
Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Custodian
(International Securities Fund only)
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
1818 Market Street
Philadelphia, PA 19103


The Cash Management Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.


It is the Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.


This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.

NOTES

NOTES

NOTES

NOTES

Item 2.  Code of Ethics

The Registrant's Board of Directors/Trustees ("Board") has adopted a Code of Ethics that applies to the First Investors Funds' ("Funds") principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Funds or a third party. The Code of Ethics is attached to this report as Exhibit A.

During the period of the report, there have been no amendments to the Code of Ethics or waivers, implicit or otherwise, from its provisions.

Item 3.  Audit Committee Financial Expert

The independent director currently serving as the audit committee financial expert is Robert F. Wentworth.

The Registrant's Board has unanimously determined that Mr. Wentworth satisfied the definition of an audit committee financial expert as set forth in the instructions to Form N-CSR under the Investment
Company Act of 1940.  Specifically, the Board determined that
Mr. Wentworth has all of the following: (i) an understanding of generally accepted accounting principles and financial statements; (ii) the ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves; (iii) experience preparing, auditing, analyzing or evaluating financial statements that present the breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the Funds' financial statements, or experience actively supervising one or more persons engaged in such activities; (iv) an understanding of internal controls and procedures for financial reports; and (v) an understanding of audit committee functions. Furthermore, he had acquired these attributes through education and many years of relevant experience in various financial positions with American Telephone and Telegraph Company, including the positions of Director - Accounting, Director - Finance, Director - Financial Reporting and Analysis, Controller, and Director of Business Planning. Mr. Wentworth also has many years experience serving on the Audit Committees of First Investors Funds and other organizations. Finally, Mr. Wentworth is independent as defined in the instructions to the Form.


Item 4.  Principal Accountant Fees and Services

					  	Fiscal Year Ended
						December 31,
						-----------------
						   2003      2002
						   ----	     ----
(a) Audit Fees				       $127,500	 $125,000

(b) Audit-Related Fees			       $      0	 $	0

(c) Tax Fees	  			       $ 32,500  $ 32,500

    Nature of fees:  tax returns preparation and tax compliance

(d) All Other Fees		     	       $      0	 $	0

(e)(1) Audit committee's pre-approval policies

The Audit Committee has adopted a charter under which it has the duties, among other things,

	(a) to pre-approve, and to recommend to the full Board, the selection, retention or termination of the independent auditors to provide audit, review or attest services to the Funds and, in connection therewith, evaluate the independence of the auditors and to obtain the auditors' specific representations as to their independence;

	(b) to pre-approve all non-audit services to be provided to the Funds by the independent auditor;

	(c) to pre-approve all non-audit services to be provided by the Funds' independent auditor to the Funds' investment adviser or to any entity that controls, is controlled by or is under common control with the Funds investment adviser and that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds;

	(d) to establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approved of services to be provided by the independent auditor as required by paragraphs (b) and (c) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member and members of the Audit Committee, subject to subsequent Committee review and oversight;

	(e) to meet with the Funds' independent auditors, including meetings without management representatives, as necessary (i) to review the arrangements for, and scope of, the annual audit, any special audits and any other services to be provided to the Fund's by the auditors;
(ii) to discuss any matters of concern relating to the Fund's financial statements, including any adjustments to such statements recommended by the auditors, or other results of said audit(s); and (iii) to review the form of opinion the auditors propose to render to the Board and shareholders;

	(f) to receive and consider (i) information and comments from the auditors with respect to the Funds' accounting and financial reporting policies, procedures and internal control over financial reporting (including the Funds' critical accounting policies and practices) and to consider management's responses to any such comments; (ii) reports from the auditors regarding any material written communications between the auditors and management; and (iii) reports from the auditors regarding all non-audit services provided to any entity in the Funds' investment company complex that were not pre-approved by the Audit Committee or pursuant to pre-approved policies and procedures established by the Audit Committee and associated fees;

	(g) to review and approve the fees charged by the auditors for audit and non-audit services for the Funds; and

	(h) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate.



(e)(2) None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Registrant and Related Entities disclosed above were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f) Not Applicable

(g) Aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant and the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the two fiscal years ended December 31, 2003 and 2002 were $35,000 and $32,000, respectively.

(h) Not Applicable


Item 5.  Audit Committee of Listed Registrants

	 Audit Committee Members -
		Robert M. Grohol
		Rex R. Reed
		Herbert Rubinstein
		James M. Srygley
		Robert F. Wentworth

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies & Procedures for Closed-End Management Investment Companies

	 Not applicable to the Registrant

Item 8.  [Reserved]

Item 9.  Controls and Procedures

(a)	The Registrants' Principal Executive Officer and Principal
Financial Officer have concluded that the Registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrants' internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits
(a)	Code of Ethics - Filed herewith

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Fund
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  March 1, 2004


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Life Series Fund
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  March 1, 2004